UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya CBRE Global Infrastructure Fund

Voya CBRE Long/Short Fund

Voya Diversified Emerging Markets Debt Fund

Voya Global Bond Fund

Voya Global Corporate Leaders® 100 Fund

Voya Global Equity Dividend Fund

Voya Global Equity Fund

Voya Global Perspectives® Fund

Voya Global Real Estate Fund

Voya International High Dividend Low Volatility Fund

Voya International Real Estate Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International Small Cap Fund

Voya Russia Fund

The schedules are not audited.

Voya CBRE Global Infrastructure Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Australia: 6.7%
67,545		APA Group	$484,463	0.7
331,489		Atlas Arteria Ltd.	1,610,664	2.3
494,043		Sydney Airport	2,596,401	3.7
			4,691,528	6.7

		Brazil: 0.6%
153,700		CCR SA	431,620	0.6

		Canada: 13.4%
12,000		Canadian Pacific Railway Ltd.	2,379,798	3.4
86,200		Enbridge, Inc.	3,061,414	4.4
39,400		Fortis, Inc.	1,295,413	1.8
73,400		Pembina Pipeline Corp.	2,640,673	3.8
			9,377,298	13.4

		China: 0.7%
450,000		Beijing Capital International Airport Co., Ltd.	512,562	0.7

		France: 2.4%
16,583		Vinci SA	1,668,604	2.4

		Hong Kong: 0.7%
65,500		CK Infrastructure Holdings Ltd.	486,226	0.7

		Italy: 2.5%
32,876		Atlantia S.p.A	973,805	1.4
134,419		Enel S.p.A.	748,835	1.1
			1,722,640	2.5

		Japan: 3.6%
27,300		East Japan Railway Co.	2,553,428	3.6

		Mexico: 2.1%
83,600		Infraestructura Energetica Nova SAB de CV	409,124	0.6
106,400		Promotora y Operadora de Infraestructura SAB de CV	1,099,067	1.5
			1,508,191	2.1

		Spain: 10.5%
9,399	(1)	Aena SME SA	1,706,612	2.4
43,078	(1)	Cellnex Telecom SA	1,144,763	1.6
148,169		Ferrovial SA	3,058,343	4.4
52,504		Iberdrola S.A.	408,211	0.6
1,500	(2)	Iberdrola SA	11,662	0.0
49,641		Red Electrica Corp. SA	1,052,144	1.5
			7,381,735	10.5

		Switzerland: 2.2%
7,210		Flughafen Zuerich AG	1,508,658	2.2

		United Kingdom: 5.3%
44,742		National Grid PLC	477,975	0.7
195,567		Pennon Group PLC	1,929,813	2.7
81,548		SSE PLC	1,336,273	1.9
			3,744,061	5.3

		United States: 47.8%
43,300		American Electric Power Co., Inc.	3,080,362	4.4
12,600		American Tower Corp.	1,867,824	2.6
49,200		Antero Midstream GP L.P.	945,624	1.3
19,700		Atmos Energy Corp.	1,809,839	2.6
30,637	(2)	Cheniere Energy, Inc.	1,945,449	2.8
22,384		CMS Energy Corp.	1,082,043	1.5
17,288		Crown Castle International Corp.	1,916,029	2.7
42,100		Dominion Energy, Inc.	3,018,991	4.3
4,422		Equinix, Inc.	1,942,496	2.8
24,884		Evergy, Inc.	1,395,744	2.0
28,100		Exelon Corp.	1,194,250	1.7
27,700		FirstEnergy Corp.	981,411	1.4
2,500		Kansas City Southern	290,675	0.4
8,900		NextEra Energy Partners L.P.	418,923	0.6
13,070		NextEra Energy, Inc.	2,189,748	3.1
20,044		PG&E Corp.	863,495	1.2
56,600		Pattern Energy Group, Inc.	1,051,062	1.5
15,700		Sempra Energy	1,814,763	2.6
11,500		Southwest Gas Holdings, Inc.	899,300	1.3
13,600		Union Pacific Corp.	2,038,504	2.9
95,900		Williams Cos., Inc.	2,853,025	4.1
			33,599,557	47.8

	Total Common Stock (Cost $67,338,325)		69,186,108	98.5

SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 1.3%
887,397	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $887,397)	887,397	1.3

	Total Short-Term Investments (Cost $887,397)		887,397	1.3

	Total Investments in Securities (Cost $68,225,722)		$70,073,505	99.8
	Assets in Excess of Other Liabilities		147,390	0.2
	Net Assets		$70,220,895	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of July 31, 2018.

Voya CBRE Global Infrastructure Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Industry Diversification	Percentage of Net Assets
Electric Utilities	21.4%
Oil & Gas Storage & Transportation	16.4
Railroads	10.3
Multi-Utilities	9.1
Airport Services	9.0
Specialized REITs	8.1
Construction & Engineering	6.8
Highways & Railtracks	5.8
Gas Utilities	5.2
Water Utilities	2.7
Renewable Electricity	2.1
Integrated Telecommunication Services	1.6
Assets in Excess of Other Liabilities*	1.5
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$1,610,664	$3,080,864	$–	$4,691,528
Brazil	431,620	–	–	431,620
Canada	9,377,298	–	–	9,377,298
China	–	512,562	–	512,562
France	–	1,668,604	–	1,668,604
Hong Kong	–	486,226	–	486,226
Italy	–	1,722,640	–	1,722,640
Japan	–	2,553,428	–	2,553,428
Mexico	1,508,191	–	–	1,508,191
Spain	–	7,381,735	–	7,381,735
Switzerland	–	1,508,658	–	1,508,658
United Kingdom	–	3,744,061	–	3,744,061
United States	33,599,557	–	–	33,599,557
Total Common Stock	46,527,330	22,658,778	–	69,186,108
Short-Term Investments	887,397	–	–	887,397
Total Investments, at fair value	$47,414,727	$22,658,778	$–	$70,073,505
Other Financial Instruments+
Forward Foreign Currency Contracts	–	61	–	61
Total Assets	$47,414,727	$22,658,839	$–	$70,073,566

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya CBRE Global Infrastructure Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

At July 31, 2018, the following forward foreign currency contracts were outstanding for Voya CBRE Global Infrastructure Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,202	CHF	29,844	Brown Brothers Harriman & Co.	08/02/18	$61
						$61

Currency Abbreviations
CHF	-	Swiss Franc
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$61
Total Asset Derivatives		$61

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $68,446,331.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,342,653
Gross Unrealized Depreciation	(1,697,648)

Net Unrealized Appreciation	$1,645,005

Voya CBRE Long/Short Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 119.1%
	Diversified Real Estate Activities: 1.5%
482,300	CapitaLand Ltd.	$1,145,729	1.5

	Diversified REITs: 3.4%
136,741	Lar Espana Real Estate Socimi SA	1,455,066	1.9
42,200	STORE Capital Corp.	1,158,390	1.5
		2,613,456	3.4

	Health Care REITs: 8.4%
112,100	Healthcare Trust of America, Inc.	3,062,572	4.0
17,300	Ventas, Inc.	975,374	1.3
38,082	Welltower, Inc.	2,383,933	3.1
		6,421,879	8.4

	Hotel & Resort REITs: 5.5%
149,200	DiamondRock Hospitality Co.	1,778,464	2.3
40,000	MGM Growth Properties LLC	1,212,000	1.6
14,600	Ryman Hospitality Properties	1,241,146	1.6
		4,231,610	5.5

	Hotels, Resorts & Cruise Lines: 4.0%
38,570	Hilton Worldwide Holdings, Inc.	3,033,916	4.0

	Industrial REITs: 5.4%
49,892	ProLogis, Inc.	3,273,913	4.3
96,625	Segro PLC	842,216	1.1
		4,116,129	5.4

	Office REITs: 17.6%
24,959	Alexandria Real Estate Equities, Inc.	3,180,775	4.2
84,000	Columbia Property Trust, Inc.	1,947,120	2.5
54,100	Corporate Office Properties Trust SBI MD	1,608,934	2.1
69,900	Douglas Emmett, Inc.	2,714,916	3.5
69,200	Hudson Pacific Properties, Inc.	2,370,792	3.1
71,336	Tier REIT, Inc.	1,695,657	2.2
		13,518,194	17.6

	Real Estate Development: 1.1%
134,000	China Overseas Land & Investment Ltd.	422,157	0.5
120,000	China Resources Land Ltd.	440,004	0.6
		862,161	1.1

	Residential REITs: 21.0%
56,954	American Campus Communities, Inc.	2,349,352	3.1
24,663	Equity Residential	1,613,700	2.1
23,789	Essex Property Trust, Inc.	5,720,065	7.5
102,415	Invitation Homes, Inc.	2,366,811	3.1
16,054	Sun Communities, Inc.	1,556,596	2.0
215,151	Unite Group PLC	2,469,774	3.2
		16,076,298	21.0

	Retail REITs: 24.2%
143,700	Brixmor Property Group, Inc.	2,542,053	3.3
69,077	Macerich Co.	4,079,688	5.3
48,900	Regency Centers Corp.	3,111,507	4.1
33,537	Simon Property Group, Inc.	5,909,555	7.7
46,981	Taubman Centers, Inc.	2,915,171	3.8
		18,557,974	24.2

	Specialized REITs: 27.0%
177,317	Big Yellow Group PLC	2,212,165	2.9
92,000	CubeSmart	2,793,120	3.6
52,414	CyrusOne, Inc.	3,245,475	4.2
14,448	Equinix, Inc.	6,346,717	8.3
40,819	Extra Space Storage, Inc.	3,835,761	5.0
112,833	VICI Properties, Inc.	2,296,152	3.0
		20,729,390	27.0

	Total Common Stock (Cost $88,843,549)	91,306,736	119.1

SECURITIES SOLD SHORT: -43.7%
	Diversified REITs: -19.6%
(46,700)	Empire State Realty Trust, Inc.	(778,489)	(1.0)
(196,600)	Gramercy Property Trust	(5,384,874)	(7.0)
(19,400)	PS Business Parks, Inc.	(2,478,738)	(3.2)
(64,100)	Washington Real Estate Investment Trust	(1,954,409)	(2.6)
(67,300)	WP Carey, Inc.	(4,400,074)	(5.8)
		(14,996,584)	(19.6)

	Health Care REITs: -2.5%
(25,500)	National Health Investors, Inc.	(1,908,420)	(2.5)

	Hotel & Resort REITs: -4.3%
(95,100)	Apple Hospitality REIT, Inc.	(1,710,849)	(2.2)
(48,900)	Chesapeake Lodging Trust	(1,565,778)	(2.1)
		(3,276,627)	(4.3)

	Office REITs: -2.5%
(74,500)	Government Properties Income Trust	(1,122,715)	(1.5)
(41,000)	Mack-Cali Realty Corp.	(798,270)	(1.0)
		(1,920,985)	(2.5)

	Residential REITs: -7.8%
(69,500)	American Homes 4 Rent	(1,538,730)	(2.0)
(64,900)	Apartment Investment & Management Co. - Class A	(2,767,985)	(3.6)

Voya CBRE Long/Short Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SECURITIES SOLD SHORT: (continued)
	Residential REITs: (continued)
(40,400)	Education Realty Trust, Inc.	$(1,670,944)	(2.2)
		(5,977,659)	(7.8)

	Retail REITs: -3.0%
(92,900)	Retail Properties of America, Inc.	(1,165,895)	(1.5)
(48,075)	Tanger Factory Outlet Centers, Inc.	(1,146,589)	(1.5)
		(2,312,484)	(3.0)

	Specialized REITs: -4.0%
(7,045)	Public Storage, Inc.	(1,534,612)	(2.0)
(9,900)	(1) SBA Communications Corp.	(1,566,675)	(2.0)
		(3,101,287)	(4.0)

	Total Securities Sold Short (Proceeds $(32,760,928))	(33,494,046)	(43.7)

	Total Long-Term Investments (Cost $56,082,621)	57,812,690	75.4

SHORT-TERM INVESTMENTS: 0.0%
	Mutual Funds: 0.0%
100	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800% (Cost $100)	100	0.0

	Total Short-Term Investments (Cost $100)	100	0.0

	Total Investments in Securities (Cost $56,082,721)	$57,812,790	75.4
	Assets in Excess of Other Liabilities	18,834,906	24.6
	Net Assets	$76,647,696	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of July 31, 2018.

Industry Weightings as of July 31, 2018

(as a percentage of net assets)

	Long	Short	Net
Specialized REITs	27.0%	(4.0)%	23.0%
Retail REITs	24.2	(3.0)	21.2
Office REITs	17.6	(2.5)	15.1
Residential REITs	21.0	(7.8)	13.2
Health Care REITs	8.4	(2.5)	5.9
Industrial REITs	5.4	0.0	5.4
Hotels, Resorts & Cruise Lines	4.0	0.0	4.0
Diversified Real Estate Activities	1.5	0.0	1.5
Hotel & Resort REITs	5.5	(4.3)	1.2
Real Estate Development	1.1	0.0	1.1
Diversified REITs	3.4	(19.6)	(16.2)
Total			75.4
Assets in Excess of Other Liabilities*			24.6
Net Assets			100.0%

*	Includes short-term investments and purchased options.

Geographic Diversification as of July 31, 2018

(as a percentage of net assets)

United States	63.7%
United Kingdom	7.2%
Spain	1.9%
Singapore	1.5%
China	1.1%
Assets in Excess of Other Liabilities*	24.6%
Net Assets	100.0%

*	Includes short-term investments and purchased options.

Voya CBRE Long/Short Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Diversified Real Estate Activities	$–	$1,145,729	$–	$1,145,729
Diversified REITs	2,613,456	–	–	2,613,456
Health Care REITs	6,421,879	–	–	6,421,879
Hotel & Resort REITs	4,231,610	–	–	4,231,610
Hotels, Resorts & Cruise Lines	3,033,916	–	–	3,033,916
Industrial REITs	3,273,913	842,216	–	4,116,129
Office REITs	13,518,194	–	–	13,518,194
Real Estate Development	–	862,161	–	862,161
Residential REITs	13,606,524	2,469,774	–	16,076,298
Retail REITs	18,557,974	–	–	18,557,974
Specialized REITs	18,517,225	2,212,165	–	20,729,390
Total Common Stock	83,774,691	7,532,045	–	91,306,736
Securities Sold Short	(33,494,046)	–	–	(33,494,046)
Short-Term Investments	100	–	–	100
Total Investments, at fair value	$50,280,745	$7,532,045	$–	$57,812,790

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $57,507,323.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,814,661
Gross Unrealized Depreciation	(3,502,397)

Net Unrealized Appreciation	$312,264

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 98.6%
	Affiliated Investment Companies: 98.6%
661,567	Voya Emerging Markets Corporate Debt Fund - Class P	$6,377,502	34.6
634,882	Voya Emerging Markets Hard Currency Debt Fund - Class P	5,942,497	32.2
816,361	Voya Emerging Markets Local Currency Debt Fund - Class P	5,853,306	31.8

	Total Mutual Funds (Cost $18,830,940)	18,173,305	98.6

SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
249,000	(1) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $249,000)	249,000	1.4

	Total Short-Term Investments (Cost $249,000)	249,000	1.4

	Total Investments in Securities (Cost $19,079,940)	$18,422,305	100.0
	Assets in Excess of Other Liabilities	4,655	0.0
	Net Assets	$18,426,960	100.0

(1)	Rate shown is the 7-day yield as of July 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Mutual Funds	$18,173,305	$–	$–	$18,173,305
Short-Term Investments	249,000	–	–	249,000
Total Investments, at fair value	$18,422,305	$–	$–	$18,422,305
Other Financial Instruments+
Forward Foreign Currency Contracts	–	632	–	632
Total Assets	$18,422,305	$632	$–	$18,422,937
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(201)	$–	$(201)
Total Liabilities	$–	$(201)	$–	$(201)

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/18	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$7,135,796	$1,014,613	$(1,416,069)	$(356,837)	$6,377,502	$259,613	$20,822	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	7,015,366	1,151,511	(1,783,049)	(441,331)	5,942,497	243,510	39,569	-
Voya Emerging Markets Local Currency Debt Fund - Class P	7,820,982	417,204	(1,991,222)	(393,658)	5,853,306	252,203	115,800	-
	$21,972,144	$2,583,328	$(5,190,340)	$(1,191,826)	$18,173,305	$755,326	$176,191	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2018, the following forward foreign currency contracts were outstanding for Voya Diversified Emerging Markets Debt Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,966	ZAR	48,531	Barclays Bank PLC	08/10/18	$285
USD	457	RUB	28,703	Goldman Sachs International	08/10/18	(2)
USD	457	RUB	28,703	Goldman Sachs International	08/10/18	(2)
USD	457	RUB	28,702	Goldman Sachs International	08/10/18	(2)
USD	458	RUB	28,702	Goldman Sachs International	08/10/18	(1)
USD	1,550	PLN	5,241	HSBC Bank USA N.A.	08/10/18	116
USD	1,627	TRY	6,899	HSBC Bank USA N.A.	08/10/18	231
USD	2,474	MXN	49,797	HSBC Bank USA N.A.	08/10/18	(194)
						$431

Currency Abbreviations
MXN	-	Mexican Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$632
Total Asset Derivatives		$632

Liability Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$201
Total Liability Derivatives		$201

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2018:

	Barclays Bank PLC	Goldman Sachs International	HSBC Bank USA N.A.	Totals
Assets:
Forward foreign currency contracts	$285	$-	$347	$632
Total Assets	$285	$-	$347	$632

Liabilities:
Forward foreign currency contracts	$-	$7	$194	$201
Total Liabilities	$-	$7	$194	$201

Net OTC derivative instruments by counterparty, at fair value	$285	$(7)	$153	$431

Total cash collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$285	$(7)	$153	$431

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $19,088,694.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$632
Gross Unrealized Depreciation	(666,590)

Net Unrealized Depreciation	$(665,958)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.3%
		Argentina: 0.4%
1,000,000	(1)	YPF SA, 8.500%, 03/23/2021	$1,036,000	0.4

		Brazil: 0.9%
250,000	(1)	Banco do Brasil SA/Cayman, 4.875%, 04/19/2023	246,175	0.1
300,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	278,625	0.1
500,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	460,125	0.2
1,100,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,245,750	0.5
			2,230,675	0.9

		Canada: 0.6%
255,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	245,756	0.1
205,000		Cenovus Energy, Inc., 4.250%, 04/15/2027	199,481	0.1
300,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	275,367	0.1
475,000		Goldcorp, Inc., 3.700%, 03/15/2023	475,567	0.2
240,000		Teck Resources Ltd., 6.000%, 08/15/2040	243,600	0.1
			1,439,771	0.6

		Chile: 0.3%
250,000	(1)	Cencosud SA, 4.375%, 07/17/2027	233,042	0.1
300,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 09/16/2025	305,197	0.1
200,000	(1)	Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/2047	202,002	0.1
			740,241	0.3

		China: 0.3%
720,000	(2)	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	711,023	0.3

		France: 0.7%
706,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	691,363	0.3
611,000		BPCE SA, 2.500%, 12/10/2018	610,929	0.2
257,000	(1)	BPCE SA, 5.150%, 07/21/2024	262,631	0.1
256,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	251,277	0.1
			1,816,200	0.7

		Guernsey: 0.3%
662,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/2020	655,388	0.3

		India: 0.2%
500,000	(1)	Reliance Industries Ltd, 3.667%, 11/30/2027	462,952	0.2

		Indonesia: 0.2%
200,000		Pertamina Persero PT, 4.300%, 05/20/2023	199,721	0.1
400,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/2021	419,920	0.1
			619,641	0.2

		Ireland: 0.3%
341,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	332,365	0.1
453,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	419,532	0.2
			751,897	0.3

		Israel: 0.1%
275,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	248,823	0.1

		Italy: 0.2%
70,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	71,050	0.0
375,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	415,313	0.2
			486,363	0.2

		Jamaica: 0.2%
243,000		Digicel Ltd., 6.000%, 04/15/2021	225,686	0.1
322,000	(1)	Digicel Ltd., 6.750%, 03/01/2023	279,335	0.1
			505,021	0.2

		Japan: 0.7%
770,000	(1)	MUFG Bank Ltd, 2.300%, 03/05/2020	757,617	0.3
255,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	244,902	0.1
766,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	754,513	0.3
			1,757,032	0.7

		Kazakhstan: 0.3%
675,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	678,554	0.3

		Luxembourg: 0.0%
20,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	19,750	0.0
110,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	111,650	0.0
			131,400	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico: 1.3%
567,000	(1)	Cemex SAB de CV, 6.125%, 05/05/2025	$587,695	0.2
525,000	(1),(3)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	535,500	0.2
1,175,000	(1),(2)	Mexichem SAB de CV, 4.875%, 09/19/2022	1,214,950	0.5
275,000		Petroleos Mexicanos, 4.500%, 01/23/2026	256,853	0.1
325,000		Petroleos Mexicanos, 5.500%, 06/27/2044	270,010	0.1
500,000		Petroleos Mexicanos, 6.875%, 08/04/2026	523,750	0.2
			3,388,758	1.3

		Netherlands: 0.8%
195,000		ArcelorMittal, 7.000%, 10/15/2039	220,838	0.1
455,000		Cooperatieve Rabobank UA, 4.500%, 01/11/2021	467,066	0.2
696,000		Shell International Finance BV, 3.250%, 05/11/2025	685,375	0.2
445,000		Shell International Finance BV, 4.000%, 05/10/2046	441,627	0.2
290,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	262,617	0.1
			2,077,523	0.8

		Norway: 0.1%
382,000		Equinor ASA, 2.450%, 01/17/2023	368,070	0.1

		Panama: 0.1%
250,000	(1)	Multibank, Inc., 4.375%, 11/09/2022	245,313	0.1

		Peru: 0.3%
400,000	(1)	El Fondo Mivivienda SA, 3.500%, 01/31/2023	390,000	0.2
375,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	367,688	0.1
			757,688	0.3

		Russia: 0.4%
400,000	(1)	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/2021	417,064	0.1
750,000	(1)	VEON Holdings BV, 4.950%, 06/16/2024	719,715	0.3
			1,136,779	0.4

		Spain: 0.1%
170,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	163,785	0.0
180,000		Telefonica Emisiones SAU, 4.895%, 03/06/2048	176,144	0.1
			339,929	0.1

		Sweden: 0.3%
666,000	(1),(2),(3)	Nordea Bank AB, 5.500%, 12/31/2199	668,498	0.3

		Switzerland: 0.5%
456,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	487,376	0.2
604,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	674,064	0.3
			1,161,440	0.5

		Trinidad And Tobago: 0.1%
166,667		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/2022	159,375	0.1

		Turkey: 0.4%
650,000	(1),(3)	Turkiye Garanti Bankasi AS, 6.125%, 05/24/2027	519,819	0.2
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.750%, 01/30/2023	437,075	0.2
			956,894	0.4

		United Arab Emirates: 0.4%
1,080,000	(1)	Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/2021	1,155,049	0.4

		United Kingdom: 1.2%
324,000		Aon PLC, 2.800%, 03/15/2021	318,401	0.1
656,000		BP Capital Markets PLC, 3.216%, 11/28/2023	645,427	0.2
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	186,863	0.1
1,000,000		Santander UK PLC, 2.375%, 03/16/2020	987,022	0.4
713,000	(1)	Standard Chartered PLC, 4.300%, 02/19/2027	688,397	0.3
270,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	273,888	0.1
			3,099,998	1.2

		United States: 17.6%
400,000		21st Century Fox America, Inc., 5.400%, 10/01/2043	461,501	0.2
190,000		AbbVie, Inc., 3.600%, 05/14/2025	185,396	0.1
361,000		AbbVie, Inc., 4.300%, 05/14/2036	345,549	0.1
325,000		AECOM, 5.125%, 03/15/2027	316,062	0.1
59,000		Aetna, Inc., 2.800%, 06/15/2023	56,593	0.0
566,000		American International Group, Inc., 4.500%, 07/16/2044	543,128	0.2
255,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	249,262	0.1
250,000		AMC Networks, Inc., 4.750%, 08/01/2025	240,625	0.1
83,393		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	85,478	0.0
330,000		Amgen, Inc., 3.200%, 11/02/2027	311,225	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
130,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	$134,541	0.1
498,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	492,190	0.2
383,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/2026	376,720	0.1
252,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	263,381	0.1
225,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	225,478	0.1
165,000		Antero Resources Corp., 5.625%, 06/01/2023	169,125	0.1
337,000	(1)	AT&T, Inc., 4.300%, 02/15/2030	322,064	0.1
375,000		AT&T, Inc., 5.150%, 03/15/2042	364,984	0.1
488,000		AT&T, Inc., 5.450%, 03/01/2047	490,537	0.2
461,000		Bank of America Corp., 3.300%, 01/11/2023	455,190	0.2
703,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	659,942	0.3
508,000		Bank of America Corp., 4.100%, 07/24/2023	517,669	0.2
503,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	487,521	0.2
260,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	246,350	0.1
255,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	246,075	0.1
255,000	(1)	Calpine Corp., 5.250%, 06/01/2026	241,931	0.1
427,000		CBRE Services, Inc., 5.250%, 03/15/2025	448,395	0.2
266,000		CBS Corp., 3.700%, 08/15/2024	258,692	0.1
165,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	157,987	0.1
632,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	642,759	0.3
320,000		Chemours Co/The, 5.375%, 05/15/2027	312,000	0.1
305,000		Citigroup, Inc., 4.125%, 07/25/2028	293,148	0.1
699,000		Citigroup, Inc., 4.000%, 08/05/2024	693,365	0.3
491,000		Citigroup, Inc., 5.500%, 09/13/2025	522,912	0.2
770,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/2019	763,795	0.3
321,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	305,629	0.1
193,000		Comcast Corp., 2.350%, 01/15/2027	171,128	0.1
400,000		Comcast Corp., 4.000%, 03/01/2048	365,393	0.1
215,000		Comcast Corp., 4.250%, 01/15/2033	215,482	0.1
330,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	318,037	0.1
380,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	379,588	0.2
260,000		CSC Holdings LLC, 5.250%, 06/01/2024	250,900	0.1
1,338,000		CVS Health Corp., 2.800%, 07/20/2020	1,326,434	0.5
600,000		CVS Health Corp., 4.300%, 03/25/2028	598,899	0.2
90,000		Dana, Inc., 5.500%, 12/15/2024	88,425	0.0
236,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	239,760	0.1
581,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	610,584	0.2
390,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	412,430	0.2
374,000		Discover Bank, 7.000%, 04/15/2020	392,999	0.2
280,000		DISH DBS Corp., 5.875%, 11/15/2024	234,500	0.1
187,000		Eastman Chemical Co., 2.700%, 01/15/2020	185,895	0.1
286,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	289,109	0.1
1,185,000		Energy Transfer Partners L.P., 4.900%, 02/01/2024	1,214,361	0.5
616,000		Entergy Corp., 5.125%, 09/15/2020	632,934	0.3
404,000		Enterprise Products Operating LLC, 6.450%, 09/01/2040	488,840	0.2
335,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	325,788	0.1
233,000		FedEx Corp., 4.050%, 02/15/2048	216,164	0.1
377,000		Fifth Third Bancorp, 8.250%, 03/01/2038	520,180	0.2
230,000	(1)	First Data Corp., 5.750%, 01/15/2024	236,038	0.1
590,000		FirstEnergy Corp., 4.250%, 03/15/2023	599,437	0.2
702,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	693,020	0.3
275,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	245,575	0.1
600,000	(1)	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/2019	614,448	0.2
91,000		General Electric Co., 6.750%, 03/15/2032	112,582	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
284,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	$279,298	0.1
289,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	283,465	0.1
1,313,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,277,990	0.5
125,000		HCA, Inc., 5.500%, 06/15/2047	118,750	0.0
125,000		HCA, Inc., 5.875%, 02/15/2026	129,531	0.1
120,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	121,200	0.0
250,000	(1)	Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	251,250	0.1
248,000		Indiana Michigan Power Co., 7.000%, 03/15/2019	254,541	0.1
260,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	244,728	0.1
90,000		Johnson & Johnson, 2.900%, 01/15/2028	86,259	0.0
170,000		Johnson & Johnson, 3.400%, 01/15/2038	161,486	0.1
50,000		Johnson & Johnson, 4.375%, 12/05/2033	54,071	0.0
215,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	178,988	0.1
430,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	422,317	0.2
298,000	(3)	JPMorgan Chase & Co., 3.897%, 01/23/2049	273,093	0.1
530,000	(2),(3)	JPMorgan Chase & Co., 6.000%, 12/31/2199	548,990	0.2
227,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	228,620	0.1
223,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	234,889	0.1
395,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	361,888	0.1
164,000		Kroger Co/The, 4.450%, 02/01/2047	152,840	0.1
117,000		Kroger Co/The, 4.650%, 01/15/2048	113,298	0.0
255,000		Lennar Corp., 4.750%, 11/29/2027	240,338	0.1
240,000		Level 3 Parent LLC, 5.750%, 12/01/2022	241,500	0.1
394,000		Medtronic, Inc., 3.150%, 03/15/2022	391,936	0.2
428,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	424,547	0.2
396,000		Metropolitan Edison Co., 7.700%, 01/15/2019	404,516	0.2
404,000		Molson Coors Brewing Co., 3.000%, 07/15/2026	370,757	0.1
453,000		Morgan Stanley, 3.750%, 02/25/2023	454,081	0.2
753,000		Morgan Stanley, 4.100%, 05/22/2023	756,584	0.3
240,000		Murphy Oil Corp., 5.750%, 08/15/2025	241,205	0.1
504,000		Newell Brands, Inc., 2.875%, 12/01/2019	501,233	0.2
462,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	458,500	0.2
265,000		Nordstrom, Inc., 5.000%, 01/15/2044	244,414	0.1
250,000	(1)	Novelis Corp., 5.875%, 09/30/2026	240,313	0.1
327,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	344,012	0.1
504,000		Oracle Corp., 2.950%, 05/15/2025	487,846	0.2
160,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	151,368	0.1
115,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	115,331	0.0
120,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	122,250	0.0
283,000		Pfizer, Inc., 2.750%, 06/03/2026	269,314	0.1
598,000		Philip Morris International, Inc., 4.250%, 11/10/2044	583,465	0.2
255,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	240,577	0.1
277,000		Qualcomm, Inc., 3.250%, 05/20/2027	261,714	0.1
255,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	238,183	0.1
339,000		Reynolds American, Inc., 6.150%, 09/15/2043	390,940	0.2
585,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/2021	593,409	0.2
330,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	307,725	0.1
225,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	214,875	0.1
245,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	240,406	0.1
275,000		Southern Co., 2.750%, 06/15/2020	272,688	0.1
226,000		Southwest Airlines Co., 3.450%, 11/16/2027	213,950	0.1
255,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	239,700	0.1
250,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	242,500	0.1
134,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	133,015	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
240,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	$241,200	0.1
125,000		Teleflex, Inc., 4.625%, 11/15/2027	119,531	0.0
299,000		Time Warner Cable LLC, 5.875%, 11/15/2040	300,117	0.1
330,000		T-Mobile USA, Inc., 4.750%, 02/01/2028	306,389	0.1
250,000		United Rentals North America, Inc., 4.875%, 01/15/2028	234,145	0.1
250,000		Verizon Communications, Inc., 4.125%, 03/16/2027	250,088	0.1
397,000		Verizon Communications, Inc., 4.522%, 09/15/2048	377,578	0.2
281,000		Viacom, Inc., 4.375%, 03/15/2043	247,286	0.1
290,000		Walmart, Inc., 3.700%, 06/26/2028	292,792	0.1
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	425,869	0.2
245,000		Western Digital Corp., 4.750%, 02/15/2026	241,325	0.1
270,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	267,300	0.1
			44,580,433	17.6

	Total Corporate Bonds/Notes (Cost $74,749,216)		74,366,728	29.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.0%
		United States: 11.0%
685,188	(3)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.986%, 05/25/2036	645,514	0.3
501,254		Alternative Loan Trust 2005-51 3A2A, 2.944%, (12MTA + 1.290%), 11/20/2035	484,195	0.2
163,325		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	129,911	0.1
247,779		Alternative Loan Trust 2007-23CB A3, 2.564%, (US0001M + 0.500%), 09/25/2037	170,129	0.1
633,009		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	541,572	0.2
635,751		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	615,863	0.2
109,797		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.564%, (US0001M + 0.500%), 11/25/2035	66,913	0.0
300,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.784%, (US0001M + 0.720%), 11/25/2035	296,187	0.1
373,351	(1),(3)	CSMC Trust 2015-2 B3, 3.933%, 02/25/2045	368,977	0.1
6,589,602	(4)	Fannie Mae 2005-18 SC, 2.586%, (-1.000*US0001M + 4.650%), 03/25/2035	512,841	0.2
4,356,811	(4)	Fannie Mae 2009-106 SA, 4.186%, (-1.000*US0001M + 6.250%), 01/25/2040	585,791	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.064%, (US0001M + 3.000%), 10/25/2029	538,589	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.264%, (US0001M + 2.200%), 01/25/2030	512,363	0.2
400,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.464%, (US0001M + 2.400%), 05/25/2030	412,590	0.2
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.564%, (US0001M + 2.500%), 05/25/2030	615,678	0.2
149,329		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	157,858	0.1
120,513		Fannie Mae REMIC Trust 2005-74 DK, 15.746%, (-4.000*US0001M + 24.000%), 07/25/2035	164,680	0.1
215,380		Fannie Mae REMIC Trust 2006-104 ES, 23.132%, (-5.000*US0001M + 33.450%), 11/25/2036	347,427	0.1
2,593,231	(4)	Fannie Mae REMIC Trust 2007-36 SN, 4.706%, (-1.000*US0001M + 6.770%), 04/25/2037	398,088	0.2
256,051		Fannie Mae REMIC Trust 2007-55 DS, 9.841%, (-2.500*US0001M + 15.000%), 06/25/2037	266,086	0.1
2,404,456	(4)	Fannie Mae REMIC Trust 2008-53 FI, 4.036%, (-1.000*US0001M + 6.100%), 07/25/2038	199,893	0.1
1,023,698	(4)	Fannie Mae REMIC Trust 2008-58 SM, 4.036%, (-1.000*US0001M + 6.100%), 07/25/2038	133,470	0.1
147,528		Fannie Mae REMIC Trust 2009-66 SL, 8.860%, (-3.333*US0001M + 15.833%), 09/25/2039	165,349	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 9.026%, (-3.333*US0001M + 16.000%), 09/25/2039	106,182	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
8,057,256	(4)	Fannie Mae REMIC Trust 2010-123 SL, 4.006%, (-1.000*US0001M + 6.070%), 11/25/2040	$976,338	0.4
6,805,066	(4)	Fannie Mae REMIC Trust 2011-55 SK, 4.496%, (-1.000*US0001M + 6.560%), 06/25/2041	1,053,905	0.4
3,037,284	(4)	Fannie Mae REMIC Trust 2011-86 NS, 3.886%, (-1.000*US0001M + 5.950%), 09/25/2041	364,233	0.1
1,206,610	(4)	Fannie Mae REMIC Trust 2012-10 US, 4.386%, (-1.000*US0001M + 6.450%), 02/25/2042	154,481	0.1
3,566,577	(4)	Fannie Mae REMIC Trust 2012-24 HS, 4.486%, (-1.000*US0001M + 6.550%), 09/25/2040	450,524	0.2
2,699,179	(4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	395,389	0.2
1,300,197	(4)	Fannie Mae Series 2007-9 SE, 4.016%, (-1.000*US0001M + 6.080%), 03/25/2037	162,334	0.1
1,918,757	(4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	255,800	0.1
299,773	(4)	Freddie Mac REMIC Trust 2303 SY, 6.628%, (-1.000*US0001M + 8.700%), 04/15/2031	58,583	0.0
2,062,206	(4)	Freddie Mac REMIC Trust 2989 GU, 4.928%, (-1.000*US0001M + 7.000%), 02/15/2033	286,011	0.1
1,800,438	(4)	Freddie Mac REMIC Trust 3271 SB, 3.978%, (-1.000*US0001M + 6.050%), 02/15/2037	217,206	0.1
4,857,291	(4)	Freddie Mac REMIC Trust 3424 HI, 3.828%, (-1.000*US0001M + 5.900%), 04/15/2038	583,124	0.2
1,556,327	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	267,333	0.1
1,942,326	(4)	Freddie Mac REMIC Trust 3710 SL, 3.928%, (-1.000*US0001M + 6.000%), 05/15/2036	74,287	0.0
7,563,884	(4)	Freddie Mac REMIC Trust 3856 KS, 4.478%, (-1.000*US0001M + 6.550%), 05/15/2041	1,168,513	0.5
2,974,041	(4)	Freddie Mac REMIC Trust 3925 SD, 3.978%, (-1.000*US0001M + 6.050%), 07/15/2040	319,930	0.1
3,147,004	(4)	Freddie Mac REMIC Trust 3946 SE, 4.578%, (-1.000*US0001M + 6.650%), 02/15/2041	409,556	0.2
4,885,116	(4)	Freddie Mac REMIC Trust 4077 SM, 4.628%, (-1.000*US0001M + 6.700%), 08/15/2040	586,494	0.2
1,635,163	(4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	230,712	0.1
2,980,363	(4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	554,721	0.2
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.764%, (US0001M + 4.700%), 04/25/2028	358,063	0.1
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.564%, (US0001M + 2.500%), 03/25/2030	416,033	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.714%, (US0001M + 2.650%), 12/25/2029	625,408	0.2
151,467	(3)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.604%, 10/25/2046	150,761	0.1
99,698		Ginnie Mae Series 2007-37 S, 17.704%, (-3.667*US0001M + 25.300%), 04/16/2037	111,418	0.0
440,817		Ginnie Mae Series 2007-8 SP, 15.284%, (-3.242*US0001M + 22.048%), 03/20/2037	589,462	0.2
2,833,228	(4)	Ginnie Mae Series 2010-116 NS, 4.578%, (-1.000*US0001M + 6.650%), 09/16/2040	359,518	0.1
2,140,787	(4)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	79,468	0.0
874,970	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	117,774	0.0
5,010,425	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	464,298	0.2
1,379,273	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	184,249	0.1
2,324,677	(4)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	385,307	0.2
2,000,987	(4)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	169,020	0.1
3,898,021	(4)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	631,763	0.2
466,996		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.274%, (US0001M + 0.210%), 04/25/2036	430,911	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
391,402	(1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.867%, 08/25/2047	$384,366	0.2
251,061		Lehman XS Trust Series 2005-5N 1A2, 2.424%, (US0001M + 0.360%), 11/25/2035	223,375	0.1
271,494	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.931%, 10/25/2044	270,475	0.1
362,424	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	364,444	0.1
31,378	(3)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	31,918	0.0
15,903,772	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.422%, 08/25/2045	313,586	0.1
93,340	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.381%, 10/25/2036	90,949	0.0
343,882	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.616%, 08/25/2046	329,439	0.1
656,500	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.550%, 12/25/2036	644,171	0.3
210,973	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.155%, 04/25/2037	193,106	0.1
882,340		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	806,191	0.3
224,212		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.494%, (US0001M + 0.430%), 06/25/2037	188,108	0.1
247,341		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	249,514	0.1
320,017	(3)	Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 3.679%, 10/25/2036	314,146	0.1
71,346	(3)	Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 3.679%, 10/25/2036	70,037	0.0
392,298	(3)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 4.324%, 05/25/2036	402,363	0.2
379,349	(3)	Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 3.774%, 04/25/2036	378,490	0.2
565,994	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.796%, 08/20/2045	540,670	0.2

	Total Collateralized Mortgage Obligations (Cost $28,708,499)		27,874,421	11.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.3%
		Federal Home Loan Mortgage Corporation: 0.3%(5)
238,249		4.000%, 09/01/2045	242,932	0.1
175,738		4.000%, 09/01/2045	179,202	0.1
361,368		4.000%, 05/01/2046	368,147	0.1
			790,281	0.3

		Federal National Mortgage Association: 0.7%(5)
137,703		2.500%, 06/01/2030	133,954	0.1
91,276		2.500%, 06/01/2030	88,791	0.0
58,993		2.500%, 07/01/2030	57,386	0.0
281,462		4.000%, 05/01/2045	286,610	0.1
313,375		4.500%, 12/01/2040	328,154	0.1
163,230		4.500%, 12/01/2040	171,168	0.1
340,522		5.000%, 05/01/2041	364,492	0.2
179,727		5.000%, 06/01/2041	192,380	0.1
			1,622,935	0.7

		Government National Mortgage Association: 0.3%
245,005		4.500%, 08/20/2041	258,043	0.1
284,503	(3)	5.140%, 10/20/2060	289,593	0.1
219,755	(3)	5.310%, 10/20/2060	223,281	0.1
28,736		5.500%, 03/20/2039	30,830	0.0
			801,747	0.3

	Total U.S. Government Agency Obligations (Cost $3,289,301)		3,214,963	1.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.3%
		United States: 9.3%
7,849,752	(3),(4)	BANK 2017-BNK5 XA, 1.097%, 06/15/2060	527,197	0.2
2,412,990	(3),(4)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.518%, 02/15/2050	234,456	0.1
110,000	(1)	BDS 2018-FL2 D, 4.641%, (US0001M + 2.550%), 08/15/2035	110,000	0.0
55,278	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/2041	55,252	0.0
126,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/2041	125,515	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
127,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/2041	$125,503	0.1
260,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.726%, 04/12/2038	267,266	0.1
221,014	(1)	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/2018	220,683	0.1
3,371,757	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.430%, 08/10/2049	285,465	0.1
14,611,635	(3),(4)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.780%, 12/10/2054	747,425	0.3
7,098,243	(3),(4)	Citigroup Commercial Mortgage Trust 2013-GC15 XA, 1.061%, 09/10/2046	236,129	0.1
8,581,000	(3),(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.849%, 08/10/2049	513,858	0.2
3,616,095	(3),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.122%, 10/12/2050	264,478	0.1
230,000	(3)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.271%, 09/15/2050	223,568	0.1
5,363,797	(3),(4)	COMM 2012-CR1 XA, 1.872%, 05/15/2045	311,463	0.1
17,434,478	(1),(3),(4)	COMM 2012-LTRT XA, 0.983%, 10/05/2030	536,290	0.2
11,245,189	(3),(4)	COMM 2013-CCRE13 XA, 0.874%, 11/10/2046	331,066	0.1
5,467,705	(3),(4)	COMM 2014-UBS2 XA, 1.336%, 03/10/2047	259,976	0.1
300,000	(3)	COMM 2016-COR1 C, 4.393%, 10/10/2049	295,043	0.1
7,302,983	(3),(4)	COMM 2016-CR28 XA, 0.634%, 02/10/2049	276,906	0.1
1,000,000	(3)	COMM 2017-COR2 C, 4.563%, 09/10/2050	1,000,822	0.4
13,028,653	(3),(4)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 0.899%, 09/15/2050	607,871	0.2
350,000	(1),(6)	DBRR Re-REMIC Trust 2015-FRR1 B711, 0.000%, 08/28/2045	332,631	0.1
3,711,760	(1),(3),(4)	DBUBS 2011-LC1A XA, 0.716%, 11/10/2046	44,984	0.0
370,000	(1),(3)	DBUBS 2011-LC2A D, 5.534%, 07/10/2044	380,653	0.2
530,000	(1),(3)	DBJPM 16-C3 Mortgage Trust, 3.493%, 09/10/2049	452,627	0.2
6,440,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.622%, 11/25/2044	618,737	0.2
4,300,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.814%, 01/25/2043	281,883	0.1
1,108,493	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 1.846%, 08/25/2018	1,726	0.0
8,087,203	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.619%, 08/25/2040	142,906	0.1
387,895	(1),(3)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.388%, 06/10/2036	385,258	0.2
450,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	407,742	0.2
4,359,511	(3),(4)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.184%, 05/10/2045	214,207	0.1
5,787,200	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.344%, 11/10/2046	207,399	0.1
1,500,000	(1),(3)	GS Mortgage Securities Trust 2016-GS4 E, 3.803%, 11/10/2049	1,077,497	0.4
7,778,542	(3),(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.049%, 05/10/2050	586,998	0.2
5,790,000	(1),(3),(4)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.328%, 12/15/2047	78,269	0.0
426,909	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.347%, 06/12/2041	432,768	0.2
200,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	190,725	0.1
10,750,191	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 2.066%, 06/15/2045	414,708	0.2
750,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.123%, 12/15/2047	735,797	0.3
770,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.004%, 01/15/2046	723,676	0.3
735,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	758,206	0.3
1,120,000	(1),(3)	JPMCC Commercial Mortgage Securities Trust 2017-JP6 D, 4.601%, 07/15/2050	1,071,358	0.4
35,972	(1),(3)	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.667%, 02/15/2040	35,884	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
			United States: (continued)
	640,000	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	$626,982	0.2
	5,200,716	(1),(3),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.114%, 03/10/2050	250,117	0.1
	21,550,000	(1),(3),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.438%, 12/15/2047	600,090	0.2
	930,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.426%, 09/15/2047	957,739	0.4
	9,046,606	(1),(3),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 1.884%, 08/10/2049	580,626	0.2
	13,331,765	(3),(4)	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.021%, 12/15/2049	674,198	0.3
	630,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.270%, 03/15/2045	487,795	0.2
	990,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.270%, 03/15/2045	399,132	0.2
	1,924,677	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.271%, 03/15/2048	89,639	0.0
	620,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.980%, 06/15/2046	562,902	0.2
	12,900,394	(3),(4)	WFRBS Commercial Mortgage Trust 2013-C16 XA, 0.814%, 09/15/2046	369,799	0.1
	11,037,753	(3),(4)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.013%, 03/15/2046	265,929	0.1
	16,498,192	(3),(4)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.091%, 03/15/2047	707,652	0.3

		Total Commercial Mortgage-Backed Securities (Cost $23,900,071)		23,705,471	9.3

U.S. TREASURY OBLIGATIONS: 10.4%
			U.S. Treasury Bonds: 1.1%
	2,838,000		3.000%, 02/15/2048	2,794,931	1.1
	10,000		3.500%, 02/15/2039	10,721	0.0
				2,805,652	1.1

			U.S. Treasury Notes: 9.3%
	7,464,000		2.625%, 07/31/2020	7,457,002	2.9
	1,300,000		2.625%, 07/15/2021	1,294,770	0.5
	1,464,000		2.750%, 07/31/2023	1,457,509	0.6
	3,190,000		2.875%, 07/31/2025	3,180,530	1.3
	1,910,000		1.250%, 03/31/2019	1,896,682	0.7
	190,000		1.625%, 03/31/2019	189,158	0.1
	3,846,000		1.875%, 03/31/2022	3,722,132	1.5
	1,900,000		2.125%, 03/31/2024	1,825,187	0.7
	2,525,000		2.875%, 05/15/2028	2,507,295	1.0
				23,530,265	9.3

		Total U.S. Treasury Obligations (Cost $26,553,136)		26,335,917	10.4

FOREIGN GOVERNMENT BONDS: 21.0%
			Argentina: 0.7%
ARS	4,000,000		Argentine Bonos del Tesoro, 18.200%, 10/03/2021	119,254	0.0
	1,420,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	1,428,165	0.6
	275,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	250,528	0.1
				1,797,947	0.7

			Brazil: 0.6%
BRL	5,100,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	1,359,090	0.5
	250,000	(2)	Brazilian Government International Bond, 6.000%, 04/07/2026	264,625	0.1
				1,623,715	0.6

			Canada: 0.3%
CAD	880,000		Canadian Government Bond, 3.500%, 12/01/2045	827,262	0.3

			Chile: 0.9%
CLP	880,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	1,407,252	0.6
CLP	555,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	884,482	0.3
				2,291,734	0.9

			Colombia: 1.9%
	529,000		Colombia Government International Bond, 2.625%, 03/15/2023	506,187	0.2
	618,000		Colombia Government International Bond, 8.125%, 05/21/2024	748,552	0.3
COP	4,320,000,000		Colombian TES, 7.500%, 08/26/2026	1,574,221	0.6
COP	4,782,600,000		Colombian TES, 10.000%, 07/24/2024	1,959,895	0.8
				4,788,855	1.9

			Croatia: 0.1%
	300,000		Croatia Government International Bond, 6.375%, 03/24/2021	320,017	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Dominican Republic: 0.2%
	461,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	$488,665	0.2

			Ecuador: 0.2%
	500,000		Republic of Ecuador, 7.875%, 01/23/2028	459,375	0.2

			Egypt: 0.1%
	300,000		Egypt Government International Bond, 6.125%, 01/31/2022	304,920	0.1

			Germany: 3.8%
EUR	120,000	(6)	Bundesobligation, 0.000%, 10/08/2021	142,320	0.1
EUR	10,000	(6)	Bundesobligation, -0.210%, 04/14/2023	11,810	0.0
EUR	60,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	70,946	0.1
EUR	40,000		Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	49,821	0.0
EUR	40,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	48,754	0.0
EUR	1,570,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	2,487,862	1.0
EUR	30,000	(6)	Bundesrepublik Deutschland Bundesanleihe, 0.000%, 08/15/2026	34,524	0.0
EUR	5,530,000		Bundesrepublik Deutschland, 0.500%, 02/15/2025	6,669,192	2.6
EUR	50,000	(6)	Bundesschatzanweisungen, 0.000%, 12/14/2018	58,589	0.0
				9,573,818	3.8

			Hungary: 0.5%
EUR	850,000		Hungary Government International Bond, 1.750%, 10/10/2027	1,010,117	0.4
	226,000		Hungary Government International Bond, 5.375%, 02/21/2023	241,150	0.1
	110,000		Hungary Government International Bond, 7.625%, 03/29/2041	155,807	0.0
				1,407,074	0.5

			Indonesia: 0.4%
	300,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/2025	298,333	0.1
	650,000	(1)	Indonesia Government International Bond, 4.750%, 01/08/2026	669,970	0.3
				968,303	0.4

			Ivory Coast: 0.1%
	300,625	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	287,619	0.1

			Lebanon: 0.1%
	244,000		Lebanon Government International Bond, 6.000%, 01/27/2023	213,707	0.1

			Mexico: 1.7%
MXN	61,900,000		Mexican Bonos, 6.500%, 06/10/2021	3,210,952	1.2
MXN	18,590,000		Mexican Bonos, 7.750%, 05/29/2031	993,777	0.4
	175,000		Mexico Government International Bond, 4.000%, 10/02/2023	176,072	0.1
				4,380,801	1.7

			Morocco: 0.1%
	200,000		Morocco Government International Bond, 4.250%, 12/11/2022	203,240	0.1

			Nigeria: 0.1%
	200,000		Nigeria Government International Bond, 7.875%, 02/16/2032	207,161	0.1

			Panama: 0.2%
	200,000		Panama Government International Bond, 3.875%, 03/17/2028	200,000	0.1
	315,000		Panama Government International Bond, 6.700%, 01/26/2036	392,175	0.1
				592,175	0.2

			Peru: 1.1%
PEN	3,615,000		Peru Government Bond, 8.200%, 08/12/2026	1,325,767	0.5
	75,000		Peruvian Government International Bond, 5.625%, 11/18/2050	89,175	0.1
PEN	4,000,000		Peruvian Government International Bond, 6.350%, 08/12/2028	1,308,056	0.5
				2,722,998	1.1

			Poland: 1.0%
PLN	7,500,000		Republic of Poland Government Bond, 3.250%, 07/25/2025	2,095,719	0.8
	375,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	365,641	0.2
				2,461,360	1.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Romania: 0.0%
EUR	110,000		Romanian Government International Bond, 3.375%, 02/08/2038	$124,147	0.0

			Russia: 1.4%
RUB	86,000,000		Russian Federal Bond - OFZ, 7.500%, 08/18/2021	1,386,490	0.5
RUB	94,000,000		Russian Federal Bond - OFZ, 7.600%, 07/20/2022	1,519,451	0.6
	600,000	(1)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/2023	626,682	0.3
				3,532,623	1.4

			Saudi Arabia: 0.2%
	200,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	192,996	0.1
	275,000	(1)	Saudi Government International Bond, 4.500%, 04/17/2030	277,766	0.1
				470,762	0.2

			Spain: 2.4%
EUR	5,110,000	(1)	Spain Government Bond, 1.400%, 04/30/2028	6,012,105	2.4

			Sri Lanka: 0.1%
	200,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	201,009	0.1

			Turkey: 0.2%
	461,000		Turkey Government International Bond, 7.375%, 02/05/2025	469,753	0.2

			Ukraine: 0.2%
	525,000		Ukraine Government International Bond, 7.375%, 09/25/2032	473,812	0.2

			United Kingdom: 2.3%
GBP	1,020,000		United Kingdom Gilt, 2.000%, 09/07/2025	1,414,249	0.6
GBP	2,480,000		United Kingdom Gilt, 3.500%, 01/22/2045	4,422,384	1.7
				5,836,633	2.3

			Uruguay: 0.1%
	75,000		Uruguay Government International Bond, 4.375%, 10/27/2027	77,147	0.0
	75,000		Uruguay Government International Bond, 7.625%, 03/21/2036	100,732	0.1
				177,879	0.1

			Vietnam: 0.0%
	125,000		Vietnam Government International Bond, 6.750%, 01/29/2020	130,327	0.0

		Total Foreign Government Bonds (Cost $55,055,152)		53,349,796	21.0

ASSET-BACKED SECURITIES: 5.7%
			United States: 5.7%
	640,000	(1)	ALM VII R-2 Ltd. 2013-7R2A A2R, 4.339%, (US0003M + 2.000%), 10/15/2027	640,660	0.2
	430,000	(1)	Apidos CLO XI 2012-11A BR, 4.286%, (US0003M + 1.950%), 01/17/2028	430,363	0.2
	390,000	(1)	Apidos CLO XVII 2014-17A A2R, 4.186%, (US0003M + 1.850%), 04/17/2026	390,005	0.1
	680,000	(1)	Apidos CLO XVII 2014-17A BR, 4.836%, (US0003M + 2.500%), 04/17/2026	680,937	0.3
	250,000	(1)	ArrowMark Colorado Holdings 2017-7A C, 4.239%, (US0003M + 1.900%), 07/15/2030	248,326	0.1
	400,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.685%, (US0003M + 2.350%), 04/25/2026	400,773	0.2
	250,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.548%, (US0003M + 2.200%), 07/20/2025	250,357	0.1
	930,000	(1)	BlueMountain CLO 2012-2A BR, 4.231%, (US0003M + 1.900%), 11/20/2028	931,129	0.4
	600,000	(1)	BlueMountain CLO 2014-4A B1R, 4.168%, (US0003M + 1.850%), 11/30/2026	600,110	0.2
	550,000	(1)	BlueMountain CLO 2014-4A CR, 4.868%, (US0003M + 2.550%), 11/30/2026	550,535	0.2
	1,160,000	(1)	Bristol Park CLO Ltd. 2016-1A B, 4.239%, (US0003M + 1.900%), 04/15/2029	1,163,822	0.5
	530,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 4.248%, (US0003M + 1.900%), 01/20/2029	530,882	0.2
	500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.597%, (US0003M + 2.250%), 07/23/2030	500,536	0.2
	557,321	(3)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.971%, 03/25/2036	399,600	0.1
	950,000	(1)	Dryden 33 Senior Loan Fund 2014-33A BR, 4.189%, (US0003M + 1.850%), 10/15/2028	951,298	0.4

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
1,180,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.523%, (US0001M + 1.450%), 03/17/2037	$1,182,943	0.5
300,000	(1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	281,637	0.1
300,000	(1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	280,785	0.1
250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.439%, (US0003M + 2.100%), 04/15/2026	250,064	0.1
1,160,000	(1)	OHA Loan Funding Ltd. 2016-1A B1, 4.148%, (US0003M + 1.800%), 01/20/2028	1,161,376	0.5
630,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 7.189%, (US0003M + 4.850%), 10/15/2025	615,599	0.2
250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.189%, (US0003M + 1.850%), 04/15/2026	248,032	0.1
1,240,000	(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,238,838	0.5
250,000	(1)	THL Credit Wind River 2017-4A C CLO Ltd., 4.081%, (US0003M + 1.750%), 11/20/2030	248,452	0.1
200,000	(1),(3)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	184,372	0.1

	Total Asset-Backed Securities (Cost $14,424,320)		14,361,431	5.7

	Value	Percentage of Net Assets
PURCHASED OPTIONS (7): 0.0%

Total Purchased Options (Cost $496,128)	143,809	0.0

Total Long-Term Investments (Cost $227,175,823)	223,352,536	88.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.3%
	Commercial Paper: 9.7%
2,500,000	Autozone Inc., 2.290%, 08/24/2018	2,496,238	1.0
1,500,000	Berkshire Hathaway Energy Co., 2.200%, 08/03/2018	1,499,729	0.6
2,500,000	Consolidated Edison Co., 2.230%, 08/07/2018	2,498,930	1.0
2,500,000	Duke Energy Co., 2.220%, 08/01/2018	2,499,848	1.0
1,200,000	General Mills Inc., 2.270%, 08/13/2018	1,199,032	0.5
2,500,000	Johnson Controls Intl., 2.130%, 08/01/2018	2,499,854	1.0
2,461,000	Marriott Intl., 2.230%, 08/03/2018	2,460,550	0.9
2,500,000	McKesson Corp., 2.300%, 08/29/2018	2,495,449	1.0
2,400,000	Mondelez Intl., 2.430%, 09/27/2018	2,390,786	0.9
2,500,000	Sysco Corp., 2.130%, 08/01/2018	2,499,854	1.0
2,076,000	UnitedHealth Group, Inc., 2.220%, 08/01/2018	2,075,874	0.8
		24,616,144	9.7

	Securities Lending Collateral(8): 1.7%
1,003,588	Cantor Fitzgerald Securities, Repurchase Agreement dated 07/31/18, 1.93%, due 08/01/18 (Repurchase Amount $1,003,641, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.375%-8.000%, Market Value plus accrued interest $1,023,660, due 09/01/18-06/20/68)	1,003,588	0.4
211,045	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/18, 1.91%, due 08/01/18 (Repurchase Amount $211,056, collateralized by various U.S. Government Securities, 2.125%-2.625%, Market Value plus accrued interest $215,266, due 05/31/20-02/29/24)	211,045	0.1
1,003,588	Mizuho Securities USA LLC, Repurchase Agreement dated 07/31/18, 1.92%, due 08/01/18 (Repurchase Amount $1,003,641, collateralized by various U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $1,023,660, due 08/01/23-02/01/48)	1,003,588	0.4

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(8) (continued)
1,003,588	Nomura Securities, Repurchase Agreement dated 07/31/18, 1.93%, due 08/01/18 (Repurchase Amount $1,003,641, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,023,660, due 08/15/18-06/20/68)	$1,003,588	0.4
1,003,588	RBC Dominion Securities Inc., Repurchase Agreement dated 07/31/18, 1.92%, due 08/01/18 (Repurchase Amount $1,003,641, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,023,660, due 08/15/18-09/09/49)	1,003,588	0.4
		4,225,397	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
2,283,000	(9) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $2,283,000)	2,283,000	0.9

	Total Short-Term Investments (Cost $31,126,775)	31,124,541	12.3

	Total Investments in Securities (Cost $258,302,598)	$254,477,077	100.3
	Liabilities in Excess of Other Assets	(639,500)	(0.3)
	Net Assets	$253,837,577	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of July 31, 2018.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of July 31, 2018.
(7)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(8)	Represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of July 31, 2018.

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Portfolio Composition	Percentage of Net Assets
Corporate Bonds/Notes	29.3%
Foreign Government Bonds	21.0
Collateralized Mortgage Obligations	11.0
U.S. Treasury Obligations	10.4
Commercial Mortgage-Backed Securities	9.3
Asset-Backed Securities	5.7
U.S. Government Agency Obligations	1.3
Purchased Options	0.0
Short-Term Investments	12.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Purchased Options	$–	$143,809	$–	$143,809
Corporate Bonds/Notes	–	74,366,728	–	74,366,728
Collateralized Mortgage Obligations	–	27,874,421	–	27,874,421
U.S. Treasury Obligations	–	26,335,917	–	26,335,917
Asset-Backed Securities	–	14,361,431	–	14,361,431
U.S. Government Agency Obligations	–	3,214,963	–	3,214,963
Foreign Government Bonds	–	53,349,796	–	53,349,796
Commercial Mortgage-Backed Securities	–	23,705,471	–	23,705,471
Short-Term Investments	2,283,000	28,841,541	–	31,124,541
Total Investments, at fair value	$2,283,000	$252,194,077	$–	$254,477,077
Other Financial Instruments+
Centrally Cleared Swaps	–	8,052,197	–	8,052,197
Forward Foreign Currency Contracts	–	1,130,636	–	1,130,636
Forward Premium Swaptions	–	87,271	–	87,271
Futures	294,900	–	–	294,900
Total Assets	$2,577,900	$261,464,181	$–	$264,042,081
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,641,384)	$–	$(3,641,384)
Forward Foreign Currency Contracts	–	(2,153,552)	–	(2,153,552)
Futures	(314,733)	–	–	(314,733)
Written Options	–	(56,285)	–	(56,285)
Total Liabilities	$(314,733)	$(5,851,221)	$–	$(6,165,954)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At July 31, 2018, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	171,440,264	USD	633,000	Barclays Bank PLC	08/10/18	$(7,639)
MXN	2,762,469	USD	134,766	Barclays Bank PLC	08/10/18	13,240
USD	26,000	MXN	500,013	Barclays Bank PLC	08/10/18	(789)
USD	490,595	BRL	1,819,562	Barclays Bank PLC	08/10/18	6,295
USD	490,649	BRL	1,819,562	Barclays Bank PLC	08/10/18	6,350
PLN	2,208,118	USD	621,000	Barclays Bank PLC	08/10/18	(16,741)
CLP	721,831,394	USD	1,137,674	Barclays Bank PLC	08/10/18	(5,635)
RUB	198,253,440	USD	3,136,832	Barclays Bank PLC	08/10/18	33,556
ZAR	431,789	USD	35,289	Barclays Bank PLC	08/10/18	(2,534)
USD	631,000	ZAR	8,378,099	Barclays Bank PLC	08/10/18	(4,555)
HUF	174,863,782	USD	632,000	Barclays Bank PLC	08/10/18	5,849
USD	1,277,000	ZAR	17,888,335	Barclays Bank PLC	08/10/18	(79,993)
TRY	6,144,695	USD	1,283,000	Barclays Bank PLC	08/10/18	(40,263)
USD	668,000	SEK	5,808,689	Barclays Bank PLC	08/24/18	6,209
SEK	12,135,295	USD	1,395,635	Barclays Bank PLC	08/24/18	(13,046)
JPY	3,805,828,815	USD	34,455,363	Barclays Bank PLC	08/24/18	(365,397)
USD	893,000	GBP	680,624	Barclays Bank PLC	08/24/18	(1,226)
AUD	20,069,080	USD	14,984,069	Barclays Bank PLC	08/24/18	(71,845)
SEK	18,871,897	USD	2,136,000	Barclays Bank PLC	08/24/18	14,099
USD	289,000	CHF	286,556	Barclays Bank PLC	08/24/18	(972)
JPY	144,413,491	USD	1,302,000	Barclays Bank PLC	08/24/18	(8,444)
USD	409,000	EUR	349,409	Barclays Bank PLC	08/24/18	(292)
USD	1,956,000	CHF	1,933,217	Barclays Bank PLC	08/24/18	(262)
GBP	347,822	USD	455,000	Barclays Bank PLC	08/24/18	1,980

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,226,000	NOK	17,999,665	Barclays Bank PLC	08/24/18	$17,091
AUD	1,886,620	USD	1,397,000	Barclays Bank PLC	08/24/18	4,843
USD	1,124,000	NZD	1,653,856	Barclays Bank PLC	08/24/18	(3,232)
MYR	3,154,599	USD	781,906	Barclays Bank PLC	10/05/18	(3,396)
THB	27,409,577	USD	828,054	Barclays Bank PLC	10/05/18	(2,857)
TRY	2,680,848	USD	557,000	BNP Paribas	08/10/18	(14,811)
TRY	388,747	USD	80,000	BNP Paribas	08/10/18	(1,378)
USD	1,999,000	BRL	7,373,671	BNP Paribas	08/10/18	36,405
ZAR	8,848,993	USD	657,000	BNP Paribas	08/10/18	14,277
USD	675,000	TRY	2,917,580	BNP Paribas	08/10/18	84,933
USD	847,445	COP	2,435,749,920	BNP Paribas	08/10/18	5,061
GBP	1,172,176	USD	1,539,000	BNP Paribas	08/24/18	1,044
USD	1,344,000	CZK	27,917,756	Citibank N.A.	08/10/18	67,085
CZK	15,120,119	USD	715,000	Citibank N.A.	08/10/18	(23,429)
USD	847,781	COP	2,435,749,920	Citibank N.A.	08/10/18	5,396
COP	14,174,335	USD	4,897	Citibank N.A.	08/10/18	5
HUF	170,707,060	USD	633,000	Citibank N.A.	08/10/18	(10,313)
USD	1,344,000	CZK	27,940,161	Citibank N.A.	08/10/18	66,060
CZK	567,715	USD	26,000	Citibank N.A.	08/10/18	(34)
USD	133,000	PLN	491,187	Citibank N.A.	08/10/18	(1,415)
PLN	2,207,990	USD	621,000	Citibank N.A.	08/10/18	(16,776)
USD	675,000	TRY	2,937,552	Citibank N.A.	08/10/18	80,893
RUB	4,907,425	USD	78,000	Citibank N.A.	08/10/18	478
USD	702,000	CZK	15,128,795	Citibank N.A.	08/10/18	10,032
USD	557,000	PLN	2,021,459	Citibank N.A.	08/10/18	3,821
HUF	14,371,231	USD	53,000	Citibank N.A.	08/10/18	(578)
NOK	4,784,358	USD	587,000	Citibank N.A.	08/24/18	134
USD	1,827,000	CAD	2,405,794	Citibank N.A.	08/24/18	(23,173)
GBP	1,169,589	USD	1,534,000	Citibank N.A.	08/24/18	2,644
JPY	72,165,285	USD	643,000	Citibank N.A.	08/24/18	3,406
USD	287,000	CAD	374,702	Citibank N.A.	08/24/18	(1,165)
USD	405,000	NOK	3,308,918	Citibank N.A.	08/24/18	(1,069)
CHF	1,359,203	USD	1,366,000	Citibank N.A.	08/24/18	9,405
USD	1,380,000	NZD	2,046,669	Citibank N.A.	08/24/18	(14,964)
GBP	199,636	USD	262,000	Citibank N.A.	08/24/18	288
GBP	689,045	USD	898,000	Citibank N.A.	08/24/18	7,291
USD	2,068,000	EUR	1,755,447	Citibank N.A.	08/24/18	11,696
AUD	626,595	USD	461,000	Citibank N.A.	08/24/18	4,588
USD	1,820,000	CAD	2,394,514	Citibank N.A.	08/24/18	(21,498)
JPY	134,742,601	USD	1,202,000	Citibank N.A.	08/24/18	4,930
NZD	862,194	USD	584,000	Citibank N.A.	08/24/18	3,652
USD	444,000	CAD	584,349	Citibank N.A.	08/24/18	(5,393)
GBP	1,681,358	USD	2,236,000	Citibank N.A.	08/24/18	(26,977)
NOK	17,785,207	USD	2,219,000	Citibank N.A.	08/24/18	(36,409)
JPY	129,573,206	USD	1,160,000	Citibank N.A.	08/24/18	627
GBP	3,105,209	USD	4,110,000	Citibank N.A.	08/24/18	(30,274)
USD	336,000	CAD	439,095	Citibank N.A.	08/24/18	(1,686)
USD	918,000	SEK	8,084,924	Citibank N.A.	08/24/18	(3,125)
USD	1,097,000	CAD	1,440,133	Citibank N.A.	08/24/18	(10,533)
NOK	2,866,638	USD	350,000	Citibank N.A.	08/24/18	1,792
JPY	147,354,127	USD	1,315,000	Citibank N.A.	08/24/18	4,896
USD	2,666,000	NOK	21,584,384	Citibank N.A.	08/24/18	17,177
USD	1,710,000	AUD	2,307,046	Citibank N.A.	08/24/18	(4,238)
NZD	474,889	USD	324,000	Citibank N.A.	08/24/18	(326)
TRY	2,654,071	USD	557,000	Credit Suisse International	08/10/18	(20,226)
CHF	8,567,294	USD	8,633,000	Credit Suisse International	08/24/18	36,420
IDR	18,748,179,520	USD	1,288,000	Credit Suisse International	10/05/18	3,975
TRY	6,028,528	USD	1,277,000	Deutsche Bank AG	08/10/18	(57,757)
USD	657,000	TRY	3,061,590	Deutsche Bank AG	08/10/18	37,807
USD	657,000	TRY	3,131,955	Deutsche Bank AG	08/10/18	23,576
NZD	890,082	USD	608,788	Deutsche Bank AG	08/24/18	(2,128)
AUD	2,112,090	USD	1,558,000	Deutsche Bank AG	08/24/18	11,377
USD	1,029,000	NZD	1,517,551	Deutsche Bank AG	08/24/18	(5,329)
HKD	312,256	USD	39,838	Deutsche Bank AG	10/05/18	2
USD	631,000	HUF	176,763,614	Goldman Sachs International	08/10/18	(13,779)
PLN	2,310,826	USD	631,000	Goldman Sachs International	08/10/18	1,365
USD	631,000	HUF	176,661,417	Goldman Sachs International	08/10/18	(13,406)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
TRY	2,933,641	USD	605,000	Goldman Sachs International	08/10/18	$(11,684)
USD	27,000	CLP	16,867,008	Goldman Sachs International	08/10/18	548
USD	1,462,114	RUB	91,739,880	Goldman Sachs International	08/10/18	(4,952)
USD	1,360,013	PEN	4,457,087	Goldman Sachs International	08/10/18	(1,803)
USD	613,000	TRY	2,950,077	Goldman Sachs International	08/10/18	16,360
ZAR	8,691,240	USD	647,000	Goldman Sachs International	08/10/18	12,310
PLN	2,384,860	USD	646,901	Goldman Sachs International	08/10/18	5,724
USD	613,000	TRY	2,935,152	Goldman Sachs International	08/10/18	19,379
USD	1,361,018	CLP	893,440,231	Goldman Sachs International	08/10/18	(40,153)
USD	1,462,405	RUB	91,739,880	Goldman Sachs International	08/10/18	(4,662)
USD	648,000	PLN	2,372,186	Goldman Sachs International	08/10/18	(1,157)
RUB	7,418,880	USD	115,652	Goldman Sachs International	08/10/18	2,988
USD	166,000	RUB	10,374,061	Goldman Sachs International	08/10/18	102
BRL	3,867,287	USD	989,000	Goldman Sachs International	08/10/18	40,327
USD	671,000	PLN	2,482,341	Goldman Sachs International	08/10/18	(8,301)
ZAR	8,708,329	USD	657,000	Goldman Sachs International	08/10/18	3,606
BRL	3,798,551	USD	989,000	Goldman Sachs International	08/10/18	22,032
USD	1,462,192	RUB	91,739,880	Goldman Sachs International	08/10/18	(4,875)
HUF	60,187,366	USD	240,091	Goldman Sachs International	08/10/18	(20,546)
USD	1,462,138	RUB	91,739,880	Goldman Sachs International	08/10/18	(4,929)
CZK	14,290,502	USD	675,000	Goldman Sachs International	08/10/18	(21,374)
HUF	161,297,865	USD	581,000	Goldman Sachs International	08/10/18	7,365
USD	1,788,000	CAD	2,342,284	Goldman Sachs International	08/24/18	(13,332)
USD	1,218,000	AUD	1,631,005	Goldman Sachs International	08/24/18	6,091
CAD	405,079	USD	308,000	Goldman Sachs International	08/24/18	3,525
USD	1,336,000	AUD	1,789,973	Goldman Sachs International	08/24/18	5,970
USD	8,134,000	AUD	11,029,467	Goldman Sachs International	08/24/18	(61,387)
USD	1,940,000	NZD	2,853,397	Goldman Sachs International	08/24/18	(4,812)
CHF	394,135	USD	397,000	Goldman Sachs International	08/24/18	1,833
USD	1,262,000	PHP	67,515,738	Goldman Sachs International	10/05/18	(7,921)
IDR	2,269,451,857	USD	156,008	Goldman Sachs International	10/05/18	384
USD	5,190	RON	19,487	HSBC Bank USA N.A.	08/10/18	263
USD	491,481	BRL	1,819,562	HSBC Bank USA N.A.	08/10/18	7,182
USD	3,329,376	MXN	67,022,480	HSBC Bank USA N.A.	08/10/18	(261,513)
CZK	61,609,462	USD	3,017,326	HSBC Bank USA N.A.	08/10/18	(199,404)
TRY	32,089	USD	7,566	HSBC Bank USA N.A.	08/10/18	(1,076)
USD	1,596,453	PEN	5,234,649	HSBC Bank USA N.A.	08/10/18	(2,940)
USD	1,070,371	COP	3,091,338,456	HSBC Bank USA N.A.	08/10/18	1,256
USD	1,652,978	PLN	5,589,478	HSBC Bank USA N.A.	08/10/18	123,398
GBP	2,408,919	USD	3,191,169	HSBC Bank USA N.A.	08/24/18	(26,251)
IDR	2,269,451,857	USD	156,030	HSBC Bank USA N.A.	10/05/18	363
USD	16,007	PHP	862,705	HSBC Bank USA N.A.	10/05/18	(220)
IDR	2,269,451,857	USD	156,030	HSBC Bank USA N.A.	10/05/18	363
IDR	2,269,451,857	USD	155,998	HSBC Bank USA N.A.	10/05/18	395
SGD	763,827	USD	565,036	HSBC Bank USA N.A.	10/05/18	(3,251)
USD	557,000	PLN	2,044,758	JPMorgan Chase Bank N.A.	08/10/18	(2,555)
USD	1,336,000	HUF	357,887,079	JPMorgan Chase Bank N.A.	08/10/18	30,538
CZK	14,208,412	USD	672,000	JPMorgan Chase Bank N.A.	08/10/18	(22,129)
CHF	278,313	USD	281,000	JPMorgan Chase Bank N.A.	08/24/18	631
NOK	54,254	USD	6,780	JPMorgan Chase Bank N.A.	08/24/18	(122)
JPY	39,332,516	USD	355,000	JPMorgan Chase Bank N.A.	08/24/18	(2,687)
USD	536,000	EUR	459,578	JPMorgan Chase Bank N.A.	08/24/18	(2,342)
NZD	1,005,119	USD	682,000	JPMorgan Chase Bank N.A.	08/24/18	3,067
USD	1,574,000	JPY	174,796,399	JPMorgan Chase Bank N.A.	08/24/18	8,295
EUR	4,480,505	USD	5,251,202	JPMorgan Chase Bank N.A.	08/24/18	(2,806)
CAD	15,346,500	USD	11,717,200	JPMorgan Chase Bank N.A.	08/24/18	85,010
USD	167,000	EUR	142,535	JPMorgan Chase Bank N.A.	08/24/18	36
DKK	4,946,164	USD	782,402	JPMorgan Chase Bank N.A.	08/24/18	(4,802)
USD	1,515,000	CHF	1,497,343	JPMorgan Chase Bank N.A.	08/24/18	(192)
USD	2,297,937	CHF	2,270,476	JPMorgan Chase Bank N.A.	08/24/18	397
AUD	577,723	USD	428,000	JPMorgan Chase Bank N.A.	08/24/18	1,274
USD	833,000	JPY	92,050,024	JPMorgan Chase Bank N.A.	08/24/18	8,480
USD	204,000	KRW	229,204,200	JPMorgan Chase Bank N.A.	10/05/18	(2,119)
USD	27,000	ZAR	340,655	Morgan Stanley	08/10/18	1,158
ILS	1,112,138	USD	318,301	Morgan Stanley	08/10/18	(15,278)
GBP	118,617	USD	157,000	Morgan Stanley	08/24/18	(1,157)
EUR	368,873	USD	431,000	Morgan Stanley	08/24/18	1,092

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
USD	259,000	SEK	2,256,125	Morgan Stanley	08/24/18	$1,957
AUD	589,101	USD	437,000	Morgan Stanley	08/24/18	728
USD	264,000	NZD	390,310	Morgan Stanley	08/24/18	(2,026)
USD	330,000	EUR	281,777	Morgan Stanley	08/24/18	(69)
EUR	31,868,531	USD	37,564,782	Morgan Stanley	08/24/18	(234,468)
GBP	1,600,161	USD	2,125,000	Morgan Stanley	08/24/18	(22,656)
EUR	1,777,607	USD	2,082,000	Morgan Stanley	08/24/18	262
NOK	10,889,651	USD	1,360,000	Morgan Stanley	08/24/18	(23,628)
USD	3,617,000	SEK	31,779,485	Morgan Stanley	08/24/18	(3,676)
USD	1,230,000	CHF	1,228,471	Morgan Stanley	08/24/18	(13,115)
USD	1,219,000	AUD	1,645,011	Morgan Stanley	08/24/18	(3,317)
CHF	302,627	USD	305,000	Morgan Stanley	08/24/18	1,234
USD	6,846,000	CAD	9,027,429	Morgan Stanley	08/24/18	(96,536)
KRW	3,691,195,979	USD	3,314,738	Morgan Stanley	10/05/18	4,681
GBP	43,400	USD	57,043	Societe Generale	08/24/18	(22)
USD	647,000	TRY	3,073,944	The Bank of New York Mellon	08/10/18	25,309
USD	1,067,124	COP	3,077,851,795	Toronto Dominion Securities	08/10/18	2,673
						$(1,022,916)

At July 31, 2018, the following futures contracts were outstanding for Voya Global Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
30-year German Government Bond	27	09/06/18	$5,544,096	$(33,580)
Australia 10-Year Bond	13	09/17/18	1,247,940	14,664
Australia 3-Year Bond	67	09/17/18	5,537,792	14,413
Canada 10-Year Bond	31	09/19/18	3,211,646	21,510
Euro-Bobl 5-Year	44	09/06/18	6,771,487	(14,748)
Euro-OAT	78	09/06/18	14,021,539	61,177
Euro-Schatz	151	09/06/18	19,759,179	(33,562)
Long Gilt	32	09/26/18	5,152,727	1,524
Long-Term Euro-BTP	62	09/06/18	9,229,168	(44,255)
Short Gilt	15	09/26/18	2,029,453	(2,671)
U.S. Treasury 2-Year Note	38	09/28/18	8,032,250	(20,258)
U.S. Treasury Long Bond	46	09/19/18	6,576,562	(112,580)
U.S. Treasury Ultra Long Bond	17	09/19/18	2,667,406	(52,285)
			$89,781,245	$(200,651)
Short Contracts:
Euro-Bund	(69)	09/06/18	(13,037,045)	27,351
Japan 10-Year Bond (TSE)	(4)	09/12/18	(5,390,690)	(794)
Japanese Government Bonds 10-Year Mini	(7)	09/11/18	(942,494)	784
U.S. Treasury 10-Year Note	(29)	09/19/18	(3,463,234)	4,020
U.S. Treasury 5-Year Note	(190)	09/28/18	(21,493,750)	60,495
U.S. Treasury Ultra 10-Year Note	(50)	09/19/18	(6,355,469)	88,962
			$(50,682,682)	$180,818

At July 31, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294%	Annual	02/10/23	EUR	5,700,000	$9,128	$10,484
Pay	6-month JPY-LIBOR	Semi-Annual	(0.105)	Semi-Annual	03/07/21	JPY	1,300,000,000	(49,483)	(50,993)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.199)	Semi-Annual	07/14/21	JPY	917,600,000	(64,397)	(69,250)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.020)	Semi-Annual	03/07/23	JPY	1,130,000,000	(60,747)	(58,864)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.166)	Semi-Annual	07/14/23	JPY	633,700,000	(81,173)	(85,181)
Pay	6-month JPY-LIBOR	Semi-Annual	0.754	Semi-Annual	05/21/24	JPY	3,232,000,000	1,009,302	974,302
Pay	6-month JPY-LIBOR	Semi-Annual	0.558	Semi-Annual	02/24/25	JPY	1,844,721,303	408,598	368,218
Pay	6-month JPY-LIBOR	Semi-Annual	(0.092)	Semi-Annual	07/14/26	JPY	1,256,100,000	(296,711)	(305,454)
Pay	6-month JPY-LIBOR	Semi-Annual	0.387	Semi-Annual	03/02/31	JPY	14,900,000	(1,180)	(915)
Pay	6-month JPY-LIBOR	Semi-Annual	0.360	Semi-Annual	03/03/31	JPY	1,677,000,000	(183,528)	(152,490)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month JPY-LIBOR	Semi-Annual	0.471%	Semi-Annual	07/04/32	JPY	473,650,000	$(28,741)	$(24,519)
Pay	6-month JPY-LIBOR	Semi-Annual	0.623	Semi-Annual	03/02/36	JPY	11,900,000	(827)	(541)
Pay	6-month JPY-LIBOR	Semi-Annual	0.585	Semi-Annual	03/03/36	JPY	1,341,000,000	(170,604)	(136,640)
Pay	6-month JPY-LIBOR	Semi-Annual	0.765	Semi-Annual	07/04/42	JPY	488,690,000	(78,192)	(69,379)
Pay	6-month JPY-LIBOR	Semi-Annual	1.289	Semi-Annual	02/04/45	JPY	1,754,000,000	1,585,806	1,535,174
Pay	3-month USD-LIBOR	Quarterly	3.002	Semi-Annual	07/26/18	USD	15,600,000	(36,821)	(36,820)
Pay	3-month USD-LIBOR	Quarterly	2.919	Semi-Annual	07/05/28	USD	6,000,000	(57,419)	(57,419)
Pay	3-month USD-LIBOR	Quarterly	2.893	Semi-Annual	07/17/28	USD	17,900,000	(211,991)	(211,991)
Pay	3-month USD-LIBOR	Quarterly	2.932	Semi-Annual	07/20/28	USD	11,900,000	(101,312)	(101,312)
Pay	3-month USD-LIBOR	Quarterly	2.905	Semi-Annual	07/23/28	USD	23,900,000	(259,919)	(259,919)
Pay	3-month USD-LIBOR	Quarterly	3.006	Semi-Annual	07/26/28	USD	10,200,000	(20,516)	(20,516)
Pay	3-month USD-LIBOR	Quarterly	2.913	Semi-Annual	07/27/28	USD	68,525,000	(698,163)	(698,163)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	3,090,000	(207,436)	(207,038)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	1,600,000	(137,421)	(137,200)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.129	Annual	02/16/46	EUR	1,300,000	141,842	130,331
Receive	6-month JPY-LIBOR	Semi-Annual	(0.030)	Semi-Annual	03/02/23	JPY	29,800,000	1,712	1,661
Receive	6-month JPY-LIBOR	Semi-Annual	(0.044)	Semi-Annual	03/03/23	JPY	4,344,000,000	274,569	266,113
Receive	6-month JPY-LIBOR	Semi-Annual	0.119	Semi-Annual	03/02/26	JPY	21,200,000	1,504	1,336
Receive	6-month JPY-LIBOR	Semi-Annual	0.103	Semi-Annual	03/03/26	JPY	2,381,000,000	194,687	174,928
Receive	6-month JPY-LIBOR	Semi-Annual	0.373	Semi-Annual	03/07/31	JPY	175,000,000	16,833	13,635
Receive	6-month JPY-LIBOR	Semi-Annual	0.484	Semi-Annual	07/05/32	JPY	1,273,200,000	56,252	45,224
Receive	6-month JPY-LIBOR	Semi-Annual	0.578	Semi-Annual	03/07/36	JPY	250,000,000	34,706	28,321
Receive	6-month JPY-LIBOR	Semi-Annual	0.178	Semi-Annual	07/14/36	JPY	467,900,000	369,010	373,894
Receive	6-month JPY-LIBOR	Semi-Annual	0.782	Semi-Annual	07/05/42	JPY	738,900,000	92,422	79,462
Receive	6-month JPY-LIBOR	Semi-Annual	1.443	Semi-Annual	02/24/45	JPY	797,101,798	(995,309)	(956,780)
Receive	6-month JPY-LIBOR	Semi-Annual	0.233	Semi-Annual	07/14/46	JPY	294,600,000	464,027	472,937
Receive	6-month JPY-LIBOR	Semi-Annual	0.816	Semi-Annual	07/03/47	JPY	1,850,000	466	425
Receive	1-month USD-LIBOR	Monthly	1.578	Monthly	10/27/18	USD	71,790,000	104,406	101,709
Receive	1-month USD-LIBOR	Monthly	1.720	Monthly	10/27/19	USD	11,090,000	117,688	117,097
Receive	1-month USD-LIBOR	Monthly	2.371	Monthly	03/05/20	USD	9,500,000	43,934	43,934
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	20,500,000	911,478	911,478
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	18,400,000	639,016	637,498
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	2,130,000	46,748	46,748
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	2,360,000	22,060	22,060
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD	2,600,000	3,902	3,902
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,420,000	176,066	175,698
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,970,000	40,589	40,589
Receive	3-month USD-LIBOR	Quarterly	2.934	Semi-Annual	07/05/28	USD	6,000,000	49,708	49,708
Receive	3-month USD-LIBOR	Quarterly	2.943	Semi-Annual	07/05/28	USD	6,000,000	45,137	45,137
Receive	3-month USD-LIBOR	Quarterly	2.940	Semi-Annual	07/12/28	USD	6,000,000	46,551	46,551
Receive	3-month USD-LIBOR	Quarterly	2.923	Semi-Annual	07/18/28	USD	23,900,000	221,453	221,453
Receive	3-month USD-LIBOR	Quarterly	2.946	Semi-Annual	07/20/28	USD	18,000,000	131,141	131,141
Receive	3-month USD-LIBOR	Quarterly	2.940	Semi-Annual	07/23/28	USD	18,000,000	139,972	139,972
Receive	3-month USD-LIBOR	Quarterly	2.958	Semi-Annual	07/24/28	USD	9,000,000	56,290	56,290
Receive	3-month USD-LIBOR	Quarterly	2.974	Semi-Annual	07/25/28	USD	23,900,000	114,393	114,393
Receive	3-month USD-LIBOR	Quarterly	3.006	Semi-Annual	07/25/28	USD	18,400,000	37,048	37,048
Receive	3-month USD-LIBOR	Quarterly	3.015	Semi-Annual	07/31/28	USD	15,500,000	19,786	19,786
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	1,270,000	87,464	87,464
Receive	3-month USD-LIBOR	Quarterly	2.188	Semi-Annual	04/04/46	USD	3,000,000	526,096	526,096
								$4,499,900	$4,410,813

At July 31, 2018, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap	BNP Paribas	2.812%	Receive	3-month USD-LIBOR	08/03/18	USD	52,600,000	$25,905	$1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year Interest Rate Swap	Bank of America N.A.	3.150%	Pay	3-month USD-LIBOR	09/10/18	USD	52,600,000	$78,900	$138,674
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	3.400%	Pay	3-month USD-LIBOR	08/20/18	USD	52,600,000	180,265	793
Put on 10-Year Interest Rate Swap	BNP Paribas	3.112%	Pay	3-month USD-LIBOR	08/03/18	USD	52,600,000	25,906	4,047
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	3.375%	Pay	3-month USD-LIBOR	08/15/18	USD	52,600,000	185,152	294
								$496,128	$143,809

At July 31, 2018, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Bank of America N.A.	2.650%	Pay	3-month USD-LIBOR	09/10/18	USD	52,600,000	$76,270	$(8,213)
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.900%	Pay	3-month USD-LIBOR	08/20/18	USD	52,600,000	162,381	(48,072)
								$238,651	$(56,285)

At July 31, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	11,740,000	$(628,090)	$15,705
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	16,679,000	(881,902)	28,890
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	11,740,000	(636,314)	4,445
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	11,740,000	(628,971)	12,043
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	18,541,000	(986,381)	26,188
								$(3,761,658)	$87,271

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Interest rate contracts	Purchased options	$143,809
Interest rate contracts	Purchased forward premium options	87,271
Foreign exchange contracts	Forward foreign currency contracts	1,130,636
Interest rate contracts	Futures contracts	294,900
Interest rate contracts	Interest rate swaps	8,052,197
Total Asset Derivatives		$9,708,813

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$2,153,552
Interest rate contracts	Futures contracts	314,733
Interest rate contracts	Interest rate swaps	3,641,384
Interest rate contracts	Written options	56,285
Total Liability Derivatives		$6,165,954

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Morgan Stanley Capital Services LLC	Societe Generale	The Bank of New York Mellon	Toronto Dominion Securities	Totals
Assets:
Purchased options	$138,674	$793	$4,048	$-	$-	$294	$-	$-	$-	$-	$-	$-	$-	$-	$143,809
Forward foreign currency contracts	-	109,512	141,720	306,296	40,395	72,762	149,909	133,220	137,728	11,112	-	-	25,309	2,673	1,130,636
Purchased forward premium options	15,705	28,890	-	-	-	-	-	-	-	-	42,676	-	-	-	87,271
Total Assets	$154,379	$139,195	$145,768	$306,296	$40,395	$73,056	$149,909	$133,220	$137,728	$11,112	$42,676		$25,309	$2,673	$1,361,716

Liabilities:
Forward foreign currency contracts	$-	$629,118	$16,189	$233,375	$20,226	$65,214	$239,073	$494,655	$39,754	$415,926	-	$22	-	-	$2,153,552
Written options	8,213	48,072	-	-	-	-	-	-	-	-	-	-	-	-	56,285
Total Liabilities	$8,213	$677,190	$16,189	$233,375	$20,226	$65,214	$239,073	$494,655	$39,754	$415,926	$-	$22	$-	$-	$2,209,837

Net OTC derivative instruments by counterparty, at fair value	$146,166	$(537,995)	$129,579	$72,921	$20,169	$7,842	$(89,164)	$(361,435)	$97,974	$(404,814)	$42,676		$25,309	$2,673	$(848,099)

Total cash collateral pledged by the Fund/(Received from counterparty)	$-	$470,000	$-	$-	$-	$-	$-	$-	$-	$404,814	$(42,676)	$-	$-	$-	$832,138

Net Exposure(1)(2)	$146,166	$(67,995)	$129,579	$72,921	$20,169	$7,842	$(89,164)	$(361,435)	$97,974	$-	$-		$25,309	$2,673	$(15,961)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At July 31, 2018, the Fund pledged $460,000 in cash collateral to Morgan Stanley. In addition, the Fund had received $70,000 in cash collateral from Morgan Stanley Capital Services LLC. Excess cash collateral is not shown for financial reporting purposes.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $263,340,931.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$12,884,060
Gross Unrealized Depreciation	(13,780,571)

Net Unrealized Depreciation	$(896,511)

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Australia: 0.6%
981		BHP Billiton Ltd.	$25,620	0.6

		France: 6.9%
934		AXA S.A.	23,534	0.6
1,390		Carrefour S.A.	24,921	0.6
503		Cie de Saint-Gobain	22,362	0.5
1,474		Engie SA	23,803	0.6
94		L'Oreal S.A.	22,971	0.5
69		LVMH Moet Hennessy Louis Vuitton SE	24,046	0.6
1,353		Orange SA	23,057	0.6
283		Sanofi	24,620	0.6
275		Schneider Electric SE	22,073	0.5
545		Societe Generale	24,306	0.6
373		Total SA	24,329	0.6
910		Vivendi SA	23,577	0.6
			283,599	6.9

		Germany: 6.6%
113		Allianz SE	25,002	0.6
239		BASF SE	22,910	0.6
204		Bayer AG	22,711	0.5
352		Daimler AG	24,363	0.6
2,161		Deutsche Bank AG	28,263	0.7
1,471		Deutsche Telekom AG	24,323	0.6
2,127		E.ON AG	23,997	0.6
99	(1)	Linde AG	24,482	0.6
110		Muenchener Rueckversicherungs-Gesellschaft AG	24,376	0.6
1,013		RWE AG	26,585	0.6
171		Siemens AG	24,135	0.6
			271,147	6.6

		Japan: 5.6%
700		Bridgestone Corp.	27,613	0.7
800		Canon, Inc.	25,955	0.6
900		Honda Motor Co., Ltd.	27,478	0.7
4,200		Mitsubishi UFJ Financial Group, Inc.	25,775	0.6
2,500		Nissan Motor Co., Ltd.	23,648	0.6
1,800		Panasonic Corp.	23,128	0.6
500		Seven & I Holdings Co., Ltd.	20,420	0.5
500		Sony Corp.	26,873	0.7
400		Toyota Motor Corp.	26,292	0.6
			227,182	5.6

		Netherlands: 2.3%
1,581		ING Groep NV	24,168	0.6
541		Koninklijke Philips NV	23,750	0.6
653		Royal Dutch Shell PLC - Class A	22,376	0.5
411		Unilever NV	23,711	0.6
			94,005	2.3

		South Korea: 0.6%
561		Samsung Electronics Co., Ltd.	23,287	0.6

		Spain: 2.3%
3,277		Banco Bilbao Vizcaya Argentaria SA	24,006	0.6
4,269		Banco Santander SA	23,984	0.6
1,203		Repsol SA	23,861	0.5
2,661		Telefonica S.A.	23,910	0.6
			95,761	2.3

		Switzerland: 3.6%
1,048		ABB Ltd.	24,057	0.6
1,520		Credit Suisse Group AG	24,446	0.6
298		Nestle SA	24,285	0.6
310		Novartis AG	26,016	0.6
264		Swiss Re Ltd.	24,204	0.6
1,481		UBS Group AG	24,342	0.6
			147,350	3.6

		United Kingdom: 7.4%
1,040		Anglo American PLC	23,541	0.6
329		AstraZeneca PLC	25,325	0.6
3,425		Aviva PLC	22,446	0.5
9,175		Barclays PLC	23,339	0.6
2,962		BP PLC	22,261	0.5
636		Diageo PLC	23,333	0.6
1,137		GlaxoSmithKline PLC	23,616	0.6
2,428		HSBC Holdings PLC	23,251	0.6
2,063		National Grid PLC	22,039	0.5
976		Prudential PLC	23,027	0.6
412		Rio Tinto PLC	22,619	0.6
2,486		Standard Chartered PLC	22,417	0.5
9,388		Vodafone Group PLC	22,935	0.6
			300,149	7.4

		United States: 62.2%
318		3M Co.	67,518	1.6
56	(1)	Alphabet, Inc. - Class C	68,166	1.7
37	(1)	Amazon.com, Inc.	65,765	1.6
433		American Tower Corp.	64,188	1.6
460		Aon PLC	66,033	1.6
337		Apple, Inc.	64,128	1.6
1,140		Bristol-Myers Squibb Co.	66,975	1.6
461		Caterpillar, Inc.	66,292	1.6
493		Chevron Corp.	62,251	1.5
948		Citigroup, Inc.	68,152	1.7
1,441		Coca-Cola Co.	67,194	1.6
959		Colgate-Palmolive Co.	64,263	1.6
946		DowDuPont, Inc.	65,056	1.6
906		Emerson Electric Co.	65,486	1.6
760		Exxon Mobil Corp.	61,948	1.5
5,436		Ford Motor Co.	54,577	1.3
4,447		General Electric Co.	60,613	1.5
282		Goldman Sachs Group, Inc.	66,955	1.6
2,722		HP, Inc.	62,824	1.5
1,273		Intel Corp.	61,231	1.5
452		International Business Machines Corp.	65,508	1.6
510		Johnson & Johnson	67,585	1.7
1,851		Johnson Controls International plc	69,431	1.7
601		JPMorgan Chase & Co.	69,085	1.7
600		Kimberly-Clark Corp.	68,316	1.7

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
774	Marsh & McLennan Cos., Inc.	$64,521	1.6
394	McDonald's Corp.	62,071	1.5
1,037	Merck & Co., Inc.	68,307	1.7
636	Microsoft Corp.	67,467	1.6
1,316	Morgan Stanley	66,537	1.6
870	Nike, Inc.	66,912	1.6
573	PepsiCo, Inc.	65,895	1.6
1,714	Pfizer, Inc.	68,440	1.7
777	Philip Morris International, Inc.	67,055	1.6
799	Procter & Gamble Co.	64,623	1.6
571	Texas Instruments, Inc.	63,564	1.6
1,272	Twenty-First Century Fox, Inc. - Class A	57,240	1.4
499	United Technologies Corp.	67,734	1.7
714	Walmart, Inc.	63,710	1.6
		2,543,616	62.2

	Total Common Stock (Cost $3,444,062)	4,011,716	98.1

EXCHANGE-TRADED FUNDS: 1.5%
1,309	iShares Global 100 ETF	62,557	1.5

	Total Exchange-Traded Funds (Cost $60,870)	62,557	1.5

	Total Long-Term Investments (Cost $3,504,932)	4,074,273	99.6

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
11,000	(2) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $11,000)	11,000	0.3

	Total Short-Term Investments (Cost $11,000)	11,000	0.3

	Total Investments in Securities (Cost $3,515,932)	$4,085,273	99.9
	Assets in Excess of Other Liabilities	2,282	0.1
	Net Assets	$4,087,555	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of July 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	19.9%
Consumer Staples	14.7
Consumer Discretionary	13.1
Information Technology	12.3
Industrials	11.9
Health Care	10.2
Energy	5.1%
Materials	4.6
Telecommunication Services	2.4
Utilities	2.3
Real Estate	1.6
Exchange-Traded Funds	1.5
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$25,620	$–	$25,620
France	–	283,599	–	283,599
Germany	–	271,147	–	271,147
Japan	–	227,182	–	227,182
Netherlands	–	94,005	–	94,005
South Korea	–	23,287	–	23,287
Spain	–	95,761	–	95,761
Switzerland	–	147,350	–	147,350
United Kingdom	–	300,149	–	300,149
United States	2,543,616	–	–	2,543,616
Total Common Stock	2,543,616	1,468,100	–	4,011,716
Exchange-Traded Funds	62,557	–	–	62,557
Short-Term Investments	11,000	–	–	11,000
Total Investments, at fair value	$2,617,173	$1,468,100	$–	$4,085,273

(1)	For the period ended July 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2018, securities valued at $48,700 were transferred from Level 1 to Level 2 within the fair value hierarchy.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,545,107.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$631,455
Gross Unrealized Depreciation	(91,307)

Net Unrealized Appreciation	$540,148

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.4%
		Canada: 2.6%
7,359		Canadian Imperial Bank of Commerce - XTSE	$671,607	0.9
42,632		Shaw Communications, Inc. - Class B	891,738	1.3
6,645		TransCanada Corp.	298,881	0.4
			1,862,226	2.6

		France: 12.5%
15,941		BNP Paribas	1,034,085	1.4
20,129		Casino Guichard Perrachon S.A.	817,278	1.1
32,870		Cie de Saint-Gobain	1,461,338	2.0
11,500		Danone	902,887	1.2
75,234		Engie SA	1,214,915	1.7
36,700		Orange SA	625,428	0.8
10,666		Sanofi	927,898	1.3
18,700		Total SA	1,219,708	1.7
9,523		Vinci SA	958,217	1.3
			9,161,754	12.5

		Germany: 0.7%
39,421		Deutsche Bank AG	515,576	0.7

		Ireland: 1.3%
10,800		Medtronic PLC	974,484	1.3

		Italy: 2.4%
31,564		Assicurazioni Generali S.p.A.	559,722	0.8
31,286		ENI S.p.A.	602,207	0.8
35,092		UniCredit SpA	619,622	0.8
			1,781,551	2.4

		Japan: 6.0%
14,700		Japan Airlines Co. Ltd.	542,643	0.8
192,500		Mitsubishi UFJ Financial Group, Inc.	1,181,347	1.6
3,200		Murata Manufacturing Co., Ltd.	559,923	0.8
92,300		Nissan Motor Co., Ltd.	873,075	1.2
30,200		Sumitomo Mitsui Financial Group, Inc.	1,198,570	1.6
			4,355,558	6.0

		Netherlands: 2.4%
18,200		ArcelorMittal	583,311	0.8
34,641		Royal Dutch Shell PLC	1,186,543	1.6
			1,769,854	2.4

		Singapore: 1.1%
230,500		Singapore Telecommunications Ltd.	543,985	0.7
13,900		United Overseas Bank Ltd.	276,408	0.4
			820,393	1.1

		Spain: 2.1%
15,000		ACS Actividades de Construccion y Servicios SA	657,399	0.9
99,637		Telefonica S.A.	895,286	1.2
			1,552,685	2.1

		Sweden: 1.1%
104,600		Telefonaktiebolaget LM Ericsson	821,137	1.1

		Switzerland: 4.2%
33,705		Credit Suisse Group AG	542,061	0.7
174,100		Glencore PLC	763,501	1.1
4,877		Roche Holding AG	1,198,018	1.6
1,869		Zurich Insurance Group AG	573,130	0.8
			3,076,710	4.2

		United Kingdom: 7.3%
231,305		Barclays PLC	588,392	0.8
219,800		Kingfisher PLC	854,534	1.2
10,300		Reckitt Benckiser Group PLC	918,247	1.3
31,600		SSE PLC	517,808	0.7
112,400		Standard Chartered PLC	1,013,544	1.4
583,867		Vodafone Group PLC	1,426,356	1.9
			5,318,881	7.3

		United States: 50.7%
5,000		Allergan plc	920,450	1.3
8,600		American Electric Power Co., Inc.	611,804	0.8
4,529		Amgen, Inc.	890,175	1.2
12,428		Apple, Inc.	2,364,924	3.2
20,865		Bristol-Myers Squibb Co.	1,225,819	1.7
9,200		Bunge Ltd.	635,996	0.9
14,200		Carnival Corp.	841,208	1.2
40,569		Cisco Systems, Inc.	1,715,663	2.3
20,625		Citigroup, Inc.	1,482,731	2.0
17,700		ConocoPhillips	1,277,409	1.7
6,039		Eli Lilly & Co.	596,714	0.8
9,837		Eversource Energy	597,303	0.8
10,642		Exxon Mobil Corp.	867,429	1.2
18,900		Gap, Inc.	570,213	0.8
112,930		General Electric Co.	1,539,236	2.1
11,500		Gilead Sciences, Inc.	895,045	1.2
12,092		Intel Corp.	581,625	0.8
8,500		International Business Machines Corp.	1,231,905	1.7
11,800		Las Vegas Sands Corp.	848,420	1.2
33,800	(1)	Mattel, Inc.	536,406	0.7
7,858		McDonald's Corp.	1,237,949	1.7
19,000		Merck & Co., Inc.	1,251,530	1.7
25,828		Metlife, Inc.	1,181,373	1.6
19,543		Microsoft Corp.	2,073,121	2.8
41,200		Mosaic Co.	1,240,532	1.7
24,900		Oracle Corp.	1,187,232	1.6
31,756		Pfizer, Inc.	1,268,017	1.7
14,900		Philip Morris International, Inc.	1,285,870	1.8
6,432		PNC Financial Services Group, Inc.	931,547	1.3
12,054		Procter & Gamble Co.	974,928	1.3
18,900		Qualcomm, Inc.	1,211,301	1.7

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
13,200	Schlumberger Ltd.	$891,264	1.2
11,463	Verizon Communications, Inc.	591,949	0.8
17,600	Walmart, Inc.	1,570,448	2.2
		37,127,536	50.7

	Total Common Stock (Cost $64,130,007)	69,138,345	94.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	Securities Lending Collateral(2): 0.7%
541,814	Millennium Fixed Income Ltd., Repurchase Agreement dated 07/31/18, 2.08%, due 08/01/18 (Repurchase Amount $541,845, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $552,650, due 11/15/42-08/15/44)
	(Cost $541,814)	541,814	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.7%
3,396,617	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $3,396,617)	3,396,617	4.7

	Total Short-Term Investments (Cost $3,938,431)	3,938,431	5.4

	Total Investments in Securities (Cost $68,068,438)	$73,076,776	99.8
	Assets in Excess of Other Liabilities	118,584	0.2
	Net Assets	$73,195,360	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of July 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	16.8%
Information Technology	16.0
Health Care	13.8
Consumer Staples	9.8%
Consumer Discretionary	9.3
Energy	8.6
Industrials	7.1
Telecommunication Services	5.4
Utilities	4.0
Materials	3.6
Short-Term Investments	5.4
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Canada	$1,862,226	$–	$–	$1,862,226
France	–	9,161,754	–	9,161,754
Germany	–	515,576	–	515,576
Ireland	974,484	–	–	974,484
Italy	–	1,781,551	–	1,781,551
Japan	–	4,355,558	–	4,355,558
Netherlands	–	1,769,854	–	1,769,854
Singapore	–	820,393	–	820,393
Spain	–	1,552,685	–	1,552,685
Sweden	–	821,137	–	821,137
Switzerland	–	3,076,710	–	3,076,710
United Kingdom	–	5,318,881	–	5,318,881
United States	37,127,536	–	–	37,127,536
Total Common Stock	39,964,246	29,174,099	–	69,138,345
Short-Term Investments	3,396,617	541,814	–	3,938,431
Total Investments, at fair value	$43,360,863	$29,715,913	$–	$73,076,776

(1)	For the period ended July 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2018, securities valued at $1,295,265 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $69,497,012.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$8,870,504
Gross Unrealized Depreciation	(5,179,274)

Net Unrealized Appreciation	$3,691,230

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Australia: 2.1%
301,733		Aurizon Holdings Ltd.	$1,021,998	0.4
81,199		National Australia Bank Ltd.	1,709,660	0.6
43,867		Newcrest Mining Ltd.	704,724	0.3
36,075		Sonic Healthcare Ltd.	699,743	0.3
234,090		Telstra Corp., Ltd.	493,611	0.2
448,878		Vicinity Centres	889,282	0.3
			5,519,018	2.1

		Belgium: 0.9%
6,187		Groupe Bruxelles Lambert S.A.	657,235	0.3
19,022		UCB S.A.	1,635,403	0.6
			2,292,638	0.9

		Canada: 4.2%
39,045		AltaGas Ltd.	794,497	0.3
19,964		Bank of Montreal	1,582,418	0.6
24,214		Bank of Nova Scotia	1,434,952	0.5
14,034		BCE, Inc.	596,379	0.2
19,667		Canadian Imperial Bank of Commerce - XTSE	1,794,877	0.7
42,399		CI Financial Corp.	740,846	0.3
31,301		Empire Co. Ltd.	645,342	0.2
28,859		Great-West Lifeco, Inc.	713,239	0.3
14,627		Industrial Alliance Insurance & Financial Services, Inc.	601,564	0.2
29,649		National Bank Of Canada	1,453,447	0.6
27,590		Shaw Communications, Inc. - Class B	577,102	0.2
8,796		TELUS Corp.	321,520	0.1
			11,256,183	4.2

		China: 0.5%
304,000		BOC Hong Kong Holdings Ltd.	1,475,453	0.5
12,100,000	(1)	China Hongxing Sports Ltd.	–	–
			1,475,453	0.5

		Denmark: 0.7%
37,151		Novo Nordisk A/S	1,848,162	0.7

		Finland: 0.6%
14,406		Nokian Renkaat OYJ	624,765	0.3
25,668		Orion Oyj	883,668	0.3
			1,508,433	0.6

		France: 1.9%
7,948		Arkema SA	995,268	0.4
32,284		Bouygues SA	1,417,727	0.5
7,742		Cie Generale des Etablissements Michelin SCA	994,203	0.4
77,928		Credit Agricole SA	1,094,896	0.4
6,640		Covivio	691,568	0.2
			5,193,662	1.9

		Germany: 4.6%
2,483		Allianz SE	549,373	0.2
18,076		Bayer AG	2,012,340	0.8
17,350	(2)	Covestro AG	1,666,229	0.6
22,050		Deutsche Lufthansa AG	618,663	0.2
40,427		Deutsche Post AG	1,428,101	0.5
38,804		Evonik Industries AG	1,435,996	0.6
18,812		Hugo Boss AG	1,696,299	0.6
6,177		MAN SE	693,421	0.3
22,990		ProSiebenSat.1 Media SE	620,494	0.2
67,222		TUI AG	1,438,052	0.6
			12,158,968	4.6

		Hong Kong: 1.2%
109,000		CLP Holdings Ltd.	1,245,973	0.5
32,000		Hang Seng Bank Ltd.	872,072	0.3
617,000		HKT Trust / HKT Ltd.	824,667	0.3
591,000		PCCW Ltd.	345,128	0.1
			3,287,840	1.2

		Israel: 1.3%
144,374		Bank Hapoalim BM	1,021,055	0.4
213,736		Bank Leumi Le-Israel BM	1,339,546	0.5
651,425		Bezeq Israeli Telecommunication Corp., Ltd.	690,147	0.2
111,346		Israel Chemicals Ltd.	533,050	0.2
			3,583,798	1.3

		Japan: 8.3%
5,000		ABC-Mart, Inc.	270,937	0.1
34,600		Aozora Bank Ltd.	1,292,954	0.5
108,200		Astellas Pharma, Inc.	1,764,838	0.7
40,300		Canon, Inc.	1,307,507	0.5
32,200		Fuji Film Holdings Corp.	1,329,048	0.5
42,800		Japan Airlines Co. Ltd.	1,579,939	0.6
114,000		Japan Post Bank Co. Ltd.	1,368,011	0.5
42,900		Japan Tobacco, Inc.	1,220,921	0.5
23,500		Kamigumi Co., Ltd.	492,323	0.2
21,400		Lawson, Inc.	1,285,068	0.5
6,000		McDonald's Holdings Co. Japan Ltd.	286,906	0.1
14,600		MEIJI Holdings Co., Ltd.	1,148,095	0.4
21,800		Nippon Telegraph & Telephone Corp.	1,008,327	0.4
62,200		NTT DoCoMo, Inc.	1,601,335	0.6
10,800		Obic Co., Ltd.	927,799	0.3
13,600		Oracle Corp. Japan	1,141,514	0.4
22,700		Sankyo Co., Ltd.	894,541	0.3
44,600		Sekisui House Ltd.	760,229	0.3
40,400		Seven & I Holdings Co., Ltd.	1,649,932	0.6
13,300		Sundrug Co., Ltd.	532,703	0.2
216		United Urban Investment Corp.	335,862	0.1
			22,198,789	8.3

		Luxembourg: 0.3%
10,542		RTL Group SA	785,858	0.3

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands: 3.9%
104,147	ING Groep NV	$1,592,063	0.6
74,165	Koninklijke Ahold Delhaize NV	1,886,057	0.7
16,110	LyondellBasell Industries NV - Class A	1,784,827	0.7
40,243	NN Group NV	1,777,812	0.7
98,592	Royal Dutch Shell PLC - Class A	3,378,423	1.2
		10,419,182	3.9

	New Zealand: 0.3%
279,373	Spark New Zealand Ltd.	737,651	0.3

	Panama: 0.4%
11,267	Copa Holdings S.A.- Class A	1,096,730	0.4

	Portugal: 0.4%
67,476	Jeronimo Martins SGPS SA	1,002,630	0.4

	Singapore: 1.2%
792,800	CapitaLand Mall Trust	1,260,214	0.5
97,300	Oversea-Chinese Banking Corp., Ltd.	828,916	0.3
117,400	SATS Ltd	448,248	0.1
286,600	Singapore Technologies Engineering Ltd.	721,079	0.3
		3,258,457	1.2

	Spain: 0.7%
57,441	Endesa S.A.	1,328,293	0.5
30,538	Red Electrica Corp. SA	647,255	0.2
		1,975,548	0.7

	Switzerland: 2.6%
6,771	Kuehne & Nagel International AG	1,080,651	0.4
18,451	Nestle SA	1,503,634	0.6
10,318	Roche Holding AG	2,534,581	0.9
5,679	Zurich Insurance Group AG	1,741,468	0.7
		6,860,334	2.6

	United Kingdom: 4.7%
148,171	Aviva PLC	971,067	0.4
12,620	Berkeley Group Holdings PLC	617,700	0.2
298,179	Direct Line Insurance Group PLC	1,345,331	0.5
90,908	GlaxoSmithKline PLC	1,888,171	0.7
40,711	Imperial Brands PLC	1,559,130	0.6
357,756	Marks & Spencer Group PLC	1,445,918	0.5
42,061	Persimmon PLC	1,368,009	0.5
222,703	Royal Mail PLC	1,370,185	0.5
101,831	Standard Life Aberdeen PLC	417,112	0.2
619,501	Taylor Wimpey PLC	1,421,664	0.5
105,559	Vodafone Group PLC	257,875	0.1
		12,662,162	4.7

	United States: 58.4%
4,447	3M Co.	944,187	0.4
4,151	Accenture PLC	661,379	0.2
114,289	AES Corp.	1,526,901	0.6
40,027	Aflac, Inc.	1,862,857	0.7
75,013	AGNC Investment Corp.	1,460,503	0.5
8,895	Air Products & Chemicals, Inc.	1,460,292	0.5
6,636	Allison Transmission Holdings, Inc.	311,892	0.1
15,615	Ameren Corp.	969,067	0.4
18,679	Amphenol Corp.	1,746,673	0.7
128,975	Annaly Capital Management, Inc.	1,382,612	0.5
84,402	Apple Hospitality REIT, Inc.	1,518,392	0.6
25,400	Apple, Inc.	4,833,366	1.8
79,879	AT&T, Inc.	2,553,732	1.0
4,447	AvalonBay Communities, Inc.	786,452	0.3
7,215	Avery Dennison Corp.	827,416	0.3
20,552	Best Buy Co., Inc.	1,542,017	0.6
5,436	Boeing Co.	1,936,847	0.7
35,085	Bristol-Myers Squibb Co.	2,061,244	0.8
14,034	Broadridge Financial Solutions, Inc. ADR	1,585,561	0.6
21,882	Bruker Corp.	708,977	0.3
8,869	CA, Inc.	392,099	0.1
10,674	Camden Property Trust	988,306	0.4
28,555	Cardinal Health, Inc.	1,426,322	0.5
12,552	Carnival Corp.	743,580	0.3
54,555	Centerpoint Energy, Inc.	1,553,726	0.6
21,348	Chevron Corp.	2,695,612	1.0
69,090	Chimera Investment Corp.	1,319,619	0.5
64,590	Cisco Systems, Inc.	2,731,511	1.0
16,999	Consolidated Edison, Inc.	1,341,731	0.5
11,563	Convergys Corp.	284,450	0.1
15,912	Darden Restaurants, Inc.	1,701,629	0.6
19,791	DXC Technology Co.	1,677,089	0.6
23,621	Eli Lilly & Co.	2,333,991	0.9
3,756	Equity Lifestyle Properties, Inc.	341,758	0.1
5,300	Everest Re Group Ltd.	1,157,255	0.4
21,051	Expeditors International Washington, Inc.	1,603,455	0.6
15,615	Extra Space Storage, Inc.	1,467,342	0.5
27,198	Exxon Mobil Corp.	2,216,909	0.8
17,493	Fidelity National Information Services, Inc.	1,804,053	0.7
42,186	FirstEnergy Corp.	1,494,650	0.6
57,619	H&R Block, Inc.	1,449,694	0.5
14,751	Home Depot, Inc.	2,913,618	1.1
14,034	Honeywell International, Inc.	2,240,528	0.8
82,821	HP, Inc.	1,911,509	0.7
6,226	Humana, Inc.	1,956,085	0.7
58,706	Intel Corp.	2,823,759	1.1
17,296	InterDigital, Inc.	1,426,055	0.5

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
15,517	International Business Machines Corp.	$2,248,879	0.8
8,522	Iron Mountain, Inc.	299,207	0.1
8,203	JM Smucker Co.	911,517	0.3
28,266	Johnson & Johnson	3,745,810	1.4
11,563	Kimberly-Clark Corp.	1,316,563	0.5
15,022	KLA-Tencor Corp.	1,763,883	0.7
20,501	Kohl's Corp.	1,514,409	0.6
5,831	Lockheed Martin Corp.	1,901,489	0.7
25,597	Maxim Integrated Products	1,565,001	0.6
14,429	McDonald's Corp.	2,273,145	0.9
124,718	MFA Financial, Inc.	1,003,980	0.4
9,389	Microsoft Corp.	995,985	0.4
14,232	Motorola Solutions, Inc.	1,726,342	0.6
38,149	Newmont Mining Corp.	1,399,305	0.5
5,139	Northrop Grumman Corp.	1,544,218	0.6
21,348	(3) Omnicom Group	1,469,383	0.6
49,811	Oracle Corp.	2,374,988	0.9
54,011	Outfront Media, Inc.	1,147,734	0.4
23,324	Paychex, Inc.	1,609,822	0.6
6,043	PBF Energy, Inc.	282,208	0.1
19,569	PepsiCo, Inc.	2,250,435	0.8
79,362	Pfizer, Inc.	3,168,925	1.2
27,729	Philip Morris International, Inc.	2,393,013	0.9
15,615	Phillips 66	1,925,954	0.7
6,076	Pinnacle West Capital Corp.	488,693	0.2
63,450	Plains GP Holdings L.P.	1,541,201	0.6
17,394	Procter & Gamble Co.	1,406,827	0.5
2,454	Public Storage, Inc.	534,555	0.2
13,738	Quest Diagnostics, Inc.	1,479,857	0.6
8,401	Raytheon Co.	1,663,650	0.6
20,458	Republic Services, Inc.	1,482,796	0.6
34,058	Service Corp. International	1,340,182	0.5
68,490	Starwood Property Trust, Inc.	1,564,312	0.6
14,331	T. Rowe Price Group, Inc.	1,706,535	0.6
21,763	Target Corp.	1,755,839	0.7
20,656	Texas Instruments, Inc.	2,299,426	0.9
17,296	Total System Services, Inc.	1,583,276	0.6
45,028	Two Harbors Investment Corp.	697,934	0.3
21,348	Tyson Foods, Inc.	1,230,712	0.5
12,947	UnitedHealth Group, Inc.	3,278,439	1.2
38,248	US Bancorp	2,027,526	0.8
3,163	Vail Resorts, Inc.	875,740	0.3
17,790	Valero Energy Corp.	2,105,447	0.8
26,289	Walmart, Inc.	2,345,767	0.9
8,104	Walt Disney Co.	920,290	0.3
20,063	Waste Management, Inc.	1,805,670	0.7
44,277	Wells Fargo & Co.	2,536,629	0.9
8,302	Western Digital Corp.	582,385	0.2
80,745	Western Union Co.	1,627,819	0.6
21,249	Xilinx, Inc.	1,531,415	0.6
		155,921,819	58.4

	Total Common Stock (Cost $258,831,880)	265,043,315	99.2

EXCHANGE-TRADED FUNDS: 0.6%
7,659	iShares MSCI EAFE ETF	527,552	0.2
3,770	SPDR S&P 500 ETF Trust	1,060,614	0.4

	Total Exchange-Traded Funds (Cost $1,569,164)	1,588,166	0.6

	Total Long-Term Investments (Cost $260,401,044)	266,631,481	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Securities Lending Collateral(4): 0.0%
1,329	Millennium Fixed Income Ltd., Repurchase Agreement dated 07/31/18, 2.17%, due 08/01/18 (Repurchase Amount $1,329, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,356, due 11/15/42-08/15/44)
	(Cost $1,329)	1,329	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
212,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $212,000)	212,000	0.1

	Total Short-Term Investments (Cost $213,329)	213,329	0.1

	Total Investments in Securities (Cost $260,614,373)	$266,844,810	99.9
	Assets in Excess of Other Liabilities	233,502	0.1
	Net Assets	$267,078,312	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

ADR	American Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of July 31, 2018.

Sector Diversification	Percentage of Net Assets
Information Technology	17.3%
Financials	17.0
Health Care	12.6
Consumer Discretionary	12.1
Industrials	10.2
Consumer Staples	9.1
Energy	5.2
Utilities	4.4
Materials	4.1
Real Estate	3.7
Telecommunication Services	3.5
Exchange-Traded Funds	0.6
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$5,519,018	$–	$5,519,018
Belgium	–	2,292,638	–	2,292,638
Canada	11,256,183	–	–	11,256,183
China	–	1,475,453	–	1,475,453
Denmark	–	1,848,162	–	1,848,162
Finland	–	1,508,433	–	1,508,433
France	–	5,193,662	–	5,193,662
Germany	–	12,158,968	–	12,158,968
Hong Kong	–	3,287,840	–	3,287,840
Israel	–	3,583,798	–	3,583,798
Japan	–	22,198,789	–	22,198,789
Luxembourg	–	785,858	–	785,858
Netherlands	1,784,827	8,634,355	–	10,419,182
New Zealand	–	737,651	–	737,651
Panama	1,096,730	–	–	1,096,730
Portugal	–	1,002,630	–	1,002,630
Singapore	–	3,258,457	–	3,258,457
Spain	–	1,975,548	–	1,975,548
Switzerland	–	6,860,334	–	6,860,334
United Kingdom	–	12,662,162	–	12,662,162
United States	155,921,819	–	–	155,921,819
Total Common Stock	170,059,559	94,983,756	–	265,043,315
Exchange-Traded Funds	1,588,166	–	–	1,588,166
Short-Term Investments	212,000	1,329	–	213,329
Total Investments, at fair value	$171,859,725	$94,985,085	$–	$266,844,810

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $260,691,491.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$16,662,470
Gross Unrealized Depreciation	(10,508,589)

Net Unrealized Appreciation	$6,153,881

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
247,640	Voya Corporate Leaders ® 100 Fund - Class R6	$5,621,427	10.2
564,134	Voya Global Bond Fund - Class R6	5,443,893	9.9
324,377	Voya Global Real Estate Fund - Class R6	5,439,798	9.9
658,740	Voya GNMA Income Fund - Class I	5,408,256	9.9
694,858	Voya High Yield Bond Fund - Class R6	5,475,484	10.0
554,855	Voya Intermediate Bond Fund - Class R6	5,432,032	9.9
203,183	(1) Voya MidCap Opportunities Fund - Class R6	5,512,344	10.0
447,866	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,558,015	10.1
525,774	Voya Multi-Manager International Factors Fund - Class I	5,552,172	10.1
307,668	Voya Small Company Fund - Class R6	5,464,177	10.0

	Total Mutual Funds (Cost $52,887,439)	54,907,598	100.0

	Assets in Excess of Other Liabilities	10,392	0.0
	Net Assets	$54,917,990	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Mutual Funds	$54,907,598	$–	$–	$54,907,598
Total Investments, at fair value	$54,907,598	$–	$–	$54,907,598

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/18	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$4,467,133	$1,467,417	$(479,374)	$166,251	$5,621,427	$83,590	$115,185	$66,620
Voya Global Bond Fund - Class R6	4,415,205	1,546,606	(334,434)	(183,484)	5,443,893	175,388	18,189	-
Voya Global Real Estate Fund - Class R6	4,437,062	2,204,908	(679,015)	(523,157)	5,439,798	226,983	(112,375)	585,415
Voya GNMA Income Fund - Class I	4,421,915	1,675,250	(586,273)	(102,636)	5,408,256	102,833	(25,169)	-
Voya High Yield Bond Fund - Class R6	4,446,244	1,697,360	(479,921)	(188,199)	5,475,484	215,997	15,359	-
Voya Intermediate Bond Fund - Class R6	4,432,427	1,664,545	(501,069)	(163,871)	5,432,032	124,325	(5,728)	-
Voya MidCap Opportunities Fund - Class R6	4,531,222	1,805,592	(759,490)	(64,980)	5,512,344	-	23,464	575,406
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,608,665	1,945,379	(436,992)	(559,037)	5,558,015	65,350	247,512	-
Voya Multi-Manager International Factors Fund - Class I	4,528,247	1,737,990	(460,579)	(253,486)	5,552,172	138,394	59,446	133,057
Voya Small Company Fund - Class R6	4,451,617	1,733,042	(567,945)	(152,537)	5,464,177	14,481	5,779	485,428
	$44,739,737	$17,478,089	$(5,285,092)	$(2,025,136)	$54,907,598	$1,147,341	$341,661	$1,845,927

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $53,576,533.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,007,031
Gross Unrealized Depreciation	(1,675,966)

Net Unrealized Appreciation	$1,331,065

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Australia: 4.6%
687,235		Goodman Group	$4,926,731	0.4
2,313,798		GPT Group	8,886,319	0.6
164,647		Lend Lease Corp., Ltd.	2,463,426	0.2
12,637,476		Mirvac Group	21,450,359	1.6
8,026,653		Scentre Group	25,432,222	1.8
			63,159,057	4.6

		Belgium: 0.4%
40,032		Warehouses De Pauw SCA	5,374,694	0.4

		Canada: 1.8%
790,800		Chartwell Retirement Residences	9,313,185	0.7
517,800		First Capital Realty, Inc.	8,072,402	0.6
293,400		SmartCentres Real Estate Investment Trust	6,843,030	0.5
			24,228,617	1.8

		China: 1.0%
2,198,000		China Overseas Land & Investment Ltd.	6,924,641	0.5
2,024,000		China Resources Land Ltd.	7,421,395	0.5
			14,346,036	1.0

		France: 0.6%
47,992		Gecina S.A.	8,175,089	0.6

		Germany: 4.2%
188,118	(1)	ADO Properties SA	10,731,143	0.8
953,777		Vonovia SE	46,159,980	3.4
			56,891,123	4.2

		Hong Kong: 9.4%
7,725,800		CK Asset Holdings Ltd.	59,167,925	4.3
2,983,100		Hongkong Land Holdings Ltd. - HKHGF	21,723,146	1.6
1,497,710		Link REIT	14,860,424	1.1
2,500,073		Wharf Real Estate Investment Co. Ltd.	18,212,244	1.3
2,119,100		Wheelock & Co., Ltd.	15,044,306	1.1
			129,008,045	9.4

		Ireland: 0.7%
2,673,511		Green REIT plc	4,708,141	0.3
3,196,612		Hibernia REIT plc	5,448,815	0.4
			10,156,956	0.7

		Japan: 9.3%
5,729		AEON REIT Investment Corp.	6,129,380	0.5
12,201		Japan Hotel REIT Investment Corp.	8,946,940	0.7
1,359		Kenedix Office Investment Corp.	8,242,798	0.6
1,447		Kenedix Retail REIT Corp.	3,161,834	0.2
4,485		LaSalle Logiport REIT	4,422,574	0.3
1,636,781		Mitsui Fudosan Co., Ltd.	39,138,246	2.9
4,713		Nippon Prologis REIT, Inc.	9,538,707	0.7
451,200		Nomura Real Estate Holdings, Inc.	9,848,700	0.7
10,012		Orix JREIT, Inc.	15,613,472	1.1
1,128,696		Hulic Co. Ltd.	11,076,810	0.8
791,300		Tokyo Tatemono Co., Ltd.	10,654,253	0.8
			126,773,714	9.3

		Luxembourg: 0.8%
397,168		Grand City Properties SA	10,314,772	0.8

		Norway: 0.4%
397,756	(1)	Entra ASA	5,807,774	0.4

		Singapore: 2.2%
6,091,300		CapitaLand Ltd.	14,470,201	1.0
1,464,498		City Developments Ltd.	10,794,662	0.8
6,443,698		Mapletree North Asia Commercial Trust	5,451,884	0.4
			30,716,747	2.2

		Spain: 1.2%
377,742		Inmobiliaria Colonial Socimi SA	4,065,697	0.3
353,540		Lar Espana Real Estate Socimi SA	3,762,031	0.3
602,092		Merlin Properties Socimi SA	8,893,808	0.6
			16,721,536	1.2

		Sweden: 3.5%
925,311		Castellum AB	16,690,884	1.2
1,046,446		Fabege AB	14,821,143	1.1
662,666		Kungsleden AB	5,344,888	0.4
266,568	(2)	Pandox AB	5,010,437	0.4
489,974		Wihlborgs Fastigheter AB	5,828,065	0.4
			47,695,417	3.5

		United Kingdom: 4.7%
136,629		Derwent London PLC	5,592,363	0.4
1,262,912		Grainger PLC	5,072,556	0.4
1,897,795		Hammerson PLC	12,979,104	0.9
1,209,328		Land Securities Group PLC	14,952,605	1.1
704,797		Safestore Holdings PLC	5,179,985	0.4
1,268,266		Segro PLC	11,054,636	0.8
874,392		Unite Group PLC	10,037,372	0.7
			64,868,621	4.7

		United States: 54.0%
315,980		Alexandria Real Estate Equities, Inc.	40,268,491	3.0
241,010		American Campus Communities, Inc.	9,941,662	0.7
34,116		AvalonBay Communities, Inc.	6,033,415	0.5
1,011,844		Brixmor Property Group, Inc.	17,899,520	1.3

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
462,673	Columbia Property Trust, Inc.	$10,724,760	0.8
1,627,436	Cousins Properties, Inc.	15,167,703	1.1
729,710	CubeSmart	22,153,996	1.6
323,343	CyrusOne, Inc.	20,021,399	1.5
931,623	DiamondRock Hospitality Co.	11,104,946	0.8
640,275	Douglas Emmett, Inc.	24,868,281	1.8
471,986	Duke Realty Corp.	13,744,232	1.0
97,907	Equinix, Inc.	43,008,587	3.1
471,323	Equity Residential	30,838,664	2.3
132,865	Essex Property Trust, Inc.	31,947,389	2.3
482,416	Extra Space Storage, Inc.	45,332,631	3.3
372,735	Gaming and Leisure Properties, Inc.	13,537,735	1.0
490,842	Healthcare Trust of America, Inc.	13,409,803	1.0
421,997	Hilton Worldwide Holdings, Inc.	33,194,284	2.4
400,981	Hudson Pacific Properties, Inc.	13,737,609	1.0
1,107,306	Invitation Homes, Inc.	25,589,842	1.9
56,748	Kilroy Realty Corp.	4,139,767	0.3
394,000	Macerich Co.	23,269,640	1.7
206,513	MGM Growth Properties LLC	6,257,344	0.5
210,902	Mid-America Apartment Communities, Inc.	21,254,704	1.6
578,265	Piedmont Office Realty Trust, Inc.	11,438,082	0.8
755,886	ProLogis, Inc.	49,601,239	3.6
411,313	Regency Centers Corp.	26,171,846	1.9
382,338	Simon Property Group, Inc.	67,371,779	4.9
566,338	STORE Capital Corp.	15,545,978	1.1
131,608	Sun Communities, Inc.	12,760,712	0.9
290,537	Taubman Centers, Inc.	18,027,821	1.3
195,127	Tier REIT, Inc.	4,638,169	0.3
756,139	VICI Properties, Inc.	15,387,429	1.1
344,438	Welltower, Inc.	21,561,819	1.6
		739,951,278	54.0

	Total Common Stock (Cost $1,126,565,579)	1,354,189,476	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
	Securities Lending Collateral(3): 0.0%
12,781	NBC Global Finance Ltd., Repurchase Agreement dated 07/31/18, 1.94%, due 08/01/18 (Repurchase Amount $12,782, collateralized by various U.S. Government Securities, 0.000%-6.250%, Market Value plus accrued interest $13,037, due 04/15/20-09/09/49)
	(Cost $12,781)	12,781	0.0

	Total Short-Term Investments (Cost $12,781)	12,781	0.0

	Total Investments in Securities (Cost $1,126,578,360)	$1,354,202,257	98.8
	Assets in Excess of Other Liabilities	15,928,861	1.2
	Net Assets	$1,370,131,118	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.

REIT Diversification	Percentage of Net Assets
Retail REITs	16.1%
Real Estate Operating Companies	13.2
Specialized REITs	12.0
Office REITs	11.6
Residential REITs	10.9
Diversified Real Estate Activities	7.5
Industrial REITs	7.2
Diversified REITs	6.9
Real Estate Development	5.3
Hotels, Resorts & Cruise Lines	2.8
Health Care REITs	2.6
Hotel & Resort REITs	2.0
Health Care Facilities	0.7
Assets in Excess of Other Liabilities*	1.2
Net Assets	100.0%

*	Includes short-term investments.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$63,159,057	$–	$63,159,057
Belgium	–	5,374,694	–	5,374,694
Canada	24,228,617	–	–	24,228,617
China	–	14,346,036	–	14,346,036
France	–	8,175,089	–	8,175,089
Germany	–	56,891,123	–	56,891,123
Hong Kong	–	129,008,045	–	129,008,045
Ireland	10,156,956	–	–	10,156,956
Japan	–	126,773,714	–	126,773,714
Luxembourg	–	10,314,772	–	10,314,772
Norway	–	5,807,774	–	5,807,774
Singapore	–	30,716,747	–	30,716,747
Spain	3,762,031	12,959,505	–	16,721,536
Sweden	–	47,695,417	–	47,695,417
United Kingdom	–	64,868,621	–	64,868,621
United States	739,951,278	–	–	739,951,278
Total Common Stock	778,098,882	576,090,594	–	1,354,189,476
Short-Term Investments	–	12,781	–	12,781
Total Investments, at fair value	$778,098,882	$576,103,375	$–	$1,354,202,257

(1)	For the period ended July 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2018, securities valued at $35,880,349 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,201,253,915.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$213,045,531
Gross Unrealized Depreciation	(60,069,305)

Net Unrealized Appreciation	$152,976,226

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Australia: 4.8%
1,679		Amcor Ltd.	$18,796	0.2
17,154		Aurizon Holdings Ltd.	58,102	0.6
5,377		Bendigo and Adelaide Bank Ltd.	46,835	0.5
6,913		Coca-Cola Amatil Ltd.	49,242	0.5
737		Commonwealth Bank of Australia	41,041	0.4
1,886		Crown Resorts Ltd.	18,941	0.2
4,355		National Australia Bank Ltd.	91,695	1.0
510		Sonic Healthcare Ltd.	9,893	0.1
18,934		Vicinity Centres	37,511	0.4
4,012		Westpac Banking Corp.	87,832	0.9
			459,888	4.8

		Belgium: 1.7%
1,952		Proximus SADP	47,841	0.5
1,013		Colruyt S.A.	60,558	0.7
477		Groupe Bruxelles Lambert S.A.	50,671	0.5
			159,070	1.7

		China: 0.7%
13,500		BOC Hong Kong Holdings Ltd.	65,522	0.7

		Denmark: 2.0%
2,312		Novo Nordisk A/S	115,016	1.2
601		Pandora A/S	42,678	0.5
1,255		Tryg A/S	30,721	0.3
			188,415	2.0

		Finland: 3.1%
1,170		Kone OYJ	63,959	0.7
1,203		Nokian Renkaat OYJ	52,172	0.5
2,140		Sampo OYJ	108,686	1.1
2,041		UPM-Kymmene OYJ	72,399	0.8
			297,216	3.1

		France: 7.8%
202		Arkema SA	25,295	0.3
424		Atos SE	56,815	0.6
1,386		Bouygues SA	60,865	0.6
1,952		Credit Agricole SA	27,426	0.3
334		Covivio	34,787	0.3
1,486		Klepierre SA	55,964	0.6
906		Publicis Groupe	57,817	0.6
1,814		Sanofi	157,810	1.6
894	(1)	SCOR SE	34,780	0.3
294		Societe BIC S.A.	28,105	0.3
330		Sodexo SA	36,556	0.4
1,174		SUEZ	16,607	0.2
2,492		Total SA	162,541	1.7
			755,368	7.8

		Germany: 7.4%
628		Axel Springer AG	46,925	0.5
1,049		BASF SE	100,555	1.0
496		Deutsche Boerse AG	65,366	0.7
2,203		Deutsche Post AG	77,822	0.8
1,665		Evonik Industries AG	61,616	0.6
461		Hannover Rueck SE	61,490	0.6
706		Hugo Boss AG	63,661	0.7
188		MAN SE	21,104	0.2
3,114		METRO AG	38,455	0.4
3,133		ProSiebenSat.1 Media SE	84,559	0.9
690		Symrise AG	62,368	0.7
1,498		TUI AG	32,046	0.3
			715,967	7.4

		Hong Kong: 4.9%
3,800		Bank of East Asia Ltd.	15,123	0.2
5,000		CK Infrastructure Holdings Ltd.	37,117	0.4
5,500		CLP Holdings Ltd.	62,870	0.6
1,800		Dairy Farm International Holdings Ltd.	14,706	0.2
12,000		Hang Lung Properties Ltd.	25,230	0.3
3,600		Hang Seng Bank Ltd.	98,108	1.0
10,500	(2)	HK Electric Investments & HK Electric Investments Ltd.	10,728	0.1
18,000		HKT Trust / HKT Ltd.	24,058	0.2
600		Jardine Matheson Holdings Ltd.	40,500	0.4
4,500		Link REIT	44,649	0.5
10,500		MTR Corp.	58,935	0.6
20,000		PCCW Ltd.	11,680	0.1
9,000		Wharf Holdings Ltd.	29,796	0.3
			473,500	4.9

		Ireland: 0.7%
6,857		AIB Group PLC	39,297	0.4
265		Paddy Power Betfair PLC	28,896	0.3
			68,193	0.7

		Israel: 2.0%
5,282		Bank Hapoalim BM	37,356	0.4
7,815		Bank Leumi Le-Israel BM	48,979	0.5
23,825		Bezeq Israeli Telecommunication Corp., Ltd.	25,241	0.3
459		Frutarom Industries Ltd.	46,395	0.5
4,612		Israel Chemicals Ltd.	22,079	0.2
650		Mizrahi Tefahot Bank Ltd.	12,641	0.1
			192,691	2.0

		Italy: 1.2%
1,917		ENI S.p.A.	36,899	0.4
27,233		Intesa Sanpaolo SpA	83,459	0.8
			120,358	1.2

		Japan: 22.5%
700		ABC-Mart, Inc.	37,931	0.4
1,600		ANA Holdings, Inc.	58,754	0.6
1,400		Aozora Bank Ltd.	52,316	0.5
5,400		Astellas Pharma, Inc.	88,079	0.9
2,200		Canon, Inc.	71,377	0.7

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
3,500		Subaru Corp.	$102,289	1.1
1,400		Fuji Film Holdings Corp.	57,785	0.6
1,000		Hamamatsu Photonics KK	42,442	0.4
200		Hirose Electric Co., Ltd.	24,386	0.3
2,500		Japan Airlines Co. Ltd.	92,286	1.0
6,000		Japan Post Bank Co. Ltd.	72,001	0.8
5		Japan Prime Realty Investment Corp.	18,014	0.2
2,500		Japan Tobacco, Inc.	71,149	0.7
900		Kintetsu Group Holdings Co., Ltd.	35,815	0.4
1,700		Kyushu Railway Co.	52,248	0.5
900		Lawson, Inc.	54,045	0.6
700		Maruichi Steel Tube Ltd.	24,119	0.3
1,100		McDonald's Holdings Co. Japan Ltd.	52,599	0.5
3,200		Mitsubishi Tanabe Pharma Corp.	59,999	0.6
45,600		Mizuho Financial Group, Inc.	79,266	0.8
1,200		Nagoya Railroad Co., Ltd.	30,119	0.3
1,800		NEC Corp.	50,005	0.5
14		Nippon Prologis REIT, Inc.	28,335	0.3
1,000		Nippon Telegraph & Telephone Corp.	46,254	0.5
400		Nissin Food Products Co., Ltd.	27,598	0.3
28		Nomura Real Estate Master Fund, Inc.	39,665	0.4
4,400		NTT DoCoMo, Inc.	113,278	1.2
500		Obic Co., Ltd.	42,954	0.4
400		Oracle Corp. Japan	33,574	0.4
1,300		Otsuka Corp.	50,704	0.5
1,800		Park24 Co., Ltd.	50,509	0.5
800		Sankyo Co., Ltd.	31,526	0.3
2,100		Seven & I Holdings Co., Ltd.	85,764	0.9
500		Shimamura Co., Ltd.	46,788	0.5
400		Taisho Pharmaceutical Holdings Co. Ltd.	45,312	0.5
4,000		Takashimaya Co., Ltd.	33,500	0.4
1,700		Teijin Ltd.	31,751	0.3
1,000		Toyo Suisan Kaisha Ltd.	36,195	0.4
20		United Urban Investment Corp.	31,098	0.3
1,600		USS Co., Ltd.	30,366	0.3
800		West Japan Railway Co.	55,928	0.6
16,300		Yahoo! Japan Corp.	62,015	0.6
2,000		Yamaguchi Financial Group, Inc.	22,665	0.2
			2,172,803	22.5

		Luxembourg: 0.3%
385		RTL Group SA	28,700	0.3

		Mexico: 0.1%
673		Fresnillo PLC	9,166	0.1

		Netherlands: 8.8%
2,042	(2)	ABN AMRO Group NV	56,514	0.6
3,888		ING Groep NV	59,435	0.6
4,625		Koninklijke Ahold Delhaize NV	117,616	1.2
1,328		NN Group NV	58,667	0.6
3,062		Relx NV	66,594	0.7
7,449		Royal Dutch Shell PLC - Class A	255,253	2.6
2,810		Unilever NV	162,111	1.7
1,212		Wolters Kluwer NV	72,985	0.8
			849,175	8.8

		New Zealand: 0.2%
8,853		Spark New Zealand Ltd.	23,375	0.2

		Norway: 0.3%
3,628		Orkla ASA	30,699	0.3

		Portugal: 0.4%
2,468		Jeronimo Martins SGPS SA	36,672	0.4

		Singapore: 2.8%
27,500		CapitaLand Commercial Trust	35,423	0.4
23,200		CapitaLand Mall Trust	36,878	0.4
30,300		ComfortDelgro Corp., Ltd.	52,375	0.5
3,700		Singapore Airlines Ltd.	26,848	0.3
4,900		Singapore Exchange Ltd.	26,822	0.3
28,100		Singapore Telecommunications Ltd.	66,317	0.7
8,800		Singapore Technologies Engineering Ltd.	22,141	0.2
			266,804	2.8

		Spain: 2.5%
303	(2)	Aena SME SA	55,017	0.6
808		Amadeus IT Group SA	68,927	0.7
2,135		Enagas	59,687	0.6
2,673		Endesa S.A.	61,812	0.6
			245,443	2.5

		Sweden: 0.6%
3,911		Hennes & Mauritz AB	60,893	0.6

		Switzerland: 9.8%
52		EMS-Chemie Holding AG	33,351	0.3
40		Givaudan	93,628	1.0
1,375		LafargeHolcim Ltd.-CHF	70,117	0.7
458		Kuehne & Nagel International AG	73,097	0.8
2,354		Nestle SA	191,835	2.0
1,603		Novartis AG	134,526	1.4
23		Partners Group	17,454	0.2
871		Roche Holding AG	213,958	2.2
13		SGS SA	33,887	0.4
267		Zurich Insurance Group AG	81,876	0.8
			943,729	9.8

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: 14.5%
1,827	Admiral Group PLC	$47,492	0.5
9,398	Aviva PLC	61,592	0.6
46,454	Centrica PLC	90,697	0.9
1,433	Coca-Cola European Partners PLC	59,097	0.6
339	Diageo PLC	12,437	0.1
12,699	Direct Line Insurance Group PLC	57,296	0.6
7,764	GlaxoSmithKline PLC	161,259	1.7
2,068	Imperial Brands PLC	79,199	0.8
14,220	J Sainsbury PLC	60,979	0.6
18,740	Legal & General Group PLC	64,490	0.7
23,884	Marks & Spencer Group PLC	96,530	1.0
2,457	National Grid PLC	26,248	0.3
995	Next PLC	77,465	0.8
2,876	Persimmon PLC	93,540	1.0
14,295	Royal Mail PLC	87,950	0.9
5,693	SSE PLC	93,287	1.0
13,398	Standard Life Aberdeen PLC	54,880	0.6
39,978	Taylor Wimpey PLC	91,744	0.9
35,827	Vodafone Group PLC	87,524	0.9
		1,403,706	14.5

	Total Common Stock (Cost $9,467,702)	9,567,353	99.1

PREFERRED STOCK: 0.2%
	Germany: 0.2%
384	Fuchs Petrolub AG	21,680	0.2

	Total Preferred Stock (Cost $20,365)	21,680	0.2

RIGHTS: –%
	Italy: –%
24,526	(1) Intesa Sanpaolo	–	–

	Total Rights (Cost $–)	–	–

	Total Long-Term Investments (Cost $9,488,067)	9,589,033	99.3

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
59,000	(3) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $59,000)	59,000	0.6

	Total Short-Term Investments (Cost $59,000)	59,000	0.6

	Total Investments in Securities (Cost $9,547,067)	$9,648,033	99.9
	Assets in Excess of Other Liabilities	6,174	0.1
	Net Assets	$9,654,207	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of July 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	19.1%
Industrials	13.3
Consumer Discretionary	13.0
Consumer Staples	12.4
Health Care	10.2
Materials	7.2
Information Technology	5.7
Energy	5.3
Telecommunication Services	4.6
Real Estate	4.4
Utilities	4.1
Short-Term Investments	0.6
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$459,888	$–	$459,888
Belgium	–	159,070	–	159,070
China	–	65,522	–	65,522
Denmark	–	188,415	–	188,415
Finland	–	297,216	–	297,216
France	28,105	727,263	–	755,368
Germany	–	715,967	–	715,967
Hong Kong	65,934	407,566	–	473,500
Ireland	28,896	39,297	–	68,193
Israel	–	192,691	–	192,691
Italy	–	120,358	–	120,358
Japan	39,665	2,133,138	–	2,172,803
Luxembourg	–	28,700	–	28,700
Mexico	–	9,166	–	9,166
Netherlands	–	849,175	–	849,175
New Zealand	–	23,375	–	23,375
Norway	–	30,699	–	30,699
Portugal	–	36,672	–	36,672
Singapore	–	266,804	–	266,804
Spain	–	245,443	–	245,443
Sweden	–	60,893	–	60,893
Switzerland	–	943,729	–	943,729
United Kingdom	149,794	1,253,912	–	1,403,706
Total Common Stock	312,394	9,254,959	–	9,567,353
Preferred Stock	–	21,680	–	21,680
Rights	–	–	–	–
Short-Term Investments	59,000	–	–	59,000
Total Investments, at fair value	$371,394	$9,276,639	$–	$9,648,033

(1)	For the period ended July 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2018, securities valued at $187,286 and $49,242 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $9,560,081.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$432,662
Gross Unrealized Depreciation	(335,386)

Net Unrealized Appreciation	$97,276

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Australia: 10.0%
464,830		Aventus Retail Property Fund Ltd.	$791,138	0.6
1,062,034		Gateway Lifestyle	1,808,806	1.5
395,255		GPT Group	1,518,007	1.3
2,601,026		Mirvac Group	4,414,880	3.6
1,132,573		Scentre Group	3,588,526	3.0
			12,121,357	10.0

		Belgium: 1.6%
13,936		Warehouses De Pauw SCA	1,871,047	1.6

		Canada: 4.6%
158,500		Chartwell Retirement Residences	1,866,641	1.5
32,100		First Capital Realty, Inc.	500,433	0.4
63,600		Killam Apartment Real Estate Investment Trust	746,078	0.6
107,113		SmartCentres Real Estate Investment Trust	2,498,219	2.1
			5,611,371	4.6

		China: 1.1%
194,000		China Overseas Land & Investment Ltd.	611,183	0.5
190,000		China Resources Land Ltd.	696,673	0.6
			1,307,856	1.1

		France: 4.1%
17,748		Carmila SA	481,482	0.4
10,353		Gecina S.A.	1,763,559	1.5
43,267		Klepierre SA	1,629,475	1.3
4,951	(1)	Unibail-Rodamco-Westfield	1,099,122	0.9
			4,973,638	4.1

		Germany: 4.8%
27,790	(1)	ADLER Real Estate AG	463,890	0.4
17,914	(2)	ADO Properties SA	1,021,900	0.8
69,803		Aroundtown SA	582,311	0.5
11,202		LEG Immobilien AG	1,259,949	1.0
51,953		Vonovia SE	2,514,371	2.1
			5,842,421	4.8

		Hong Kong: 18.7%
1,073,221		CK Asset Holdings Ltd.	8,219,247	6.8
548,500		Hongkong Land Holdings Ltd. - HKHGF	3,994,216	3.3
306,000		Link REIT	3,036,162	2.5
105,754		Sun Hung Kai Properties Ltd.	1,658,513	1.4
514,231		Wharf Real Estate Investment Co. Ltd.	3,746,011	3.1
267,000		Wheelock & Co., Ltd.	1,895,535	1.6
			22,549,684	18.7

		Ireland: 1.8%
605,612		Green REIT plc	1,066,503	0.9
630,683		Hibernia REIT plc	1,075,254	0.9
			2,141,757	1.8

		Japan: 20.9%
1,092		AEON REIT Investment Corp.	1,168,316	1.0
637		Fukuoka REIT Corp.	1,002,952	0.8
2,447		Japan Hotel REIT Investment Corp.	1,794,374	1.5
268		Japan Retail Fund Investment Corp.	489,655	0.4
160		Kenedix Office Investment Corp.	970,455	0.8
2,113		LaSalle Logiport REIT	2,083,590	1.7
181		Mitsubishi Estate Logistics REIT Investment Corp.	436,473	0.4
250,556		Mitsui Fudosan Co., Ltd.	5,991,224	4.9
787		Mori Hills REIT Investment Corp.	972,767	0.8
106,900		Nomura Real Estate Holdings, Inc.	2,333,391	1.9
2,311		Orix JREIT, Inc.	3,603,949	3.0
205,300		Hulic Co. Ltd.	2,014,775	1.7
182,300		Tokyo Tatemono Co., Ltd.	2,454,531	2.0
			25,316,452	20.9

		Luxembourg: 1.7%
78,177		Grand City Properties SA	2,030,320	1.7

		Netherlands: 0.5%
14,790		NSI NV	576,775	0.5

		Norway: 1.2%
97,967	(2)	Entra ASA	1,430,450	1.2

		Singapore: 5.4%
823,200		CapitaLand Ltd.	1,955,555	1.6
199,300		CDL Hospitality Trusts	237,520	0.2
194,700		City Developments Ltd.	1,435,113	1.2
1,182,900		Mapletree Industrial Trust	1,739,896	1.4
1,429,100		Mapletree North Asia Commercial Trust	1,209,133	1.0
			6,577,217	5.4

		Spain: 2.7%
113,402		Inmobiliaria Colonial Socimi SA	1,220,564	1.0
84,542		Lar Espana Real Estate Socimi SA	899,614	0.7
79,241		Merlin Properties Socimi SA	1,170,509	1.0
			3,290,687	2.7

		Sweden: 9.1%
189,222		Castellum AB	3,413,212	2.8
233,486		Fabege AB	3,306,935	2.8
25,112		Hufvudstaden AB	388,554	0.3
159,886		Kungsleden AB	1,289,598	1.1

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden: (continued)
64,996	(1) Pandox AB	$1,221,671	1.0
112,286	Wihlborgs Fastigheter AB	1,335,602	1.1
		10,955,572	9.1

	United Kingdom: 9.9%
143,372	CLS Holdings PLC	416,823	0.4
23,838	Derwent London PLC	975,713	0.8
351,940	Grainger PLC	1,413,586	1.2
191,673	Hammerson PLC	1,310,860	1.1
118,319	Land Securities Group PLC	1,462,942	1.2
183,491	Safestore Holdings PLC	1,348,588	1.1
212,792	Segro PLC	1,854,767	1.5
181,968	Tritax Big Box REIT Plc	363,605	0.3
210,188	Unite Group PLC	2,412,803	2.0
26,617	Workspace Group PLC	379,006	0.3
		11,938,693	9.9

	Total Common Stock (Cost $100,978,248)	118,535,297	98.1

CLOSED-END FUNDS: 0.5%
	United Kingdom: 0.5%
516,321	Picton Property Income Ltd.	611,279	0.5

	Total Closed-End Funds (Cost $629,300)	611,279	0.5

	Total Long-Term Investments (Cost $101,607,548)	119,146,576	98.6

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
1,026,672	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $1,026,672)	1,026,672	0.8

	Total Short-Term Investments (Cost $1,026,672)	1,026,672	0.8

	Total Investments in Securities (Cost $102,634,220)	$120,173,248	99.4
	Assets in Excess of Other Liabilities	739,491	0.6
	Net Assets	$120,912,739	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of July 31, 2018.

REIT Diversification	Percentage of Net Assets
Real Estate Operating Companies	26.8%
Diversified Real Estate Activities	16.1
Retail REITs	13.7
Diversified REITs	11.1
Office REITs	8.2
Real Estate Development	7.9
Industrial REITs	6.9
Residential REITs	2.6
Hotel & Resort REITs	1.7
Health Care Facilities	1.5
Specialized REITs	1.1
Hotels, Resorts & Cruise Lines	1.0
Assets in Excess of Other Liabilities*	1.4
Net Assets	100.0%

*	Includes short-term investments.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$12,121,357	$–	$12,121,357
Belgium	–	1,871,047	–	1,871,047
Canada	5,611,371	–	–	5,611,371
China	–	1,307,856	–	1,307,856
France	1,580,604	3,393,034	–	4,973,638
Germany	–	5,842,421	–	5,842,421
Hong Kong	–	22,549,684	–	22,549,684
Ireland	2,141,757	–	–	2,141,757
Japan	–	25,316,452	–	25,316,452
Luxembourg	–	2,030,320	–	2,030,320
Netherlands	576,775	–	–	576,775
Norway	–	1,430,450	–	1,430,450
Singapore	–	6,577,217	–	6,577,217
Spain	899,614	2,391,073	–	3,290,687
Sweden	–	10,955,572	–	10,955,572
United Kingdom	416,823	11,521,870	–	11,938,693
Total Common Stock	11,226,944	107,308,353	–	118,535,297
Closed-End Funds	611,279	–	–	611,279
Short-Term Investments	1,026,672	–	–	1,026,672
Total Investments, at fair value	$12,864,895	$107,308,353	$–	$120,173,248

(1)	For the period ended July 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2018, securities valued at $14,153,967 and $1,177,806 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $107,279,533.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$16,161,164
Gross Unrealized Depreciation	(3,260,321)

Net Unrealized Appreciation	$12,900,843

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.9%
		Argentina: 0.7%
81,800	(1)	Arcos Dorados Holdings, Inc.	$572,600	0.2
33,054		Cresud SACIF y A ADR	560,926	0.1
62,260		Grupo Supervielle SA ADR	841,133	0.2
37,800	(1)	IRSA Inversiones y Representaciones SA ADR	705,348	0.2
			2,680,007	0.7

		Brazil: 7.0%
103,400		Atacadao Distribuicao Comercio e Industria Ltd.	429,215	0.1
280,470	(2)	B2W Cia Digital	2,113,258	0.5
31,600		B3 SA - Brasil Bolsa Balcao	199,284	0.0
72,818		Banco Bradesco SA ADR	588,369	0.2
177,661		Banco do Brasil S.A.	1,537,428	0.4
43,300		Banco Santander Brasil S.A. ADR	418,278	0.1
136,520		Banco Santander Brasil SA	1,327,626	0.3
150,269	(2)	Biotoscana Investments SA	364,732	0.1
13,400	(1)	Braskem SA-SPON ADR	388,600	0.1
144,600	(1),(2)	BRF SA ADR	877,722	0.2
47,900	(2)	Centrais Eletricas Brasileiras SA	220,529	0.1
26,900	(1)	Cia Brasileira de Distribuicao ADR	595,028	0.2
121,400		Estacio Participacoes SA	836,115	0.2
244,000		Fleury SA	1,765,657	0.5
49,900	(1),(2)	Gol Linhas Aereas Inteligentes SA ADR	365,767	0.1
34,400		Hypermarcas SA	254,794	0.1
385,700		International Meal Co. Alimentacao SA	752,224	0.2
49,300		IRB Brasil Resseguros S/A	701,021	0.2
290,135		Itau Unibanco Holding SA ADR	3,478,719	0.9
265,761		Kroton Educacional SA	793,042	0.2
706,000		Movida Participacoes SA	1,094,749	0.3
180,323		MRV Engenharia e Participacoes SA	637,542	0.2
89,400		Petroleo Brasileiro SA ADR	1,048,662	0.3
9,400	(2)	Rumo SA	37,116	0.0
63,400		Smiles Fidelidade SA	864,691	0.2
59,600		Telefonica Brasil SA ADR	657,984	0.2
279,059		Tim Participacoes SA	920,457	0.2
202,363		Vale SA ADR	2,966,642	0.8
83,100		Via Varejo SA	477,350	0.1
			26,712,601	7.0

		Chile: 0.2%
12,700		Cia Cervecerias Unidas SA ADR	345,821	0.1
10,200	(1)	Sociedad Quimica y Minera de Chile SA ADR	492,354	0.1
			838,175	0.2

		China: 31.8%
114,529	(2)	Alibaba Group Holding Ltd. ADR	21,443,265	5.6
710,000	(2),(3)	A-Living Services Co. Ltd.	1,310,143	0.3
112,000	(2)	Angang Steel Co., Ltd. - H Shares	117,661	0.0
234,500		Anhui Conch Cement Co., Ltd. - H Shares	1,508,117	0.4
26,710	(2)	Baidu, Inc. ADR	6,602,178	1.8
19,800	(2)	Baozun, Inc. ADR	1,145,430	0.3
1,878	(2)	BeiGene Ltd. ADR	356,181	0.1
1,719,150		Beijing Capital International Airport Co., Ltd.	1,958,159	0.5
3,022,900		Beijing Enterprises Water Group Ltd.	1,652,669	0.4
11,300	(1),(2)	Bitauto Holdings Ltd. ADR	274,816	0.1
176,000		China Conch Venture Holdings Ltd.	663,953	0.2
5,420,000		China Construction Bank	4,955,415	1.3
2,944,000		China Maple Leaf Educational Systems Ltd.	2,527,619	0.7
677,300		China Medical System Holdings Ltd.	1,159,855	0.3
202,000		China Mengniu Dairy Co., Ltd.	626,868	0.2
413,500		China Merchants Bank Co., Ltd.	1,621,858	0.4
384,000		China Mobile Ltd.	3,468,831	0.9
853,650		China Petroleum & Chemical Corp. - H Shares	820,565	0.2
267,500		China Shenhua Energy Co., Ltd.	606,511	0.2
183,800		China Vanke Co. Ltd. - H Shares	588,471	0.2
1,804,000		China ZhengTong Auto Services Holdings Ltd.	1,073,792	0.3
673,000		Country Garden Holdings Co. Ltd.	1,048,789	0.3
17,800	(2)	Ctrip.com International Ltd. ADR	732,470	0.2
9,160	(2)	Daqo New Energy Corp. ADR	323,073	0.1
717,959		Focus Media Information Technology Co. Ltd. - A Shares	1,119,949	0.3
363,500		Fosun International Ltd	666,463	0.2
1,165,000		Fu Shou Yuan International Group Ltd.	1,074,677	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
89,924		Han's Laser Technology Industry Group Co. Ltd. - A Shares	$638,176	0.2
49,160		Huazhu Group Ltd. ADR	1,966,892	0.5
6,423,000		Industrial & Commercial Bank of China	4,773,341	1.2
120,000	(2)	JD.com, Inc. ADR	4,303,200	1.1
271,500		Kingboard Laminates Holdings Ltd.	325,830	0.1
3,994		Kweichow Moutai Co. Ltd.	426,119	0.1
13,634		Kweichow Moutai Co. Ltd. - A Shares	1,454,609	0.4
122,957		Midea Group Co. Ltd. - A Shares	859,691	0.2
171,000		Nexteer Automotive Group Ltd.	244,002	0.1
1,071,000		Ping An Insurance Group Co. of China Ltd.	9,970,241	2.6
868,000	(3)	Postal Savings Bank of China Co. Ltd. - H Shares	583,494	0.1
376,000		Shenzhen Expressway Co. Ltd. - H Shares	340,565	0.1
71,000		Shenzhou International Group Holdings Ltd.	871,905	0.2
33,000		Silergy Corp.	759,042	0.2
38,700	(2)	Sina Corp.	3,114,576	0.8
153,000		Sinotruk Hong Kong Ltd.	216,390	0.1
49,000	(2)	Sohu.com Ltd. ADR	1,234,800	0.3
92,900		Sunny Optical Technology Group Co. Ltd.	1,540,896	0.4
464,400		Tencent Holdings Ltd.	21,136,886	5.5
812,000		Tingyi Cayman Islands Holding Corp.	1,876,619	0.5
94,000		Tsingtao Brewery Co., Ltd.	503,373	0.1
1,118,600		Uni-President China Holdings Ltd.	1,295,278	0.3
449,000		Want Want China Holdings Ltd.	372,118	0.1
9,570	(1),(2)	Weibo Corp. ADR	791,918	0.2
412,000		Weichai Power Co. Ltd. - H Shares	504,055	0.1
67,500	(2),(3)	Yangtze Optical Fibre and Cable Joint Stock Ltd Co. - H Shares	261,439	0.1
388,000		Yanzhou Coal Mining Co., Ltd. - H Shares	484,691	0.1
415,000		Yihai International Holding Ltd.	942,795	0.2
130,000		Zhongsheng Group Holdings Ltd.	296,591	0.1
			121,537,310	31.8

		Egypt: 0.4%
217,090		Commercial International Bank Egypt SAE	1,020,214	0.3
578,593		Juhayna Food Industries	358,579	0.1
			1,378,793	0.4

		Georgia: 0.3%
47,172		Bank of Georgia Group PLC	1,130,586	0.3

		Germany: 0.2%
14,500	(2),(3)	Delivery Hero SE	823,482	0.2

		Hong Kong: 0.7%
316,200		Galaxy Entertainment Group Ltd.	2,547,506	0.7

		Hungary: 0.6%
68,604		MOL Hungarian Oil & Gas PLC	672,175	0.2
39,993		OTP Bank Nyrt	1,504,303	0.4
			2,176,478	0.6

		India: 7.3%
77,500		Cholamandalam Investment and Finance Co. Ltd.	1,619,533	0.4
28,326		Glenmark Pharmaceuticals Ltd.	240,629	0.1
35,310		Graphite India Ltd.	523,730	0.1
102,540		HCL Technologies Ltd.	1,444,555	0.4
32,250		HDFC Bank Ltd. ADR	3,332,715	0.9
64,250		HDFC Bank Ltd. - Foreign Premium	2,028,668	0.5
84,624		Housing Development Finance Corp.	2,464,275	0.6
79,510	(2)	ICICI Bank Ltd. ADR	702,073	0.2
39,909		Lupin Ltd.	480,185	0.1
29,870		Mahindra & Mahindra Ltd.	408,446	0.1
66,093		Motilal Oswal Financial Services Ltd.	886,501	0.2
44,370		NIIT Technologies Ltd.	795,848	0.2
105,465		Phoenix Mills Ltd.	967,466	0.3
59,200	(2),(3)	Quess Corp. Ltd.	839,281	0.2
9,591		Reliance Industries Ltd. GDR	328,012	0.1
487,520		Reliance Industries Ltd.	8,449,206	2.2
50,825		Tata Chemicals Ltd.	511,091	0.1
71,360	(2)	Tata Motors Ltd.	269,965	0.1
85,000		Titan Co., Ltd.	1,132,026	0.3
24,285	(2)	Wockhardt Ltd.	208,630	0.1
27,539		Zee Entertainment Enterprises Ltd.	211,943	0.1
			27,844,778	7.3

		Indonesia: 1.0%
1,469,100		Astra International Tbk PT	728,855	0.2
11,972,700		Bank Rakyat Indonesia	2,550,893	0.7
2,950,000	(2)	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	330,392	0.1
19,200		Bank Negara Indonesia Persero Tbk PT	9,873	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: (continued)
792,400		Link Net Tbk PT	$231,945	0.0
			3,851,958	1.0

		Kenya: 0.2%
3,525,000		Safaricom PLC	980,785	0.2

		Kuwait: 0.3%
90,455		Humansoft Holding Co. KSC	1,060,661	0.3

		Malaysia: 1.0%
869,700		AirAsia Group Bhd	763,408	0.2
587,700		CIMB Group Holdings Bhd	846,240	0.2
891,000		Malaysia Airports Holdings Bhd	2,030,240	0.5
662,587		UEM Sunrise Bhd	149,459	0.1
			3,789,347	1.0

		Mexico: 3.0%
34,256		America Movil SAB de CV ADR	586,120	0.2
142,600		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,192,136	0.3
59,910	(2)	Cemex SAB de CV ADR	446,329	0.1
34,267		Coca-Cola Femsa SA de CV ADR	2,141,345	0.6
3,500		Fomento Economico Mexicano SAB de CV ADR	343,490	0.1
99,700		Grupo Financiero Banorte	695,417	0.2
92,600		Grupo Lala SAB de CV	98,524	0.0
154,930		Grupo Mexico SA de CV Series B	487,706	0.1
84,600		Grupo Televisa SAB ADR	1,681,848	0.4
161,600		Kimberly-Clark de Mexico SA de CV	297,574	0.1
337,400		Qualitas Controladora SAB de CV	903,704	0.2
186,000		Regional SAB de CV	1,133,400	0.3
486,800		Unifin Financiera SAPI de CV SOFOM ENR	1,352,182	0.4
			11,359,775	3.0

		Netherlands: 0.1%
85,124	(1)	VEON Ltd. ADR	257,926	0.1

		Panama: 0.2%
7,253		Copa Holdings S.A.- Class A	706,007	0.2

		Peru: 0.6%
86,000		Cia de Minas Buenaventura SAA ADR	1,181,640	0.3
4,780		Credicorp Ltd.	1,093,520	0.3
			2,275,160	0.6

		Philippines: 1.2%
2,190,400		Ayala Land, Inc.	1,686,870	0.4
5,871,000		Bloomberry Resorts Corp.	1,159,887	0.3
726,130		International Container Terminal Services, Inc.	1,216,940	0.3
397,950		Robinsons Retail Holdings, Inc.	639,957	0.2
			4,703,654	1.2

		Poland: 0.5%
10,420	(2)	Jastrzebska Spolka Weglowa SA	224,897	0.1
10,050		KRUK SA	598,132	0.1
39,974		Polski Koncern Naftowy Orlen	1,013,783	0.3
			1,836,812	0.5

		Russia: 4.9%
487,170	(2)	Alrosa AO	758,765	0.2
405,270		Gazprom PJSC - SPON ADR	1,839,926	0.5
23,910		Lukoil PJSC ADR	1,709,565	0.4
585,254	(2)	Magnitogorsk Iron & Steel Works	433,110	0.1
13,265	(2)	Mail.ru Group Ltd. GDR	358,243	0.1
55,769		MMC Norilsk Nickel PJSC ADR	965,640	0.2
39,400		Mobile TeleSystems PJSC ADR	345,538	0.1
2,714		Novatek PJSC GDR	430,925	0.1
11,980		Novolipetsk Steel GDR	309,591	0.1
19,206		Ros Agro PLC REG GDR	205,504	0.1
255,561		Rosneft Oil Co. PJSC GDR	1,688,223	0.4
23,435,505	(2)	RusHydro Management Co.	254,861	0.1
432,805		Sberbank PAO ADR	6,072,254	1.6
28,735		Severstal PJSC GDR	468,891	0.1
15,148		Tatneft PJSC ADR	1,045,212	0.3
11,153		X5 Retail Group N.V. GDR	298,843	0.1
45,100	(2)	Yandex NV	1,621,796	0.4
			18,806,887	4.9

		Singapore: 0.1%
353,000		IGG, Inc.	457,448	0.1

		South Africa: 3.2%
382,000		Advtech Ltd.	455,470	0.1
87,973	(2)	Impala Platinum Holdings Ltd.	130,670	0.0
23,169		Naspers Ltd.	5,703,486	1.5
331,259	(2)	Old Mutual Ltd.	757,955	0.2
46,390		Sasol Ltd.	1,828,115	0.5
124,445		Standard Bank Group Ltd.	1,924,256	0.5
1,107,110		Transaction Capital Ltd.	1,445,318	0.4
			12,245,270	3.2

		South Korea: 11.6%
6,720		GS Engineering & Construction Corp.	273,191	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
38,142		Hana Financial Group, Inc.	$1,533,600	0.4
3,472		Hyundai Motor Co.	402,382	0.1
16,227		Hyundai Marine & Fire Insurance Co., Ltd.	532,172	0.1
70,822		Industrial Bank Of Korea	992,199	0.3
6,000		KB Financial Group, Inc. ADR	289,500	0.1
10,788		Kia Motors Corp.	305,847	0.1
6,120		Koh Young Technology, Inc.	597,061	0.2
17,847		KT&G Corp.	1,762,923	0.5
8,830		LG Corp.	595,228	0.1
33,700	(1)	LG Display Co. Ltd. ADR	316,106	0.1
5,301	(2)	LG Display Co., Ltd.	100,339	0.0
22,314		LG Electronics, Inc.	1,495,662	0.4
58,763		LG Uplus Corp.	809,003	0.2
259		Lotte Chilsung Beverage Co., Ltd.	324,372	0.1
1,902		Lotte Confectionery Co. Ltd	268,782	0.1
11,751	(2)	Lotte Corp.	553,529	0.1
609		NAVER Corp.	390,730	0.1
1,036		NCSoft Corp.	357,633	0.1
1,950		Orion Corp./Republic of Korea	232,728	0.1
10,200		PSK, Inc.	214,224	0.1
820	(2),(3)	Samsung Biologics Co. Ltd.	273,612	0.1
6,854		Samsung Electronics Co., Ltd. GDR	7,035,163	1.8
145,350		Samsung Electronics Co., Ltd.	6,033,516	1.6
2,434		Samsung Fire & Marine Insurance Co. Ltd.	594,401	0.1
8,866		Samsung Life Insurance Co. Ltd.	763,316	0.2
4,880		Samsung SDI Co., Ltd.	1,002,615	0.3
49,406		Shinhan Financial Group Co., Ltd.	1,927,294	0.5
1,560		SK Holdings Co. Ltd.	367,723	0.1
85,635		SK Hynix, Inc.	6,618,764	1.7
7,081		SK Innovation Co. Ltd.	1,257,632	0.3
10,247		SK Telecom Co., Ltd.	2,290,100	0.6
145,500		SK Telecom Co., Ltd. ADR	3,606,945	0.9
5,022	(2)	Woori Bank	75,751	0.0
			44,194,043	11.6

		Spain: 0.5%
67,898	(2)	CIE Automotive SA	2,087,017	0.5

		Switzerland: 0.3%
21,640	(2),(3)	Wizz Air Holdings PLC	984,434	0.3

		Taiwan: 9.1%
677,000	(2)	AU Optronics Corp.	290,192	0.1
199,000		Basso Industry Corp.	440,150	0.1
131,000		Career Technology MFG. Co. Ltd.	234,509	0.1
93,000		Catcher Technology Co., Ltd.	1,145,531	0.3
71,000		Chilisin Electronics Corp.	295,585	0.1
2,171,000		CTBC Financial Holding Co. Ltd.	1,473,006	0.4
317,500		Chroma ATE, Inc.	1,791,686	0.5
256,000		Far Eastern New Century Corp.	273,369	0.1
122,435		FLEXium Interconnect, Inc.	432,673	0.1
877,000		Fubon Financial Holding Co., Ltd.	1,454,981	0.4
121,000		General Interface Solution Holding Ltd.	822,479	0.2
61,000		Globalwafers Co. Ltd.	1,032,626	0.3
98,840		Gourmet Master Co. Ltd.	891,281	0.2
995,512		HON HAI Precision Industry Co., Ltd.	2,730,670	0.7
440,000	(2)	Macronix International	613,556	0.2
201,000		MediaTek, Inc.	1,671,645	0.4
144,000		Nanya Technology Corp.	370,486	0.1
60,000		Novatek Microelectronics Corp., Ltd.	290,552	0.1
118,667		Poya International Co. Ltd.	1,271,763	0.3
59,000		President Chain Store Corp.	649,985	0.2
7,610		Silicon Motion Technology Corp. ADR	406,146	0.1
246,000		Sino-American Silicon Products, Inc.	847,191	0.2
103,000	(2)	TaiMed Biologics, Inc.	862,083	0.2
300,300		Taiwan Cement Corp.	386,431	0.1
791,100		Taiwan Semiconductor Manufacturing Co., Ltd.	6,325,408	1.6
159,550		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,575,055	1.7
474,000		Winbond Electronics Corp.	309,682	0.1
23,962		Yageo Corp.	613,355	0.1
534,000		Yuanta Financial Holding Co., Ltd.	246,329	0.1
			34,748,405	9.1

		Thailand: 2.3%
1,032,300		CP ALL PCL	2,328,837	0.6
158,300		Indorama Ventures PCL	283,582	0.1
223,400		Kiatnakin Bank PCL	487,208	0.1
1,210,300		Krung Thai Bank PCL	691,938	0.2
1,940,600		Land & Houses PCL	699,946	0.2
472,900		PTT Global Chemical PCL	1,164,066	0.3
1,138,300		PTT PCL	1,753,985	0.4
966,487		Srisawad Corp. PCL	1,130,289	0.3
189,900		Tisco Financial Group PCL	445,691	0.1
			8,985,542	2.3

		Turkey: 2.2%
700,443		Akbank Turk AS	1,031,334	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Turkey: (continued)
87,876		AvivaSA Emeklilik ve Hayat AS	$239,248	0.1
554,812	(2)	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS	179,257	0.0
366,188		Eregli Demir ve Celik Fabrikalari TAS	821,743	0.2
149,460		KOC Holding AS	422,235	0.1
337,917	(2),(3)	MLP Saglik Hizmetleri AS	926,176	0.2
435,946		Petkim Petrokimya Holding	394,094	0.1
438,810	(2)	Sok Marketler Ticaret AS	781,315	0.2
147,748		Tekfen Holding AS	585,171	0.1
258,000		Tofas Turk Otomobil Fabrikasi AS	1,205,828	0.3
198,451	(2)	Turk Hava Yollari	698,368	0.2
57,600		Turkcell Iletisim Hizmet AS ADR	373,824	0.1
259,345		Turkcell Iletisim Hizmet AS	681,529	0.2
198,899		Turkiye Halk Bankasi AS	280,938	0.1
			8,621,060	2.2

		United Arab Emirates: 0.3%
21,800		NMC Health PLC	1,084,330	0.3

		United Kingdom: 0.8%
62,330	(1)	Anglo American PLC	1,410,884	0.4
39,870		Antofagasta PLC	523,614	0.1
35,710		Evraz PLC	260,513	0.1
47,172	(2)	Georgia Capital PLC	611,970	0.1
36,790	(2)	KAZ Minerals PLC	407,453	0.1
			3,214,434	0.8

		United States: 1.2%
18,580		Cognizant Technology Solutions Corp.	1,514,270	0.4
19,000	(2)	Laureate Education Inc.- Class A	281,390	0.1
39,600	(2)	Micron Technology, Inc.	2,090,484	0.5
9,500		Qualcomm, Inc.	608,855	0.2
			4,494,999	1.2

		Vietnam: 0.1%
240,087	(2)	Hoa Phat Group JSC	385,705	0.1

	Total Common Stock (Cost $324,040,071)		358,801,375	93.9

PREFERRED STOCK: 3.3%
		Brazil: 0.8%
114,790		Itau Unibanco Holding S.A.	1,379,327	0.4
579,503		Metalurgica Gerdau SA	1,193,499	0.3
83,620		Petroleo Brasileiro SA	439,120	0.1
			3,011,946	0.8

		Colombia: 0.1%
31,700		Banco Davivienda SA	391,521	0.1

		Russia: 0.2%
231	(2)	AK Transneft OAO	601,212	0.2

		South Korea: 2.2%
248,050		Samsung Electronics Co., Ltd.	8,515,600	2.2

	Total Preferred Stock (Cost $11,493,021)		12,520,279	3.3

RIGHTS: 0.0%
		Brazil: 0.0%
165,931	(2)	Movida Participacoes SA	14,589	0.0

	Total Rights (Cost $–)		14,589	0.0

CLOSED-END FUNDS: 0.2%
		United States: 0.2%
11,100	(2)	Altaba, Inc.	815,295	0.2

	Total Closed-End Funds (Cost $436,194)		815,295	0.2

	Total Long-Term Investments (Cost $335,969,286)		372,151,538	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Securities Lending Collateral(4): 0.9%
345,843	Bank of Montreal, Repurchase Agreement dated 07/31/18, 1.90%, due 08/01/18 (Repurchase Amount $345,861, collateralized by various U.S. Government Securities, 1.000%-2.750%, Market Value plus accrued interest $352,760, due 11/30/19-09/09/49)	345,843	0.1
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 07/31/18, 1.93%, due 08/01/18 (Repurchase Amount $1,000,053, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.375%-8.000%, Market Value plus accrued interest $1,020,000, due 09/01/18-06/20/68)	1,000,000	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
1,000,000	Millennium Fixed Income Ltd., Repurchase Agreement dated 07/31/18, 2.08%, due 08/01/18 (Repurchase Amount $1,000,057, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	$1,000,000	0.3
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 07/31/18, 1.95%, due 08/01/18 (Repurchase Amount $1,000,053, collateralized by various U.S. Government Securities, 0.000%-6.250%, Market Value plus accrued interest $1,019,992, due 04/15/20-09/09/49)	1,000,000	0.2
		3,345,843	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
10,196,721	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $10,196,721)	10,196,721	2.6

	Total Short-Term Investments (Cost $13,542,564)	13,542,564	3.5

	Total Investments in Securities (Cost $349,511,850)	$385,694,102	100.9
	Liabilities in Excess of Other Assets	(3,518,440)	(0.9)
	Net Assets	$382,175,662	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of July 31, 2018.

Sector Diversification	Percentage of Net Assets
Information Technology	33.7%
Financials	21.6
Consumer Discretionary	11.7
Energy	6.3
Consumer Staples	5.6
Materials	5.2
Industrials	4.8
Telecommunication Services	3.9
Health Care	2.2
Real Estate	1.8
Utilities	0.6
Rights	0.0
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Argentina	$2,680,007	$–	$–	$2,680,007
Brazil	26,712,601	–	–	26,712,601
Chile	838,175	–	–	838,175
China	44,165,418	77,371,892	–	121,537,310
Egypt	1,020,214	358,579	–	1,378,793
Georgia	–	1,130,586	–	1,130,586
Germany	–	823,482	–	823,482
Hong Kong	–	2,547,506	–	2,547,506
Hungary	–	2,176,478	–	2,176,478
India	5,202,081	22,642,697	–	27,844,778
Indonesia	330,392	3,521,566	–	3,851,958
Kenya	–	980,785	–	980,785
Kuwait	1,060,661	–	–	1,060,661
Malaysia	–	3,789,347	–	3,789,347
Mexico	11,359,775	–	–	11,359,775
Netherlands	257,926	–	–	257,926
Panama	706,007	–	–	706,007
Peru	2,275,160	–	–	2,275,160
Philippines	1,856,897	2,846,757	–	4,703,654
Poland	–	1,836,812	–	1,836,812
Russia	13,805,435	5,001,452	–	18,806,887
Singapore	–	457,448	–	457,448
South Africa	1,900,788	10,344,482	–	12,245,270
South Korea	6,299,846	37,894,197	–	44,194,043
Spain	–	2,087,017	–	2,087,017
Switzerland	–	984,434	–	984,434
Taiwan	6,981,201	27,767,204	–	34,748,405
Thailand	699,946	8,285,596	–	8,985,542
Turkey	2,320,563	6,300,497	–	8,621,060
United Arab Emirates	–	1,084,330	–	1,084,330
United Kingdom	611,970	2,602,464	–	3,214,434
United States	4,494,999	–	–	4,494,999
Vietnam	–	385,705	–	385,705
Total Common Stock	135,580,062	223,221,313	–	358,801,375
Preferred Stock	3,403,467	9,116,812	–	12,520,279
Rights	14,589	–	–	14,589
Closed-End Funds	815,295	–	–	815,295
Short-Term Investments	10,196,721	3,345,843	–	13,542,564
Total Investments, at fair value	$150,010,134	$235,683,968	$–	$385,694,102
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1)	$–	$(1)
Total Liabilities	$–	$(1)	$–	$(1)

(1)	For the period ended July 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2018, securities valued at $11,377,890 and $3,148,957 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

At July 31, 2018, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 46,964	GBP 35,782	The Bank of New York Mellon	08/02/18	$(1)
				$(1)

Currency Abbreviations
GBP	-	British Pound
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1
Total Liability Derivatives		$1

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2018:

The Bank of New York Mellon

Liabilities:
Forward foreign currency contracts	$1
Total Liabilities	$1

Net OTC derivative instruments by counterparty, at fair value	$(1)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(1)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $351,457,183.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$55,627,869
Gross Unrealized Depreciation	(20,869,007)

Net Unrealized Appreciation	$34,758,862

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Australia: 1.7%
18,654		Cochlear Ltd.	$2,819,638	0.5
90,137		Seek Ltd.	1,433,735	0.3
233,097		Treasury Wine Estates Ltd.	3,192,004	0.6
125,382		WorleyParsons Ltd.	1,710,805	0.3
			9,156,182	1.7

		Austria: 0.9%
21,340		ams AG	1,535,283	0.3
53,848		Andritz AG	3,052,582	0.6
			4,587,865	0.9

		Belgium: 0.9%
20,421		Anheuser-Busch InBev SA/NV	2,078,114	0.4
20,256		Solvay S.A.	2,775,072	0.5
			4,853,186	0.9

		Brazil: 0.4%
301,900		Cielo SA	1,163,907	0.2
18,105		Itau Unibanco Holding SA ADR	217,079	0.0
40,900		Raia Drogasil SA	808,345	0.2
			2,189,331	0.4

		Canada: 4.7%
55,774		Canadian National Railway Co. - CNR	4,978,650	0.9
87,080		Canadian Natural Resources Ltd.	3,199,773	0.6
55,767		EnCana Corp.	769,510	0.1
80,162		Magna International, Inc.	4,882,990	0.9
50,800		Methanex Corp.	3,509,158	0.7
42,436		National Bank Of Canada	2,080,289	0.4
1,500	(1)	Rogers Communications, Inc.	76,139	0.0
70,183		Suncor Energy, Inc.	2,955,471	0.6
53,733		TransCanada Corp.	2,416,818	0.5
			24,868,798	4.7

		China: 5.2%
35,500		AAC Technologies Holdings, Inc.	456,215	0.1
31,701	(1)	Alibaba Group Holding Ltd. ADR	5,935,378	1.1
4,300	(1)	Baidu, Inc. ADR	1,062,874	0.2
2,895	(1)	BeiGene Ltd. ADR	549,066	0.1
2,299,184		China Construction Bank	2,102,105	0.4
560,000		China Longyuan Power Group Corp. Ltd.	521,608	0.1
303,570		China Merchants Bank Co., Ltd.	1,190,683	0.2
344,000		China Unicom Hong Kong Ltd.	424,759	0.1
34,234	(1)	Ctrip.com International Ltd. ADR	1,408,729	0.3
22,660	(1)	JD.com, Inc. ADR	812,588	0.2
294,000		Kingdee International Software Group Co., Ltd.	326,769	0.0
3,127		NetEase, Inc. ADR	806,766	0.1
27,251		New Oriental Education & Technology Group, Inc. ADR	2,344,676	0.4
208,500		Ping An Insurance Group Co. of China Ltd.	1,940,985	0.4
74,500		Sunny Optical Technology Group Co. Ltd.	1,235,703	0.2
84,399		Tencent Holdings Ltd.	3,841,370	0.7
184,000		Tsingtao Brewery Co., Ltd.	985,326	0.2
4,506	(1),(2)	Weibo Corp. ADR	372,871	0.1
154,234		ENN Energy Holdings Ltd.	1,568,207	0.3
			27,886,678	5.2

		Colombia: 0.5%
57,000		BanColombia SA ADR	2,616,870	0.5

		Denmark: 1.1%
14,493		Carlsberg A/S	1,748,407	0.3
5,911		DSV A/S	495,213	0.1
23,504		Novo Nordisk A/S	1,169,261	0.2
50,930		Novozymes A/S	2,681,711	0.5
			6,094,592	1.1

		Finland: 1.2%
79,600		Kone OYJ	4,351,378	0.8
36,042		Sampo OYJ	1,830,492	0.4
			6,181,870	1.2

		France: 8.3%
9,699		Air Liquide SA	1,240,051	0.2
21,902		Capgemini SE	2,801,983	0.5
28,251		Cie de Saint-Gobain	1,255,986	0.2
47,671		Cie Generale des Etablissements Michelin SCA	6,121,757	1.2
13,689		Essilor International Cie Generale d'Optique SA	2,017,257	0.4
30,734		Imerys SA	2,383,784	0.4
25,126		IPSOS	839,576	0.2
33,774		Legrand S.A.	2,478,928	0.5
260,459		Natixis SA	1,868,377	0.4
35,085		Peugeot S.A.	1,007,706	0.2
43,000		Publicis Groupe	2,744,094	0.5
46,081		Safran S.A.	5,714,189	1.1
29,357		Societe Generale	1,309,257	0.2
51,894		Total SA	3,384,789	0.6
3,044	(1)	Unibail-Rodamco-Westfield	675,768	0.1
53,114		Valeo SA	2,602,645	0.5
56,693		Vinci SA	5,704,525	1.1
			44,150,672	8.3

		Germany: 6.9%
9,764		Adidas AG	2,158,748	0.4
27,940		BASF SE	2,678,275	0.5

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
9,126		Continental AG	$2,103,133	0.4
156,874		Deutsche Telekom AG	2,593,912	0.5
94,153		Freenet AG	2,698,257	0.5
22,734		Fresenius SE & Co. KGaA	1,752,521	0.3
18,312		Hannover Rueck SE	2,442,527	0.4
74,547		Infineon Technologies AG	1,974,202	0.4
34,545		LANXESS AG	2,838,555	0.5
11,302	(1)	Linde AG	2,794,937	0.5
12,449		Muenchener Rueckversicherungs-Gesellschaft AG	2,758,625	0.5
31,146		SAP SE	3,624,942	0.7
14,282		Siemens AG	2,015,738	0.4
40,671		Vonovia SE	1,968,356	0.4
43,224	(1),(3)	Zalando SE	2,479,776	0.5
			36,882,504	6.9

		Hong Kong: 1.2%
367,200		AIA Group Ltd.	3,214,306	0.6
135,800		Henderson Land Development Co., Ltd.	758,516	0.1
20,005		Hong Kong Exchanges and Clearing Ltd.	592,859	0.1
6,000		Jardine Matheson Holdings Ltd.	406,253	0.1
32,800		Jardine Strategic Holdings Ltd.	1,310,284	0.3
9,860		Melco Resorts & Entertainment Ltd ADR	254,980	0.0
			6,537,198	1.2

		India: 2.0%
700	(1)	HDFC Bank Ltd. ADR	72,800	0.0
52,792		HDFC Bank Ltd. - Foreign Premium	1,666,886	0.3
216,707		ICICI Bank Ltd.	958,943	0.2
149,220	(1)	ICICI Bank Ltd. ADR	1,317,612	0.3
175,976		Infosys Ltd. ADR	3,551,196	0.7
95,232		Mahindra & Mahindra Ltd. - SPON GDR	1,309,440	0.2
12,013	(1),(2)	MakeMyTrip Ltd.	393,426	0.1
160,165		Power Grid Corp. of India Ltd.	426,396	0.1
205,673	(1)	State Bank of India	881,996	0.1
			10,578,695	2.0

		Ireland: 1.6%
1,113,228		Greencore Group PLC	2,590,636	0.5
29,703		Kingspan Group Plc	1,379,596	0.2
33,590		Medtronic PLC	3,030,826	0.6
16,268	(1)	Ryanair Holdings PLC ADR	1,714,647	0.3
			8,715,705	1.6

		Israel: 0.8%
61,141		Bank Leumi Le-Israel BM	383,188	0.1
168,355		Teva Pharmaceutical Industries Ltd. ADR	4,030,419	0.7
			4,413,607	0.8

		Italy: 0.8%
15,370		Banca Generali SpA	413,728	0.1
12,391		Ferrari NV	1,644,564	0.3
44,841		FinecoBank Banca Fineco SpA	525,822	0.1
191,826	(1),(3)	Pirelli & C SpA	1,674,567	0.3
			4,258,681	0.8

		Japan: 14.1%
58,700		Advantest Corp.	1,391,310	0.3
11,900		Daikin Industries Ltd.	1,422,407	0.3
113,496		Daiwa House Industry Co., Ltd.	4,138,695	0.8
28,600		Denso Corp.	1,414,702	0.3
69,700		Don Quijote Holdings Co. Ltd.	3,258,065	0.6
5,600		Eisai Co., Ltd.	482,116	0.1
2,600		Fanuc Ltd.	524,266	0.1
94,000		Isuzu Motors Ltd.	1,272,077	0.2
31,000		Itochu Corp.	550,448	0.1
53,500		Kakaku.com, Inc.	1,126,741	0.2
198,000		Kansai Electric Power Co., Inc.	2,818,621	0.5
41,620		Kao Corp.	3,040,424	0.6
158,100		KDDI Corp.	4,401,008	0.8
1,100		Keyence Corp.	581,865	0.1
64,200		Komatsu Ltd.	1,896,989	0.3
56,500		Makita Corp.	2,541,717	0.5
65,600		MS&AD Insurance Group Holdings, Inc.	2,009,306	0.4
280,400	(1)	Nexon Co. Ltd.	4,040,193	0.7
13,800		Nidec Corp.	2,004,455	0.4
35,300		Olympus Corp.	1,433,067	0.3
50,900		Ono Pharmaceutical Co., Ltd.	1,202,730	0.2
38,100		Pigeon Corp.	1,834,025	0.3
14,300		Recruit Holdings Co. Ltd.	391,841	0.1
19,000		Seven & I Holdings Co., Ltd.	775,958	0.1
10,600		Shimano, Inc.	1,528,607	0.3
15,500		Shin-Etsu Chemical Co., Ltd.	1,568,005	0.3
58,000		Shiseido Co., Ltd.	4,272,890	0.8
6,000		SMC Corp.	2,033,153	0.4
42,555		SoftBank Group Corp.	3,554,288	0.7
75,311		Sony Corp.	4,047,729	0.8
47,110		Sony Financial Holdings, Inc.	905,288	0.2
12,300		Sugi Holdings Co., Ltd.	659,999	0.1
133,400		Sumitomo Mitsui Financial Group, Inc.	5,294,345	1.0
47,600		Suruga Bank Ltd.	426,480	0.1
11,400		Sysmex Corp.	1,081,020	0.2
13,700		Terumo Corp.	752,625	0.1
45,100		Tokio Marine Holdings, Inc.	2,145,676	0.4
37,300		Yamaha Corp.	1,745,396	0.3
16,100		Yamato Holdings Co., Ltd.	466,631	0.1
			75,035,158	14.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Luxembourg: 0.2%
55,634		Tenaris S.A.	$1,019,191	0.2

		Netherlands: 4.1%
31,535	(3)	ABN AMRO Group NV	872,758	0.2
42,109	(1)	AerCap Holdings NV	2,363,578	0.5
19,853		Airbus SE	2,457,179	0.4
7,462		ASML Holding NV	1,598,117	0.3
80,190	(1),(3)	DP Eurasia NV	163,774	0.0
143,576		ING Groep NV	2,194,802	0.4
69,426		Koninklijke Philips NV	3,047,756	0.6
126,350		Royal Dutch Shell PLC - Class A	4,329,597	0.8
27,299		Unilever NV	1,574,898	0.3
55,887		Wolters Kluwer NV	3,365,436	0.6
			21,967,895	4.1

		Norway: 2.2%
136,399		DNB ASA	2,746,632	0.5
69,179		Norsk Hydro ASA	394,600	0.1
208,165		SpareBank 1 SR-Bank ASA	2,312,150	0.4
59,322		Equinor ASA	1,573,944	0.3
101,215		Telenor ASA	1,979,969	0.4
62,647		Yara International ASA	2,762,238	0.5
			11,769,533	2.2

		Portugal: 0.3%
116,313		Jeronimo Martins SGPS SA	1,728,301	0.3

		Russia: 0.3%
15,483	(1)	Mail.ru Group Ltd. GDR	418,143	0.1
30,866	(1)	Yandex NV	1,109,942	0.2
			1,528,085	0.3

		Singapore: 1.5%
95,780		DBS Group Holdings Ltd.	1,884,502	0.3
1,557,600		NetLink NBN Trust	881,002	0.2
267,536		United Overseas Bank Ltd.	5,320,083	1.0
			8,085,587	1.5

		South Africa: 1.3%
76,211		Clicks Group Ltd.	1,118,547	0.2
8,830		Naspers Ltd.	2,173,671	0.4
87,830		Sasol Ltd.	3,461,162	0.7
			6,753,380	1.3

		South Korea: 3.2%
355	(1)	Hugel, Inc.	151,827	0.0
8,800		Hyundai Mobis Co. Ltd.	1,793,841	0.3
69,421		Kia Motors Corp.	1,968,130	0.4
21,100		KT&G Corp.	2,084,253	0.4
173,100		LG Uplus Corp.	2,383,105	0.5
132,169		Samsung Electronics Co., Ltd.	5,486,370	1.0
46,700		Shinhan Financial Group Co., Ltd.	1,821,735	0.3
17,700		SK Hynix, Inc.	1,368,040	0.3
			17,057,301	3.2

		Spain: 1.9%
157,632		Distribuidora Internacional de Alimentacion SA	352,285	0.1
373,885		Iberdrola S.A.	2,906,904	0.5
10,682	(1)	Iberdrola SA	83,051	0.0
147,085		Industria de Diseno Textil SA	4,820,046	0.9
87,187		Red Electrica Corp. SA	1,847,933	0.4
			10,010,219	1.9

		Sweden: 3.9%
117,783		Assa Abloy AB	2,325,094	0.4
10,920		Atlas Copco AB - A	312,710	0.1
63,409		Atlas Copco AB - B	1,661,786	0.3
59,924		Duni AB	770,096	0.1
135,509	(1)	Epiroc AB - A	1,622,480	0.3
63,409	(1)	Epiroc AB - B	671,953	0.1
49,813		Investor AB	2,169,849	0.4
53,813	(1)	Loomis AB	1,688,676	0.3
179,460		Nordea Bank AB	1,907,277	0.4
15,988	(1)	Spotify Technology SA	2,923,086	0.6
386,817		Svenska Handelsbanken AB	4,778,162	0.9
			20,831,169	3.9

		Switzerland: 6.0%
26,381		Cie Financiere Richemont SA	2,310,418	0.4
39,214		Ferguson PLC	3,092,510	0.6
285,850		Glencore PLC	1,253,571	0.2
45,884		Julius Baer Group Ltd.	2,517,181	0.5
3,051		Lonza Group AG	939,151	0.2
63,967		Nestle SA	5,212,885	1.0
120,913		Novartis AG	10,147,231	1.9
9,824		Schindler Holding AG - Part Cert	2,287,747	0.4
9,119		Swiss Re Ltd.	836,060	0.1
2,831		u-blox Holding AG	525,406	0.1
186,212		UBS Group AG	3,060,662	0.6
			32,182,822	6.0

		Taiwan: 1.5%
260,940		HON HAI Precision Industry Co., Ltd.	715,753	0.1
86,478		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,563,758	0.7
478,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,821,951	0.7
			8,101,462	1.5

		Thailand: 0.5%
588,800		Siam Commercial Bank PCL	2,479,578	0.5

		Turkey: 0.3%
541,528		Turkcell Iletisim Hizmet AS	1,423,073	0.3

		United Kingdom: 15.7%
86,231		Anglo American PLC	1,951,901	0.4
22,007	(1)	ASOS PLC	1,752,240	0.3
29,483		AstraZeneca PLC	2,269,479	0.4

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
334,061	(3)	Auto Trader Group PLC	$1,863,334	0.3
292,000		Babcock International Group	2,737,100	0.5
268,934		BAE Systems PLC	2,302,152	0.4
373,714		BBA Aviation PLC	1,715,956	0.3
56,913		Bellway PLC	2,175,651	0.4
102,799		BHP Billiton PLC	2,365,776	0.4
61,028		BHP Billiton PLC ADR	2,823,155	0.5
116,564		British American Tobacco PLC	6,407,757	1.2
46,138		Burberry Group PLC	1,274,414	0.2
906,500		Cineworld Group PLC	3,219,273	0.6
222,642		Compass Group PLC	4,788,855	0.9
37,361		Diageo PLC	1,370,674	0.3
55,014	(1)	Fiat Chrysler Automobiles NV	938,052	0.2
108,470		Hargreaves Lansdown PLC	2,954,881	0.6
89,737		HomeServe PLC	1,190,846	0.2
165,314		Howden Joinery Group PLC	1,034,931	0.2
135,635		Inchcape PLC	1,254,793	0.2
155,417		Informa PLC	1,609,872	0.3
32,186		Intertek Group PLC	2,482,892	0.5
157,817		John Wood Group PLC	1,346,450	0.3
38,558		Johnson Matthey PLC	1,899,662	0.4
160,350		Jupiter Fund Management PLC	921,331	0.2
93,762	(1)	Just Eat PLC	974,626	0.2
503,502		Melrose Industries PLC	1,424,729	0.3
45,700		Next PLC	3,557,924	0.7
183,706		Prudential PLC	4,334,250	0.8
57,477		Relx PLC	1,252,266	0.2
34,365		Rightmove PLC	2,195,445	0.4
55,830		Rio Tinto PLC	3,065,102	0.6
164,715		RSA Insurance Group PLC	1,393,072	0.3
45,454		Shire PLC	2,588,780	0.5
266,607		Standard Chartered PLC	2,404,074	0.4
1,057,292		Taylor Wimpey PLC	2,426,330	0.5
46,797		Unilever PLC	2,673,262	0.5
25,863		Weir Group PLC	662,746	0.1
			83,604,033	15.7

		United States: 1.7%
20,088		Aon PLC	2,883,632	0.5
4,683	(1)	Mettler Toledo International, Inc.	2,774,724	0.5
72,966		Popular, Inc.	3,621,303	0.7
			9,279,659	1.7

	Total Common Stock (Cost $455,796,673)		516,828,880	96.9

PREFERRED STOCK: 0.5%
		Germany: 0.5%
9,882		Sartorius AG	1,606,571	0.3
5,983		Volkswagen AG	1,065,941	0.2
			2,672,512	0.5

		United States: 0.0%
2,046	(1),(4),(5)	Xiaoju Kuaizhi, Inc.- Series A-17	104,207	0.0

	Total Preferred Stock (Cost $2,590,971)		2,776,719	0.5

	Total Long-Term Investments (Cost $458,387,644)		519,605,599	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateral(6): 0.1%
561,575	CF Secured LLC, Repurchase Agreement dated 07/31/18, 1.92%, due 08/01/18 (Repurchase Amount $561,605, collateralized by various U.S. Government Securities, 0.125%-3.125%, Market Value plus accrued interest $572,807, due 02/28/19-09/09/49)
	(Cost $561,575)	561,575	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
10,447,121	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $10,447,121)	10,447,121	2.0

	Total Short-Term Investments (Cost $11,008,696)	11,008,696	2.1

	Total Investments in Securities (Cost $469,396,340)	$530,614,295	99.5
	Assets in Excess of Other Liabilities	2,858,984	0.5
	Net Assets	$533,473,279	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of July 31, 2018, the Fund held restricted securities with a fair value of $104,207 or 0.02% of net assets. Please refer to the table below for additional details.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of July 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	17.8%
Consumer Discretionary	16.1
Industrials	15.9
Information Technology	11.6
Consumer Staples	8.4
Health Care	8.1
Materials	7.9
Energy	4.3
Telecommunication Services	4.0
Utilities	1.9
Real Estate	1.4
Short-Term Investments	2.1
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$9,156,182	$–	$9,156,182
Austria	–	4,587,865	–	4,587,865
Belgium	–	4,853,186	–	4,853,186
Brazil	2,189,331	–	–	2,189,331
Canada	24,868,798	–	–	24,868,798
China	13,292,948	14,593,730	–	27,886,678
Colombia	2,616,870	–	–	2,616,870
Denmark	–	6,094,592	–	6,094,592
Finland	–	6,181,870	–	6,181,870
France	675,768	43,474,904	–	44,150,672
Germany	–	36,882,504	–	36,882,504
Hong Kong	254,980	6,282,218	–	6,537,198
India	6,644,474	3,934,221	–	10,578,695
Ireland	8,715,705	–	–	8,715,705
Israel	4,030,419	383,188	–	4,413,607
Italy	–	4,258,681	–	4,258,681
Japan	–	75,035,158	–	75,035,158
Luxembourg	–	1,019,191	–	1,019,191
Netherlands	2,527,352	19,440,543	–	21,967,895
Norway	–	11,769,533	–	11,769,533
Portugal	–	1,728,301	–	1,728,301
Russia	1,109,942	418,143	–	1,528,085
Singapore	881,002	7,204,585	–	8,085,587
South Africa	–	6,753,380	–	6,753,380
South Korea	2,084,253	14,973,048	–	17,057,301
Spain	–	10,010,219	–	10,010,219
Sweden	5,987,615	14,843,554	–	20,831,169
Switzerland	–	32,182,822	–	32,182,822
Taiwan	3,563,758	4,537,704	–	8,101,462
Thailand	–	2,479,578	–	2,479,578
Turkey	–	1,423,073	–	1,423,073
United Kingdom	2,823,155	80,780,878	–	83,604,033
United States	9,279,659	–	–	9,279,659
Total Common Stock	91,546,029	425,282,851	–	516,828,880
Preferred Stock	–	2,672,512	104,207	2,776,719

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Short-Term Investments	$10,447,121	$561,575	$–	$11,008,696
Total Investments, at fair value	$101,993,150	$428,516,938	$104,207	$530,614,295
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(862)	$–	$(862)
Total Liabilities	$–	$(862)	$–	$(862)

(1)	For the period ended July 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2018, securities valued at $15,752,486 and $2,526,985 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2018, Voya Multi-Manager International Equity Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Xiaoju Kuaizhi, Inc.- Series A-17	10/19/2015	$56,114	$104,207
		$56,114	$104,207

At July 31, 2018, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 16,142,296	USD 145,229	UBS AG	08/01/18	$(862)
				$(862)

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$862
Total Liability Derivatives		$862

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2018:

UBS AG
Liabilities:
Forward foreign currency contracts	$862
Total Liabilities	$862

Net OTC derivative instruments by counterparty, at fair value	$(862)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(862)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $472,025,878.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$74,807,203
Gross Unrealized Depreciation	(16,037,911)

Net Unrealized Appreciation	$58,769,292

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Australia: 7.1%
33,070		Adelaide Brighton Ltd.	$169,271	0.1
9,865		AGL Energy Ltd.	161,425	0.0
458,869		Alumina Ltd.	967,166	0.2
21,105		Amcor Ltd.	236,262	0.1
2,870		Ansell Ltd.	61,512	0.0
17,146		APA Group	122,979	0.0
67,892		Aristocrat Leisure Ltd.	1,626,208	0.4
3,522		ASX Ltd.	171,985	0.1
27,087		Atlas Arteria Ltd.	131,612	0.0
42,847		AusNet Services	51,925	0.0
2,847		Australia & New Zealand Banking Group Ltd.	61,893	0.0
20,840		Bendigo and Adelaide Bank Ltd.	181,522	0.1
52,251		BHP Billiton Ltd.	1,364,611	0.3
10,098		BlueScope Steel Ltd.	132,686	0.0
38,522		Brambles Ltd.	282,918	0.1
37,542		Caltex Australia Ltd.	908,208	0.2
6,329		Challenger Ltd.	58,545	0.0
20,448		CIMIC Group Ltd.	735,386	0.2
7,023		Coca-Cola Amatil Ltd.	50,025	0.0
1,996		Cochlear Ltd.	301,705	0.1
6,813		Commonwealth Bank of Australia	379,394	0.1
72,713		Computershare Ltd.	984,222	0.3
25,411		Costa Group Holdings Ltd.	148,785	0.0
26,297		Crown Resorts Ltd.	264,096	0.1
9,888		CSL Ltd.	1,446,674	0.4
102,891		CSR Ltd.	324,688	0.1
83,843		Dexus	629,017	0.2
27,118		DuluxGroup Ltd.	154,311	0.0
2,483		Flight Centre Travel Group Ltd.	125,566	0.0
125,542		Fortescue Metals Group Ltd.	408,330	0.1
49,855		Goodman Group	357,406	0.1
149,606		GPT Group	574,573	0.2
213,110		Harvey Norman Holdings Ltd.	562,796	0.1
83,863		Insurance Australia Group Ltd.	501,338	0.1
10,889		IOOF Holdings Ltd.	74,079	0.0
17,671		Lend Lease Corp., Ltd.	264,391	0.1
15,137		Macquarie Group Ltd.	1,381,062	0.3
2,182		Magellan Financial Group Ltd.	40,061	0.0
177,086		Medibank Pvt Ltd.	409,560	0.1
42,250		Metcash Ltd.	82,600	0.0
492,445		Mirvac Group	835,857	0.2
3,916		National Australia Bank Ltd.	82,452	0.0
21,520		Oil Search Ltd.	143,554	0.0
3,355	(1)	OneMarket Ltd.	2,206	0.0
3,651		Orica Ltd.	47,693	0.0
195,180		Orora Ltd.	526,313	0.1
11,281		Perpetual Ltd.	366,210	0.1
13,229		Platinum Asset Management Ltd.	54,001	0.0
116,481		Qantas Airways Ltd.	582,186	0.2
2,544		Ramsay Health Care Ltd.	106,234	0.0
1,612		REA Group Ltd.	104,077	0.0
92,152		Regis Resources Ltd.	305,578	0.1
25,824		Rio Tinto Ltd.	1,560,724	0.4
238,442		Scentre Group	755,497	0.2
12,750		Seek Ltd.	202,804	0.1
115,163		Shopping Centres Australasia Property Group	205,946	0.1
8,315		Sims Metal Management Ltd.	106,155	0.0
14,001		Sonic Healthcare Ltd.	271,576	0.1
24,617		Star Entertainment Grp Ltd.	90,825	0.0
417,106		Stockland	1,288,850	0.3
7,803		Suncorp Group Ltd.	86,821	0.0
16,054		Sydney Airport	84,370	0.0
23,594		Telstra Corp., Ltd.	49,751	0.0
17,719		Transurban Group - Stapled Security	154,074	0.0
8,013		Treasury Wine Estates Ltd.	109,729	0.0
251,236		Vicinity Centres	497,729	0.1
22,958		Wesfarmers Ltd.	844,127	0.2
9,204		Westpac Banking Corp.	201,498	0.1
28,405		Woodside Petroleum Ltd.	761,349	0.2
78,275		Woolworths Group Ltd	1,751,152	0.4
			29,070,131	7.1

		Austria: 0.7%
1,312		Andritz AG	74,376	0.0
5,408		Oesterreichische Post AG	256,158	0.1
38,630		OMV AG	2,183,093	0.6
10,866		Telekom Austria AG	94,533	0.0
2,260		Voestalpine AG	113,079	0.0
			2,721,239	0.7

		Belgium: 0.4%
255		Ackermans & van Haaren NV	46,507	0.0
988		Ageas	52,991	0.0
1,736		Anheuser-Busch InBev SA/NV	176,662	0.1
22,837		Proximus SADP	559,712	0.1
10,290		bpost SA	162,215	0.0
4,325		Colruyt S.A.	258,551	0.1
835		KBC Group NV	64,101	0.0
313		Sofina SA	56,722	0.0
1,478		Solvay S.A.	202,486	0.1
1,326		UCB S.A.	114,002	0.0
1,948		Umicore SA	114,002	0.0
			1,807,951	0.4

		Brazil: 0.1%
37,737		Vale SA ADR	553,224	0.1

		Canada: 6.1%
5,101		Alimentation Couche-Tard, Inc.	234,297	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
4,343		Bank of Nova Scotia	$257,372	0.1
4,401		BCE, Inc.	187,022	0.0
4,923		Brookfield Asset Management, Inc.	207,728	0.1
14,017		CAE, Inc.	292,010	0.1
14,463	(2)	Canadian Imperial Bank of Commerce - XNYS	1,319,459	0.3
8,224		Canadian Imperial Bank of Commerce - XTSE	750,550	0.2
7,944		Canadian National Railway Co. - CNR	709,119	0.2
2,123		Canadian Natural Resources Ltd.	78,010	0.0
4,357		Canadian Pacific Railway Ltd.	864,065	0.2
10,129		Canadian Tire Corp. Ltd.	1,379,525	0.3
2,274		Canadian Utilities Ltd.	56,725	0.0
8,251	(1)	Canfor Corp.	180,896	0.0
8,800		Capital Power Corp.	178,726	0.0
8,572	(1)	CGI Group, Inc.	553,389	0.1
21,261		CI Financial Corp.	371,498	0.1
404		Constellation Software, Inc./Canada	292,873	0.1
32,569		Dollarama, Inc.	1,176,725	0.3
23,067		Empire Co. Ltd.	475,579	0.1
33,459		Enerplus Corp.	436,483	0.1
110		Fairfax Financial Holdings Ltd.	62,152	0.0
12,968		Fortis, Inc.	426,368	0.1
23,842		Genworth MI Canada, Inc.	839,240	0.2
4,441		George Weston Ltd.	369,455	0.1
1,623		Great-West Lifeco, Inc.	40,112	0.0
6,678		Husky Energy, Inc.	113,554	0.0
5,132	(3)	Hydro One Ltd.	74,957	0.0
2,219		IGM Financial, Inc.	66,612	0.0
3,703		Intact Financial Corp.	282,497	0.1
3,754		Inter Pipeline Ltd.	71,568	0.0
4,242		Loblaw Cos Ltd.	224,288	0.1
32,111		Magna International, Inc.	1,956,010	0.5
14,030		Manulife Financial Corp.	260,572	0.1
8,365		Maple Leaf Foods, Inc.	200,307	0.1
11,951		Metro, Inc. - Class A	402,945	0.1
5,093		National Bank Of Canada	249,668	0.1
2,264		Nutrien Ltd.	122,959	0.0
1,875		Pembina Pipeline Corp.	67,456	0.0
4,982		Power Corp. of Canada	113,324	0.0
2,270		Power Financial Corp.	53,223	0.0
2,116		Restaurant Brands International, Inc.	134,994	0.0
29,595		RioCan Real Estate Investment Trust	564,668	0.1
33,788		Rogers Communications, Inc.	1,722,582	0.4
26,970		Royal Bank of Canada	2,105,395	0.5
4,577		Saputo, Inc.	152,596	0.0
13,329		Shaw Communications, Inc. - Class B	278,804	0.1
5,519		Sun Life Financial, Inc.	225,707	0.1
8,583		Suncor Energy, Inc.	361,438	0.1
32,001		Teck Resources Ltd.	834,680	0.2
6,233		TELUS Corp.	227,835	0.1
2,215		Thomson Reuters Corp.	91,914	0.0
5,064		Toronto-Dominion Bank	300,410	0.1
5,287		TransCanada Corp.	237,800	0.1
5,807		Waste Connections, Inc.	450,507	0.1
19,053		West Fraser Timber Co., Ltd.	1,183,443	0.3
			24,872,091	6.1

		China: 3.4%
1,630,000		Agricultural Bank of China Ltd.	792,106	0.2
7,697	(1)	Alibaba Group Holding Ltd. ADR	1,441,109	0.4
104,000		Beijing Capital International Airport Co., Ltd.	118,459	0.0
9,500		BOC Hong Kong Holdings Ltd.	46,108	0.0
1,940,000		China Construction Bank	1,773,710	0.4
35,000		China Mengniu Dairy Co., Ltd.	108,616	0.0
121,000		China Railway Construction Corp. Ltd.	146,167	0.0
202,000		China Resources Power Holdings Co.	390,195	0.1
475,500		China Shenhua Energy Co., Ltd.	1,078,115	0.3
553,000		Chongqing Rural Commercial Bank Co. Ltd.	338,810	0.1
168,000		CSPC Pharmaceutical Group Ltd.	440,424	0.1
204,400		Guangzhou Automobile Group Co. Ltd.	192,402	0.1
160,400		Guangzhou R&F Properties Co., Ltd.	288,782	0.1
1,247,000		Industrial & Commercial Bank of China	926,725	0.2
319,500		Longfor Properties Co., Ltd.	901,391	0.2
12,000		Minth Group Ltd.	45,278	0.0
1,199,000		PICC Property & Casualty Co., Ltd.	1,354,794	0.3
864,000		Sinopec Shanghai Petrochemical Co. Ltd.	519,511	0.1
95,200		Sinopharm Group Co.	402,678	0.1
268,000		Sun Art Retail Group Ltd.	342,593	0.1
39,500		Tencent Holdings Ltd.	1,797,819	0.5
30,000		Tingyi Cayman Islands Holding Corp.	69,333	0.0
114,000		Travelsky Technology Ltd.	324,961	0.1
169,000		Want Want China Holdings Ltd.	140,062	0.0
			13,980,148	3.4

		Denmark: 2.2%
2,886		Carlsberg A/S	348,161	0.1
1,921		Chr Hansen Holding A/S	198,853	0.0
1,924		Coloplast A/S	209,850	0.1
23,637		Danske Bank A/S	686,904	0.2
5,039	(1)	Dfds A/S	331,892	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
13,645		DSV A/S	$1,143,155	0.3
3,055		ISS A/S	114,114	0.0
55,283		Novo Nordisk A/S	2,750,180	0.7
5,562		Novozymes A/S	292,866	0.1
9,894	(3)	Orsted A/S	610,543	0.2
548		Pandora A/S	38,915	0.0
1,168		Rockwool International AS	467,671	0.1
2,344	(1)	Royal Unibrew A/S	195,237	0.0
4,582		Tryg A/S	112,161	0.0
22,123		Vestas Wind Systems A/S	1,427,590	0.3
3,582	(1)	William Demant Holding A/S	171,213	0.0
			9,099,305	2.2

		Finland: 2.0%
8,276		Elisa OYJ	359,350	0.1
14,449		Fortum OYJ	363,001	0.1
3,308		Huhtamaki Oyj	118,800	0.0
7,097		Kesko OYJ	398,555	0.1
8,397		Kone OYJ	459,027	0.1
10,464		Metso Oyj	383,258	0.1
6,051		Neste Oyj	499,122	0.1
2,143		Nokian Renkaat OYJ	92,938	0.0
7,921		Orion Oyj	272,695	0.1
8,670		Sampo OYJ	440,330	0.1
79,982		Stora Enso OYJ	1,319,891	0.3
89,460		UPM-Kymmene OYJ	3,173,370	0.8
11,485		Wartsila OYJ	248,634	0.1
			8,128,971	2.0

		France: 8.8%
2,281		Accor S.A.	117,429	0.0
498		Aeroports de Paris	111,324	0.0
4,437		Air Liquide SA	567,286	0.1
2,495		Alstom SA	111,855	0.0
2,726		Arkema SA	341,356	0.1
3,958		Atos SE	530,359	0.1
86,218		AXA S.A.	2,172,440	0.5
2,058		BioMerieux	171,142	0.1
26,479		BNP Paribas	1,717,680	0.4
46,214		Bollore SA	214,861	0.1
6,933		Bouygues SA	304,457	0.1
6,308		Bureau Veritas SA	162,276	0.0
4,117		Capgemini SE	526,699	0.1
5,364		Carrefour S.A.	96,170	0.0
6,573		Cie de Saint-Gobain	292,223	0.1
15,832		Cie Generale des Etablissements Michelin SCA	2,033,095	0.5
29,520		CNP Assurances	689,354	0.2
12,738		Credit Agricole SA	178,970	0.1
1,135		Danone	89,111	0.0
77		Dassault Aviation SA	142,326	0.0
1,522		Dassault Systemes SE	226,936	0.1
6,236		Edenred	244,609	0.1
6,297		Eiffage SA	703,691	0.2
74,361		Electricite de France SA	1,113,414	0.3
3,642		Elis SA	83,600	0.0
90,127		Engie SA	1,455,414	0.4
950		Essilor International Cie Generale d'Optique SA	139,995	0.0
1,507		Eurazeo SA	116,508	0.0
16,205		Eutelsat Communications	346,909	0.1
2,763		Faurecia SA	187,685	0.1
2,968		Covivio	309,123	0.1
7,983		Gecina S.A.	1,359,846	0.3
5,524		Getlink	72,917	0.0
112		Hermes International	70,884	0.0
1,296		Imerys SA	100,520	0.0
761		Ipsen SA	126,435	0.0
24,929		Klepierre SA	938,849	0.2
6,917		Lagardere SCA	201,835	0.1
4,301		Legrand S.A.	315,683	0.1
627		L'Oreal S.A.	153,220	0.0
5,451		LVMH Moet Hennessy Louis Vuitton SE	1,899,600	0.5
101,192		Natixis SA	725,891	0.2
15,289		Orange SA	260,549	0.1
676		Orpea	92,832	0.0
1,437		Pernod Ricard SA	231,525	0.1
39,287		Peugeot S.A.	1,128,395	0.3
1,992		Cie Plastic Omnium SA	83,371	0.0
1,017		Kering SA	540,518	0.1
4,356		Publicis Groupe	277,983	0.1
851		Renault S.A.	74,785	0.0
5,377		Rexel SA	84,095	0.0
3,947		Rubis SCA	232,786	0.1
13,943		Safran S.A.	1,728,976	0.4
29,124		Sanofi	2,533,669	0.6
6,064		Schneider Electric SE	486,730	0.1
1,156	(1)	SCOR SE	44,973	0.0
18,783		Societe Generale	837,680	0.2
1,537	(2)	Sodexo SA	170,262	0.1
4,108		SUEZ	58,111	0.0
2,857		Teleperformance	523,205	0.1
2,186		Thales S.A.	286,964	0.1
23,027		Total SA	1,501,937	0.4
559	(1)	UbiSoft Entertainment	61,613	0.0
24,740	(1)	Unibail Group Stapled	273,318	0.1
1,188	(1)	Unibail-Rodamco-Westfield	263,736	0.0
2,917		Valeo SA	142,936	0.0
31,319		Veolia Environnement	714,658	0.2
13,685		Vinci SA	1,377,003	0.3
16,741		Vivendi SA	433,742	0.1
			35,910,329	8.8

		Germany: 5.9%
4,136		Adidas AG	914,439	0.2
10,217		Allianz SE	2,260,548	0.6
1,550		Axel Springer AG	115,818	0.0
24,346		BASF SE	2,333,761	0.6
5,995		Bayer AG	667,403	0.2
1,194		Bayerische Motoren Werke AG	115,436	0.0
1,154		Beiersdorf AG	134,520	0.0
2,124		Brenntag AG	127,444	0.0
2,012		Continental AG	463,675	0.1
18,956	(3)	Covestro AG	1,820,463	0.5
2,670		Daimler AG	184,801	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
381		Deutsche Boerse AG	$50,210	0.0
25,665		Deutsche Lufthansa AG	720,090	0.2
15,160		Deutsche Post AG	535,533	0.1
8,494		Deutsche Telekom AG	140,448	0.0
16,740		Deutsche Wohnen SE	814,989	0.2
17,914		E.ON AG	202,109	0.1
4,449		Evonik Industries AG	164,641	0.1
4,292		Fraport AG Frankfurt Airport Services Worldwide	428,455	0.1
759		Fresenius SE & Co. KGaA	58,510	0.0
4,677		Fresenius Medical Care AG & Co. KGaA	456,259	0.1
1,380		Fuchs Petrolub SE	72,659	0.0
3,383		GEA Group AG	132,223	0.0
652		Hannover Rueck SE	86,966	0.0
864		HeidelbergCement AG	73,384	0.0
1,651		Hella GmbH & Co. KGaA	97,263	0.0
678		Henkel AG & Co. KGaA	72,704	0.0
5,641		Hochtief AG	1,014,341	0.3
9,443		Hugo Boss AG	851,486	0.2
11,111		Infineon Technologies AG	294,249	0.1
3,641	(3)	Innogy SE	161,774	0.0
3,592		Jenoptik AG	144,499	0.0
4,574		LEG Immobilien AG	514,462	0.1
2,030	(1)	Linde AG	502,010	0.1
33,063		Ceconomy AG	271,592	0.1
37,471		METRO AG	462,737	0.1
1,627		MTU Aero Engines AG	345,017	0.1
403		Muenchener Rueckversicherungs-Gesellschaft AG	89,302	0.0
2,011		Osram Licht AG	89,788	0.0
2,030		ProSiebenSat.1 Media SE	54,789	0.0
2,598		Rheinmetall AG	313,971	0.1
5		RTL Group SA	373	0.0
2,468		RWE AG	64,771	0.0
4,901		SAP SE	570,405	0.1
2,963		Siemens AG	418,193	0.1
6,692	(2)	SMA Solar Technology AG	282,789	0.1
1,032		Symrise AG	93,281	0.0
11,338		Talanx AG	433,868	0.1
71,002		Telefonica Deutschland Holding AG	310,953	0.1
57,907		TUI AG	1,238,781	0.3
26,138		Uniper SE	816,127	0.2
1,133		United Internet AG	60,945	0.0
22,566		Vonovia SE	1,092,127	0.3
1,118		Wacker Chemie AG	162,554	0.1
1,130		Wirecard AG	211,393	0.1
			24,111,328	5.9

		Hong Kong: 3.7%
124,600		AIA Group Ltd.	1,090,693	0.3
307,000		Champion REIT	209,102	0.1
266,000		CK Asset Holdings Ltd.	2,037,157	0.5
43,000		CK Hutchison Holdings Ltd.	468,041	0.1
12,000		CK Infrastructure Holdings Ltd.	89,080	0.0
35,500		CLP Holdings Ltd.	405,799	0.1
6,000		Galaxy Entertainment Group Ltd.	48,340	0.0
14,000		Great Eagle Holding Co.	68,990	0.0
29,000		Hang Lung Properties Ltd.	60,974	0.0
2,900		Hang Seng Bank Ltd.	79,031	0.0
81,290		Henderson Land Development Co., Ltd.	454,049	0.1
88,880		Hong Kong & China Gas	181,490	0.1
2,300		Hong Kong Exchanges and Clearing Ltd.	68,162	0.0
12,000		Power Assets Holdings Ltd.	84,897	0.0
62,052		Hongkong Land Holdings Ltd. - HKHGF	451,867	0.1
107,000	(4)	Hopewell Highway Infrastructure Ltd.	65,162	0.0
23,000		Hopewell Holdings	81,560	0.0
14,000		Hysan Development Co., Ltd.	76,758	0.0
1,331		Jardine Matheson Holdings Ltd.	90,120	0.0
1,383		Jardine Strategic Holdings Ltd	55,248	0.0
30,604		Johnson Electric Holdings Ltd.	90,713	0.0
31,500		Kerry Logistics Network Ltd.	41,257	0.0
58,500		Kerry Properties Ltd.	296,757	0.1
92,000		Li & Fung Ltd.	31,198	0.0
33,000		Lifestyle International Holdings Ltd.	65,696	0.0
224,500		Link REIT	2,227,511	0.6
14,000		MTR Corp.	78,579	0.0
54,000		New World Development Ltd.	76,999	0.0
119,000		NWS Holdings Ltd.	215,095	0.1
94,000		Sino Land Co.	161,602	0.1
129,000		Sun Hung Kai Properties Ltd.	2,023,074	0.5
11,000		Swire Pacific Ltd.	119,468	0.0
41,600		Swire Properties Ltd.	163,835	0.1
53,500		Techtronic Industries Co., Ltd.	298,366	0.1
10,500		Vtech Holdings Ltd.	117,682	0.0
2,086,500	(3)	WH Group Ltd.	1,679,871	0.4
136,000		Wharf Holdings Ltd.	450,248	0.1
12,000		Wharf Real Estate Investment Co. Ltd.	87,416	0.0
62,000		Wheelock & Co., Ltd.	440,162	0.1
90,000		Xinyi Glass Holding Co. Ltd.	106,533	0.0
118,500		Yue Yuen Industrial Holdings	318,846	0.1
			15,257,428	3.7

		India: 0.1%
37,390		Hindustan Petroleum Corp. Ltd.	155,916	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
72,172		Vedanta Ltd.	$234,660	0.1
			390,576	0.1

		Ireland: 0.3%
1,645		DCC PLC	152,190	0.0
14,247		James Hardie Industries SE	227,803	0.1
1,373		Kerry Group PLC - KYG	145,620	0.0
695	(1)	Kerry Group PLC - KYGA	73,955	0.0
4,535		Kingspan Group Plc	210,634	0.1
10,453		Smurfit Kappa Group PLC	428,562	0.1
			1,238,764	0.3

		Israel: 0.5%
4,562		Alony Hetz Properties & Investments Ltd.	44,836	0.0
7,919		Amot Investments Ltd.	39,942	0.0
75,496		Bank Hapoalim BM	533,930	0.1
47,551		Bank Leumi Le-Israel BM	298,016	0.1
72,323		Bezeq Israeli Telecommunication Corp., Ltd.	76,622	0.0
1,350		Elbit Systems Ltd.	162,086	0.1
941		Frutarom Industries Ltd.	95,115	0.0
5,506		Harel Insurance Investments & Financial Services Ltd.	42,325	0.0
35,385		Israel Discount Bank Ltd.	111,862	0.0
3,261	(1)	Nice Ltd.	356,015	0.1
319		Paz Oil Co. Ltd.	45,532	0.0
9,393		Plus500 Ltd.	228,230	0.1
13,528		Shufersal Ltd	81,723	0.0
2,844		Strauss Group Ltd.	58,264	0.0
			2,174,498	0.5

		Italy: 1.8%
340,066		A2A SpA	623,818	0.2
4,186		Assicurazioni Generali S.p.A.	74,230	0.0
5,228		Atlantia S.p.A	154,856	0.0
15,748		Davide Campari-Milano SpA	132,654	0.0
61,563	(3)	Enav SpA	317,083	0.1
494,003		Enel S.p.A.	2,752,042	0.7
26,566		ENI S.p.A.	511,354	0.1
7,524		Ferrari NV	998,604	0.3
153,080		Intesa Sanpaolo SpA	469,133	0.1
57,799	(1)	Iren SpA	163,417	0.0
900		Luxottica Group S.p.A.	60,851	0.0
25,342	(1)	Maire Tecnimont SpA	131,142	0.0
2,720		Moncler SpA	119,880	0.0
33,722	(3)	Poste Italiane SpA	313,730	0.1
11,081		Prysmian SpA	283,058	0.1
1,272		Recordati S.p.A.	47,405	0.0
44,608		Snam SpA	191,571	0.1
6,341		Societa Iniziative Autostradali e Servizi S.p.A.	112,315	0.0
			7,457,143	1.8

		Japan: 19.7%
24,300		Aeon Co., Ltd.	493,746	0.1
3,900		Aica Kogyo Co., Ltd.	144,040	0.0
4,300		Air Water, Inc.	78,605	0.0
5,500		Aisin Seiki Co., Ltd.	256,531	0.1
13,700		Alfresa Holdings Corp.	327,992	0.1
6,700		ANA Holdings, Inc.	246,032	0.1
3,500		Amada Holdings Co., Ltd.	35,192	0.0
6,000		Amano Corp.	123,429	0.0
1,200		Aoyama Trading Co., Ltd.	39,687	0.0
14,300		AGC, Inc.	599,379	0.2
1,100		Asahi Group Holdings, Ltd.	53,465	0.0
28,000		Asahi Kasei Corp.	374,275	0.1
138,200		Astellas Pharma, Inc.	2,254,164	0.6
12,700		Autobacs Seven Co., Ltd.	218,258	0.1
1,200		Benesse Holdings, Inc.	43,718	0.0
6,700		BIC Camera, Inc.	101,093	0.0
15,000		Bridgestone Corp.	591,696	0.2
2,800		Canon Marketing Japan, Inc.	58,752	0.0
27,900		Canon, Inc.	905,197	0.2
3,600		Central Japan Railway Co.	749,800	0.2
15,700		Chubu Electric Power Co., Inc.	242,310	0.1
1,400		Chugai Pharmaceutical Co., Ltd.	71,212	0.0
11,600		Chugoku Electric Power Co., Inc.	152,637	0.0
62,400		Citizen Watch Co., Ltd.	411,016	0.1
6,900		COMSYS Holdings Corp.	171,494	0.1
1,900		Cosmo Energy Holdings Co. Ltd.	67,054	0.0
45,700		Dai Nippon Printing Co., Ltd.	998,479	0.3
6,600		Daicel Corp.	72,715	0.0
4,800		Daiichi Sankyo Co., Ltd.	199,092	0.1
1,900		Daiichikosho Co., Ltd.	90,225	0.0
1,400		Daikin Industries Ltd.	167,342	0.1
5,600		Daito Trust Construction Co., Ltd.	938,379	0.2
11,000		Daiwa House Industry Co., Ltd.	401,121	0.1
3,300		Denka Co., Ltd.	113,731	0.0
6,100		Denso Corp.	301,737	0.1
300		Disco Corp.	51,214	0.0
2,400		Don Quijote Holdings Co. Ltd.	112,186	0.0
4,900		East Japan Railway Co.	458,308	0.1
1,200		Ebara Corp.	36,405	0.0
29,600		EDION Corp.	295,904	0.1
6,400		Electric Power Development Co., Ltd.	173,824	0.1
6,900		Exedy Corp.	222,009	0.1
8,100		FANCL Corp.	425,385	0.1
500		Fanuc Ltd.	100,820	0.0
100		Fast Retailing Co., Ltd.	43,796	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
11,000	Fuji Electric Holdings Co., Ltd.	$81,257	0.0
1,700	Subaru Corp.	49,683	0.0
3,900	Fuji Film Holdings Corp.	160,972	0.1
75,000	Fujitsu Ltd.	511,157	0.1
1,100	Fukuyama Transporting Co., Ltd.	53,526	0.0
1,300	Glory Ltd.	38,214	0.0
14,500	H2O Retailing Corp.	232,180	0.1
14,800	Hakuhodo DY Holdings, Inc.	227,255	0.1
2,700	Hamamatsu Photonics KK	114,592	0.0
6,100	Hankyu Hanshin Holdings, Inc.	242,929	0.1
5,400	Hanwa Co., Ltd.	206,858	0.1
3,000	Haseko Corp.	39,809	0.0
15,900	Hino Motors Ltd.	179,642	0.1
415	Hirose Electric Co., Ltd.	50,601	0.0
1,700	HIS Co., Ltd.	51,414	0.0
700	Hisamitsu Pharmaceutical Co., Inc.	51,241	0.0
1,100	Hitachi High-Technologies Corp.	44,924	0.0
463,000	Hitachi Ltd.	3,236,723	0.8
38,200	Honda Motor Co., Ltd.	1,166,271	0.3
1,100	Horiba Ltd.	75,927	0.0
800	Hoshizaki Corp.	80,576	0.0
4,800	House Foods Group, Inc.	151,876	0.0
10,500	Hoya Corp.	631,835	0.2
13,600	Iida Group Holdings Co. Ltd.	266,736	0.1
10,500	Inpex Corp.	115,278	0.0
6,500	Isuzu Motors Ltd.	87,963	0.0
7,500	TIS, Inc.	360,181	0.1
1,000	Ito En Ltd.	44,683	0.0
24,200	Itochu Corp.	429,705	0.1
3,000	Itochu Techno-Solutions Corp.	57,159	0.0
1,800	Izumi Co., Ltd.	108,601	0.0
3,600	J Front Retailing Co., Ltd.	52,773	0.0
20,700	Japan Airlines Co. Ltd.	764,130	0.2
9,700	Japan Petroleum Exploration Co., Ltd.	229,799	0.1
2,100	Japan Tobacco, Inc.	59,765	0.0
2,800	JFE Holdings, Inc.	56,897	0.0
2,100	LIXIL Group Corp.	43,046	0.0
8,300	JSR Corp.	159,591	0.1
45,500	JTEKT Corp.	659,837	0.2
152,800	JXTG Holdings, Inc.	1,120,238	0.3
2,500	Kagome Co., Ltd.	76,352	0.0
69,000	Kajima Corp.	538,361	0.1
13,200	Kakaku.com, Inc.	278,000	0.1
7,900	Kamigumi Co., Ltd.	165,504	0.1
54,000	Kaneka Corp.	475,333	0.1
8,900	Kansai Electric Power Co., Inc.	126,696	0.0
24,100	Kao Corp.	1,760,553	0.4
1,800	Kawasaki Heavy Industries Ltd.	52,925	0.0
13,100	KDDI Corp.	364,663	0.1
2,000	Keihan Holdings Co., Ltd.	72,826	0.0
8,400	Keihin Corp.	173,430	0.1
1,900	Keio Corp.	93,307	0.0
4,000	Keisei Electric Railway Co., Ltd.	133,190	0.0
300	Keyence Corp.	158,691	0.1
2,100	Kikkoman Corp.	99,668	0.0
9,300	Kinden Corp.	149,507	0.0
3,600	Kintetsu Group Holdings Co., Ltd.	143,259	0.0
23,600	Kirin Holdings Co., Ltd.	604,193	0.2
1,300	Kobayashi Pharmaceutical Co., Ltd.	108,524	0.0
2,300	Koito Manufacturing Co., Ltd.	148,155	0.0
6,800	Kokuyo Co., Ltd.	115,231	0.0
17,300	Komatsu Ltd.	511,182	0.1
1,700	Komeri Co., Ltd.	40,554	0.0
1,000	Konami Holdings Corp.	47,049	0.0
200	Kose Corp.	38,336	0.0
33,100	Ks Holdings Corp.	372,671	0.1
6,100	Kubota Corp.	102,407	0.0
29,800	Kuraray Co., Ltd.	421,190	0.1
5,800	Kurita Water Industries, Ltd.	169,654	0.1
2,700	Kyocera Corp.	157,141	0.1
5,300	Kyorin Co., Ltd.	107,914	0.0
9,800	Kyowa Exeo Corp.	265,557	0.1
3,000	Kyowa Hakko Kirin Co., Ltd.	57,001	0.0
8,900	Kyushu Electric Power Co., Inc.	104,883	0.0
3,000	Kyushu Railway Co.	92,203	0.0
1,600	Lawson, Inc.	96,080	0.0
8,400	Leopalace21 Corp.	46,157	0.0
3,200	Lintec Corp.	93,937	0.0
2,500	Lion Corp.	45,266	0.0
4,400	Maeda Corp.	51,715	0.0
5,000	Maeda Road Construction Co., Ltd.	96,724	0.0
4,700	Makita Corp.	211,435	0.1
234,700	Marubeni Corp.	1,791,857	0.4
2,400	Maruichi Steel Tube Ltd.	82,694	0.0
21,700	Matsumotokiyoshi Holdings Co., Ltd.	941,100	0.2
10,900	Medipal Holdings Corp.	221,634	0.1
800	MEIJI Holdings Co., Ltd.	62,909	0.0
3,300	Misumi Group, Inc.	84,311	0.0
86,200	Mitsubishi Corp.	2,409,552	0.6
16,300	Mitsubishi Electric Corp.	221,464	0.1
107,300	Mitsubishi UFJ Financial Group, Inc.	658,486	0.2
19,600	Mitsubishi Chemical Holdings Corp.	171,685	0.1
6,300	Mitsubishi Gas Chemical Co., Inc.	140,761	0.0
118,900	Mitsui & Co., Ltd.	1,992,769	0.5
1,600	Mitsui Chemicals, Inc.	43,093	0.0
1,900	Mitsui Fudosan Co., Ltd.	45,432	0.0
55,000	MS&AD Insurance Group Holdings, Inc.	1,684,632	0.4

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
2,700	Miura Co., Ltd.	$70,854	0.0
10,300	Mixi, Inc.	271,244	0.1
300	Murata Manufacturing Co., Ltd.	52,493	0.0
3,600	Nabtesco Corp.	112,388	0.0
4,300	Nagase & Co., Ltd.	69,767	0.0
5,800	Nagoya Railroad Co., Ltd.	145,575	0.0
3,500	Bandai Namco Holdings, Inc.	140,030	0.0
2,100	Nankai Electric Railway Co., Ltd.	57,739	0.0
14,400	NEC Corp.	400,044	0.1
500	Nidec Corp.	72,625	0.0
2,700	Nifco, Inc.	81,607	0.0
5,900	Nikon Corp.	99,598	0.0
4,100	Nippo Corp.	77,215	0.0
9,600	Nippon Express Co., Ltd.	628,406	0.2
17,300	Nippon Paper Industries Co. Ltd.	283,436	0.1
71,900	Nippon Steel & Sumitomo Metal Corp.	1,433,920	0.4
3,700	Nippon Telegraph & Telephone Corp.	171,138	0.1
2,300	Nippon Television Holdings, Inc.	37,031	0.0
3,200	Nishi-Nippon Railroad Co., Ltd.	84,288	0.0
2,900	Nissan Chemical Corp.	130,012	0.0
121,900	Nissan Motor Co., Ltd.	1,153,065	0.3
10,600	Nisshin Seifun Group, Inc.	207,707	0.1
1,800	Nissin Food Products Co., Ltd.	124,190	0.0
1,100	Nitori Co., Ltd.	165,777	0.1
500	Nitto Denko Corp.	36,278	0.0
6,600	NOF Corp.	217,520	0.1
93,000	Nomura Holdings, Inc.	440,951	0.1
1,700	Nomura Research Institute Ltd.	81,698	0.0
57,500	NTT DoCoMo, Inc.	1,480,334	0.4
39,000	Obayashi Corp.	407,167	0.1
1,100	Obic Co., Ltd.	94,498	0.0
3,000	Odakyu Electric Railway Co., Ltd.	63,542	0.0
56,000	Oji Holdings Corp.	332,280	0.1
1,900	Omron Corp.	85,991	0.0
2,300	Ono Pharmaceutical Co., Ltd.	54,347	0.0
18,000	Onward Holdings Co., Ltd.	122,579	0.0
900	Oracle Corp. Japan	75,541	0.0
2,800	Oriental Land Co., Ltd.	304,458	0.1
132,300	ORIX Corp.	2,142,929	0.5
13,100	Osaka Gas Co., Ltd.	252,113	0.1
1,900	OSG Corp.	42,750	0.0
2,900	Otsuka Corp.	113,109	0.0
5,600	Paltac Corp.	296,008	0.1
9,600	Panasonic Corp.	123,351	0.0
18,200	Penta-Ocean Construction Co., Ltd.	114,677	0.0
3,000	Persol Holdings Co. Ltd	65,395	0.0
40,000	Pola Orbis Holdings, Inc.	1,550,093	0.4
7,700	Recruit Holdings Co. Ltd.	210,991	0.1
1,500	Relo Holdings, Inc.	40,630	0.0
7,500	Rengo Co., Ltd.	68,586	0.0
263,900	Resona Holdings, Inc.	1,500,989	0.4
82,600	Ricoh Co., Ltd.	806,390	0.2
1,100	Rinnai Corp.	95,266	0.0
1,800	Rohto Pharmaceutical Co., Ltd.	54,134	0.0
300	Ryohin Keikaku Co., Ltd.	96,289	0.0
10,100	Sankyo Co., Ltd.	398,012	0.1
4,000	Sankyu, Inc.	210,804	0.1
8,100	Sanwa Holdings Corp.	92,130	0.0
7,500	SBI Holdings, Inc.	204,744	0.1
3,300	Secom Co., Ltd.	252,227	0.1
4,100	Sega Sammy Holdings, Inc.	65,418	0.0
4,200	Seibu Holdings, Inc.	70,876	0.0
9,600	Seino Holdings Co. Ltd	167,669	0.1
10,700	Sekisui Chemical Co., Ltd.	191,515	0.1
10,000	Sekisui House Ltd.	170,455	0.1
8,400	Seven & I Holdings Co., Ltd.	343,055	0.1
2,800	Shimachu Co., Ltd.	88,983	0.0
5,300	Shimadzu Corp.	151,142	0.0
500	Shimamura Co., Ltd.	46,788	0.0
13,300	Shimizu Corp.	139,203	0.0
3,700	Shin-Etsu Chemical Co., Ltd.	374,298	0.1
1,900	Shionogi & Co., Ltd.	103,707	0.0
2,500	Shiseido Co., Ltd.	184,176	0.1
2,300	Showa Denko KK	109,701	0.0
16,100	Showa Shell Sekiyu KK	264,240	0.1
400	SMC Corp.	135,544	0.0
4,700	SoftBank Group Corp.	392,554	0.1
1,700	Sohgo Security Services Co., Ltd.	77,976	0.0
3,600	Sony Corp.	193,489	0.1
2,800	Sotetsu Holdings, Inc.	86,635	0.0
3,600	Stanley Electric Co., Ltd.	126,612	0.0
1,600	Sugi Holdings Co., Ltd.	85,853	0.0
11,000	Sumitomo Chemical Co., Ltd.	63,346	0.0
123,700	Sumitomo Corp.	2,036,937	0.5
3,800	Sumitomo Electric Industries Ltd.	58,456	0.0
3,100	Sumitomo Forestry Co., Ltd.	50,623	0.0
11,000	Sumitomo Osaka Cement Co., Ltd.	52,450	0.0
1,000	Sumitomo Realty & Development Co., Ltd.	36,639	0.0
3,800	Sumitomo Rubber Industries, Inc.	62,980	0.0
3,200	Sundrug Co., Ltd.	128,169	0.0
6,100	Suzuken Co., Ltd.	267,123	0.1
4,100	Suzuki Motor Corp.	241,153	0.1
800	Sysmex Corp.	75,861	0.0
1,600	Taiheiyo Cement Corp.	50,556	0.0
16,800	Taisei Corp.	934,317	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
500		Taisho Pharmaceutical Holdings Co. Ltd.	$56,640	0.0
15,000		Takashimaya Co., Ltd.	125,625	0.0
2,400		TDK Corp.	257,128	0.1
3,500		Teijin Ltd.	65,370	0.0
11,100		THK Co., Ltd.	302,365	0.1
7,700		Tobu Railway Co., Ltd.	226,978	0.1
3,600		Toho Co., Ltd.	107,494	0.0
7,600		Tohoku Electric Power Co., Inc.	96,784	0.0
1,600		Tokio Marine Holdings, Inc.	76,122	0.0
500		Tokyo Electron Ltd.	87,650	0.0
13,100		Tokyo Gas Co., Ltd.	319,973	0.1
11,700		Tokyu Corp.	201,433	0.1
30,900		Toray Industries, Inc.	239,469	0.1
4,100		Tosoh Corp.	66,966	0.0
2,200		Toto Ltd.	102,815	0.0
2,500		Toyo Suisan Kaisha Ltd.	90,489	0.0
33,100		Toyota Motor Corp.	2,175,700	0.5
32,000		Trend Micro, Inc.	1,890,771	0.5
2,000		TS Tech Co., Ltd.	82,555	0.0
1,100		Tsuruha Holdings, Inc.	135,315	0.0
4,700		Ube Industries Ltd.	126,514	0.0
3,400		Unicharm Corp.	103,542	0.0
4,900		USS Co., Ltd.	92,996	0.0
4,100		Wacoal Holdings Corp.	112,967	0.0
1,900		Welcia Holdings Co. Ltd.	96,625	0.0
4,100		West Japan Railway Co.	286,631	0.1
600		Yakult Honsha Co., Ltd.	43,266	0.0
26,400		Yamada Denki Co., Ltd.	130,947	0.0
2,700		Yamaha Corp.	126,342	0.0
2,500		Yamaha Motor Co., Ltd.	66,000	0.0
4,100		Azbil Corp.	179,849	0.1
5,000		Yamato Holdings Co., Ltd.	144,917	0.0
3,800		Yokogawa Electric Corp.	67,586	0.0
4,300		Zensho Holdings Co., Ltd.	95,835	0.0
5,900		Zeon Corp.	66,844	0.0
			80,505,045	19.7

		Luxembourg: 0.0%
1,309		RTL Group SA	97,580	0.0

		Macau: 0.3%
9,600		Sands China Ltd.	49,601	0.0
823,000		SJM Holdings Ltd.	1,002,223	0.3
			1,051,824	0.3

		Mexico: 0.1%
8,781		Coca-Cola Femsa SA de CV ADR	548,725	0.1

		Netherlands: 3.7%
5,239		Aalberts Industries NV	237,398	0.1
1,459		Airbus SE	180,578	0.0
4,147		Akzo Nobel NV	383,019	0.1
1,392		ASML Holding NV	298,121	0.1
13,646		ASR Nederland NV	610,471	0.2
5,317		EXOR NV	348,788	0.1
1,614	(1)	Heineken Holding NV	156,070	0.0
1,033		Heineken NV	104,376	0.0
86,272		ING Groep NV	1,318,813	0.3
15,376		Koninklijke DSM NV	1,638,765	0.4
27,947		Koninklijke KPN NV	80,801	0.0
49,458		Koninklijke Philips NV	2,171,174	0.5
31,028		Koninklijke Ahold Delhaize NV	789,059	0.2
3,433		NN Group NV	151,659	0.0
25,205	(3)	Signify NV	697,933	0.2
3,729		Randstad NV	236,000	0.1
16,242		Relx NV	353,241	0.1
54,593		Royal Dutch Shell PLC - Class A	1,870,722	0.5
46,635		Royal Dutch Shell PLC - Class B	1,633,485	0.4
23,704		Unilever NV	1,367,500	0.3
7,249		Wolters Kluwer NV	436,525	0.1
			15,064,498	3.7

		New Zealand: 0.5%
67,328		Air New Zealand Ltd.	149,022	0.0
9,580		Auckland International Airport Ltd.	43,617	0.0
38,601		Contact Energy Ltd.	152,188	0.1
24,030		Fisher & Paykel Healthcare Corp.	242,653	0.1
58,538		Kiwi Property Group Ltd.	54,147	0.0
35,050		Mercury NZ Ltd.	80,323	0.0
28,896		Meridian Energy Ltd.	61,881	0.0
26,574		Ryman Healthcare Ltd.	220,509	0.1
16,463		Sky City Entertainment Group Ltd.	44,472	0.0
333,849		Spark New Zealand Ltd.	881,489	0.2
			1,930,301	0.5

		Norway: 1.1%
18,230		Subsea 7 SA	263,991	0.1
3,092		Gjensidige Forsikring ASA	49,630	0.0
19,199		Marine Harvest	419,809	0.1
60,239		Norsk Hydro ASA	343,605	0.1
91,947		Orkla ASA	778,038	0.2
17,639		Equinor ASA	468,002	0.1
95,283		Telenor ASA	1,863,927	0.4
7,993		TGS Nopec Geophysical Co. ASA	304,744	0.1
3,044		Yara International ASA	134,216	0.0
			4,625,962	1.1

		Peru: 0.2%
2,873		Credicorp Ltd.	657,256	0.2

		Poland: 0.1%
166,300	(1)	Polskie Gornictwo Naftowe I Gazownictwo SA	251,326	0.1

		Portugal: 0.7%
423,553		EDP - Energias de Portugal SA	1,728,012	0.4
18,023		Galp Energia SGPS SA	370,157	0.1
36,117		Jeronimo Martins SGPS SA	536,665	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Portugal: (continued)
21,104		Navigator Co. SA/The	$120,360	0.0
			2,755,194	0.7

		Russia: 0.3%
107,182		Gazprom PJSC ADR	480,669	0.1
13,053		LUKOIL PJSC ADR	936,308	0.2
			1,416,977	0.3

		Singapore: 1.4%
310,600		Ascendas Real Estate Investment Trust	628,557	0.2
9,500	(3)	BOC Aviation Ltd.	59,838	0.0
268,200		CapitaLand Commercial Trust	345,472	0.1
48,800		CapitaLand Ltd.	115,927	0.0
152,100		CapitaLand Mall Trust	241,774	0.1
12,500		City Developments Ltd.	92,136	0.0
65,600		ComfortDelgro Corp., Ltd.	113,392	0.0
8,800		DBS Group Holdings Ltd.	173,143	0.0
229,300		Genting Singapore Ltd.	215,598	0.1
187,800		Golden Agri-Resources Ltd.	38,686	0.0
205,300		Hutchison Port Holdings Trust	52,351	0.0
31,500		Keppel Corp., Ltd.	159,229	0.0
158,300		Mapletree Industrial Trust	232,839	0.1
26,800		Oversea-Chinese Banking Corp., Ltd.	228,314	0.1
35,300		SembCorp Industries Ltd.	69,563	0.0
50,300		Singapore Airlines Ltd.	364,994	0.1
37,900		SATS Ltd	144,707	0.0
25,300		Singapore Exchange Ltd.	138,489	0.0
33,600		Singapore Telecommunications Ltd.	79,297	0.0
38,200		Singapore Technologies Engineering Ltd.	96,110	0.0
27,100		StarHub Ltd.	34,286	0.0
40,100		Suntec Real Estate Investment Trust	54,326	0.0
32,100		United Overseas Bank Ltd.	638,324	0.2
75,000		United Overseas Land Ltd.	396,004	0.1
57,400		Venture Corp. Ltd.	705,825	0.2
363,600		Yangzijiang Shipbuilding Holdings Ltd.	253,433	0.1
			5,672,614	1.4

		South Korea: 3.4%
9,196		DB Insurance Co. Ltd	530,363	0.1
477		E-Mart, Inc.	93,252	0.0
4,118		GS Holdings Corp.	198,191	0.1
2,092		Hankook Tire Co. Ltd.	83,034	0.0
3,057		Hanwha Corp.	87,977	0.0
7,730	(1)	HDC Hyundai Development Co-Engineering & Construction	397,332	0.1
5,532		HDC Holdings Co. Ltd	131,572	0.0
600		Hyundai Department Store Co. Ltd.	52,871	0.0
532		Hyundai Mobis Co. Ltd.	108,446	0.0
608		Hyundai Motor Co.	70,463	0.0
307	(1)	Hyundai Heavy Industries Holdings Co., Ltd.	92,311	0.0
2,418		Hyundai Marine & Fire Insurance Co., Ltd.	79,299	0.0
56,701		Industrial Bank Of Korea	794,367	0.2
3,451		KB Financial Group, Inc.	165,867	0.1
2,574		Kia Motors Corp.	72,975	0.0
1,600		Korea Electric Power Corp.	47,545	0.0
346		Korea Zinc Co., Ltd.	127,773	0.0
4,475		KT&G Corp.	442,040	0.1
256		LG Chem Ltd.	86,099	0.0
4,085		LG Corp.	275,369	0.1
7,235		LG Display Co., Ltd.	137,163	0.0
2,519		LG Electronics, Inc.	168,843	0.1
4,437		LG Uplus Corp.	61,085	0.0
258		Lotte Shopping Co. Ltd.	47,580	0.0
633		LS Corp.	42,528	0.0
701		Orion Corp./Republic of Korea	83,663	0.0
5,862		POSCO	1,725,276	0.4
723		S-1 Corp.	56,035	0.0
84,033		Samsung Electronics Co., Ltd.	3,488,232	0.9
405		Samsung Fire & Marine Insurance Co. Ltd.	98,904	0.0
549		Samsung Life Insurance Co. Ltd.	47,266	0.0
1,917		Shinhan Financial Group Co., Ltd.	74,781	0.0
963		SK Holdings Co. Ltd.	226,998	0.1
20,631		SK Hynix, Inc.	1,594,578	0.4
5,892		SK Innovation Co. Ltd.	1,046,457	0.3
783		SK Telecom Co., Ltd.	174,993	0.1
978		S-Oil Corp.	102,722	0.0
64,220		Woori Bank	970,681	0.3
			14,084,931	3.4

		Spain: 3.0%
48,412		ACS Actividades de Construccion y Servicios SA	2,121,734	0.5
860	(3)	Aena SME SA	156,154	0.0
36,443		Amadeus IT Group SA	3,108,791	0.8
83,449		Banco Bilbao Vizcaya Argentaria SA	611,316	0.2
193,791		Banco Santander SA	1,088,736	0.3
5,499		Bankinter S.A.	53,039	0.0
2,215		Corporacion Financiera Alba SA	127,339	0.0
7,930		Enagas	221,695	0.1
36,832		Endesa S.A.	851,721	0.2
6,862		Ferrovial SA	141,638	0.0
6,944		Naturgy Energy Group SA	188,104	0.1
155,218		Iberdrola S.A.	1,206,799	0.3
1,634	(1)	Iberdrola SA	12,704	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: (continued)
42,330		Mediaset Espana Comunicacion SA	$333,018	0.1
9,895		Merlin Properties Socimi SA	146,164	0.0
11,845		Red Electrica Corp. SA	251,055	0.1
64,723		Repsol SA	1,283,773	0.3
11,257		Telefonica S.A.	101,150	0.0
6,853		Zardoya Otis SA	65,496	0.0
			12,070,426	3.0

		Sweden: 3.7%
9,625		Alfa Laval AB	264,587	0.1
10,859		Assa Abloy AB	214,362	0.1
8,063		Atlas Copco AB - A	230,895	0.1
4,751		Atlas Copco AB - B	124,511	0.0
10,974		Boliden AB	326,672	0.1
53,102		Electrolux AB	1,245,572	0.3
8,063	(1)	Epiroc AB - A	96,540	0.0
4,751	(1)	Epiroc AB - B	50,347	0.0
2,889		Essity AB	72,267	0.0
8,049	(1)	Fastighets AB Balder	233,968	0.1
4,057	(1)	ICA Gruppen AB	134,509	0.0
4,481	(1)	Hexagon AB	273,114	0.1
16,149		Husqvarna AB - B Shares	127,586	0.0
19,707		Industrivarden AB	431,209	0.1
18,788		Industrivarden AB - C Shares	395,725	0.1
21,762		Investor AB	947,950	0.2
26,200		Kinnevik AB	904,261	0.2
3,118		Lundbergforetagen AB	101,886	0.0
3,718	(1)	Loomis AB	116,673	0.0
6,001		Lundin Petroleum AB	197,863	0.1
35,376		Nordea Bank AB	375,971	0.1
23,376		Peab AB	188,384	0.0
991	(1)	Saab AB	45,696	0.0
151,066		Sandvik AB	2,762,345	0.7
15,201		Securitas AB	273,496	0.1
4,842		Skanska AB	91,080	0.0
24,165		SKF AB - B Shares	496,117	0.1
142,463		Svenska Cellulosa AB SCA	1,474,057	0.4
26,258		Swedbank AB	620,931	0.2
12,769		Swedish Match AB	698,047	0.2
13,454		Tele2 AB	180,530	0.0
74,550		Telia Co. AB	358,599	0.1
8,598		Trelleborg AB	179,032	0.0
47,636		Volvo AB - B Shares	835,965	0.2
			15,070,747	3.7

		Switzerland: 4.4%
18,878		ABB Ltd.	433,355	0.1
7,293		Adecco Group AG	448,353	0.1
496		Baloise Holding AG	77,346	0.0
356		Barry Callebaut AG	606,508	0.2
564		Bucher Industries AG	182,740	0.1
3,012		Cie Financiere Richemont SA	263,788	0.1
4,938		Clariant AG	118,074	0.0
15,169		Coca-Cola HBC AG	544,443	0.1
1,897		DKSH Holding AG	138,681	0.0
151		EMS-Chemie Holding AG	96,847	0.0
5,431		Ferguson PLC	428,302	0.1
679		Flughafen Zuerich AG	142,078	0.0
598		Geberit AG - Reg	266,274	0.1
565		Georg Fischer AG	728,990	0.2
217		Givaudan	507,933	0.1
2,684		LafargeHolcim Ltd.-CHF	136,868	0.0
1,081		Julius Baer Group Ltd.	59,303	0.0
2,683		Kuehne & Nagel International AG	428,206	0.1
1		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	80,103	0.0
13		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	89,623	0.0
2,859		Logitech International SA	125,737	0.0
31,077		Nestle SA	2,532,569	0.6
20,913		Novartis AG	1,755,056	0.4
12,307		OC Oerlikon Corp. AG	191,219	0.1
13,405		Oriflame Holding AG	445,844	0.1
434		Partners Group	329,348	0.1
543		PSP Swiss Property AG	51,119	0.0
5,947		Roche Holding AG	1,460,860	0.4
1,129		Schindler Holding AG - Part Cert	262,914	0.1
538		Schindler Holding AG - Reg	121,706	0.0
132		SGS SA	344,079	0.1
3,480		Sika AG	494,119	0.1
1,046		Sonova Holding AG - Reg	192,842	0.1
55,035		STMicroelectronics	1,188,537	0.3
2,034		STMicroelectronics NV	43,897	0.0
199		Straumann Holding AG	154,529	0.1
608		Swatch Group AG - BR	272,135	0.1
848		Swatch Group AG - Reg	69,788	0.0
2,595		Swiss Life Holding AG	930,512	0.2
689		Swiss Prime Site AG	63,142	0.0
998		Swisscom AG	468,557	0.1
1,392		Temenos AG	224,044	0.1
1,441		Zurich Insurance Group AG	441,883	0.1
			17,942,251	4.4

		Taiwan: 1.1%
3,130,000		AU Optronics Corp.	1,354,636	0.3
412,000		CTBC Financial Holding Co. Ltd.	279,539	0.1
483,000		Formosa Chemicals & Fibre Co.	1,905,500	0.5
1,270,000		Innolux Corp.	478,316	0.1
40,000		Taiwan Semiconductor Manufacturing Co., Ltd.	319,829	0.1
			4,337,820	1.1

		United Kingdom: 11.6%
256,176		3i Group PLC	3,181,632	0.8
9,565		Admiral Group PLC	248,638	0.1
20,121	(2)	Anglo American PLC	455,453	0.1
10,911		Ashmore Group PLC	52,178	0.0
5,037		Ashtead Group PLC	154,632	0.0
7,190		Associated British Foods PLC	231,479	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
9,960		AstraZeneca PLC	$766,679	0.2
9,732	(3)	Auto Trader Group PLC	54,283	0.0
6,553		Aviva PLC	42,946	0.0
38,214		B&M European Value Retail SA	206,773	0.1
50,540		BAE Systems PLC	432,637	0.1
29,276		Barratt Developments PLC	205,045	0.1
4,947		Bellway PLC	189,112	0.0
8,687		Berkeley Group Holdings PLC	425,195	0.1
35,464		BHP Billiton PLC	816,155	0.2
252,199		BP PLC	1,895,377	0.5
14,322		British American Tobacco PLC	787,309	0.2
36,472		BT Group PLC	111,570	0.0
4,881		Bunzl PLC	145,034	0.0
18,656		Burberry Group PLC	515,312	0.1
6,827		Carnival PLC	396,288	0.1
216,499		Centamin PLC	337,522	0.1
20,313		CNH Industrial NV	238,464	0.1
36,805	(1)	Cobham PLC	60,342	0.0
39,164		Compass Group PLC	842,387	0.2
8,510		CRH PLC - London	290,697	0.1
4,225		Croda International PLC	285,043	0.1
4,252		Derwent London PLC	174,039	0.0
12,990		Diageo PLC	476,568	0.1
89,315		Direct Line Insurance Group PLC	402,973	0.1
49,623		DS Smith PLC	327,856	0.1
8,923		easyJet PLC	189,492	0.0
73,245		Evraz PLC	534,339	0.1
8,866		Experian PLC	217,679	0.1
65,800		Ferrexpo PLC	167,979	0.0
64,093	(1)	Fiat Chrysler Automobiles NV	1,092,859	0.3
17,485		G4S PLC	63,285	0.0
10,215		Galliford Try PLC	124,754	0.0
20,835		GlaxoSmithKline PLC	432,746	0.1
14,401		Halma PLC	265,657	0.1
4,165		Hargreaves Lansdown PLC	113,461	0.0
26,791		Howden Joinery Group PLC	167,722	0.0
144,480		HSBC Holdings PLC	1,383,577	0.3
7,204		IMI PLC	117,200	0.0
22,077		Inchcape PLC	204,240	0.1
68,909	(1)	Indivior PLC	276,399	0.1
22,310		Informa PLC	231,096	0.1
7,943		InterContinental Hotels Group PLC	490,249	0.1
28,277		International Consolidated Airlines Group SA	263,165	0.1
4,921		Intertek Group PLC	379,616	0.1
46,120		Investec PLC - INVP - GBP	333,859	0.1
33,283		ITV PLC	71,934	0.0
7,464		J D Wetherspoon PLC	119,423	0.0
43,286		J Sainsbury PLC	185,621	0.0
7,889		Johnson Matthey PLC	388,673	0.1
34,960		Jupiter Fund Management PLC	200,871	0.0
159,409		Kingfisher PLC	619,747	0.2
616,974		Legal & General Group PLC	2,123,201	0.5
2,786,774		Lloyds Banking Group Plc	2,284,245	0.6
246,631		Marks & Spencer Group PLC	996,792	0.2
32,704		Meggitt PLC	244,553	0.1
3,856		Mondi PLC	106,022	0.0
21,320		National Grid PLC	227,760	0.1
13,104		Next PLC	1,020,198	0.3
19,138		Paragon Group of Cos PLC	124,933	0.0
166,546		Pearson PLC	2,017,210	0.5
47,561		Persimmon PLC	1,546,894	0.4
1,847		Prudential PLC	43,577	0.0
7,019	(1),(3)	Quilter PLC	14,252	0.0
1,014		Reckitt Benckiser Group PLC	90,398	0.0
17,132		Relx PLC	373,259	0.1
165,035		Rentokil Initial PLC	733,736	0.2
1,248		Rightmove PLC	79,730	0.0
71,116		Rio Tinto PLC	3,904,313	1.0
121,451		Royal Mail PLC	747,230	0.2
13,674		Sage Group PLC/The	111,510	0.0
963		Schroders PLC	39,320	0.0
16,236		SSE PLC	266,049	0.1
187,613		Segro PLC	1,635,298	0.4
1,937		Severn Trent PLC	49,161	0.0
6,939		Sky PLC	138,636	0.0
26,811		Smith & Nephew PLC	464,205	0.1
15,330		Smiths Group PLC	323,974	0.1
2,383		Spirax-Sarco Engineering PLC	217,081	0.1
17,376		SSP Group Plc	155,484	0.0
265,810		Taylor Wimpey PLC	609,995	0.1
94,862		Tesco PLC	323,953	0.1
9,677		Travis Perkins PLC	151,859	0.0
16,477		Unilever PLC	941,243	0.2
137,626		Vodafone Group PLC	336,213	0.1
5,657		Whitbread PLC	290,599	0.1
15,782		William Hill PLC	61,601	0.0
359,825		WM Morrison Supermarkets PLC	1,233,789	0.3
8,378		WPP PLC	131,048	0.0
			47,544,582	11.6

	Total Common Stock (Cost $367,393,701)		402,401,185	98.4

EXCHANGE-TRADED FUNDS: 0.3%
19,014		iShares MSCI EAFE ETF	1,309,685	0.3

	Total Exchange-Traded Funds (Cost $1,286,875)		1,309,685	0.3

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
	Germany: 0.1%
1,977	Fuchs Petrolub AG	$111,619	0.1
594	Henkel AG & Co. KGaA	74,540	0.0
1,423	Porsche AG	96,251	0.0
		282,410	0.1

	South Korea: 0.0%
3,305	Hanwha Corp.	44,799	0.0
4,994	Samsung Electronics Co., Ltd.	171,445	0.0
		216,244	0.0

	Total Preferred Stock (Cost $461,453)	498,654	0.1

RIGHTS: –%
	Italy: –%
153,080	Intesa Sanpaolo	–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments (Cost $369,142,029)	404,209,524	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateral(5): 0.5%
420,604	Cantor Fitzgerald Securities, Repurchase Agreement dated 07/31/18, 1.93%, due 08/01/18 (Repurchase Amount $420,626, collateralized by various U.S. Government and U.S. Government Agency Obligations, 1.375%-8.000%, Market Value plus accrued interest $429,016, due 09/01/18-06/20/68)	420,604	0.1
88,341	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/18, 1.91%, due 08/01/18 (Repurchase Amount $88,346, collateralized by various U.S. Government Securities, 2.125%-2.625%, Market Value plus accrued interest $90,108, due 05/31/20-02/29/24)	88,341	0.1
420,604	Mizuho Securities USA LLC, Repurchase Agreement dated 07/31/18, 1.92%, due 08/01/18 (Repurchase Amount $420,626, collateralized by various U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $429,016, due 08/01/23-02/01/48)	420,604	0.1
420,604	Nomura Securities, Repurchase Agreement dated 07/31/18, 1.93%, due 08/01/18 (Repurchase Amount $420,626, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $429,016, due 08/15/18-06/20/68)	420,604	0.1
420,604	RBC Dominion Securities Inc., Repurchase Agreement dated 07/31/18, 1.92%, due 08/01/18 (Repurchase Amount $420,626, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $429,016, due 08/15/18-09/09/49)	420,604	0.1
		1,770,757	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
689,576	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%	689,576	0.2
3,117,000	(6) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%	3,117,000	0.7
	Total Mutual Funds (Cost $3,806,576)	3,806,576	0.9

	Total Short-Term Investments (Cost $5,577,333)	5,577,333	1.4

	Total Investments in Securities (Cost $374,719,362)	$409,786,857	100.2
	Liabilities in Excess of Other Assets	(896,896)	(0.2)
	Net Assets	$408,889,961	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of July 31, 2018.

Sector Diversification	Percentage of Net Assets
Industrials	17.0%
Financials	15.5
Consumer Discretionary	12.7
Materials	11.0
Information Technology	8.6
Consumer Staples	7.4
Real Estate	7.0
Health Care	6.1
Energy	5.9
Utilities	4.7
Telecommunication Services	2.6
Exchange-Traded Funds	0.3
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$133,818	$28,936,313	$–	$29,070,131
Austria	94,533	2,626,706	–	2,721,239
Belgium	–	1,807,951	–	1,807,951
Brazil	553,224	–	–	553,224
Canada	24,872,091	–	–	24,872,091
China	1,913,120	12,067,028	–	13,980,148
Denmark	–	9,099,305	–	9,099,305
Finland	–	8,128,971	–	8,128,971
France	537,054	35,373,275	–	35,910,329
Germany	–	24,111,328	–	24,111,328
Hong Kong	–	15,192,266	65,162	15,257,428
India	–	390,576	–	390,576
Ireland	430,209	808,555	–	1,238,764
Israel	–	2,174,498	–	2,174,498
Italy	–	7,457,143	–	7,457,143
Japan	–	80,505,045	–	80,505,045
Luxembourg	–	97,580	–	97,580
Macau	–	1,051,824	–	1,051,824
Mexico	548,725	–	–	548,725
Netherlands	–	15,064,498	–	15,064,498
New Zealand	–	1,930,301	–	1,930,301
Norway	–	4,625,962	–	4,625,962
Peru	657,256	–	–	657,256
Poland	–	251,326	–	251,326
Portugal	–	2,755,194	–	2,755,194
Russia	–	1,416,977	–	1,416,977
Singapore	267,949	5,404,665	–	5,672,614
South Korea	895,407	13,189,524	–	14,084,931

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Spain	$–	$12,070,426	$–	$12,070,426
Sweden	146,887	14,923,860	–	15,070,747
Switzerland	–	17,942,251	–	17,942,251
Taiwan	–	4,337,820	–	4,337,820
United Kingdom	133,675	47,410,907	–	47,544,582
Total Common Stock	31,183,948	371,152,075	65,162	402,401,185
Exchange-Traded Funds	1,309,685	–	–	1,309,685
Preferred Stock	–	498,654	–	498,654
Rights	–	–	–	–
Short-Term Investments	3,806,576	1,770,757	–	5,577,333
Total Investments, at fair value	$36,300,209	$373,421,486	$65,162	$409,786,857
Other Financial Instruments+
Futures	64,747	–	–	64,747
Total Assets	$36,364,956	$373,421,486	$65,162	$409,851,604

(1)	For the period ended July 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2018, securities valued at $10,840,201 and $627,059 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2018, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	36	09/21/18	$3,607,740	$64,747
			$3,607,740	$64,747

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$64,747
Total Asset Derivatives		$64,747

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $378,392,449.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$44,599,596
Gross Unrealized Depreciation	(12,959,045)

Net Unrealized Appreciation	$31,640,551

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Australia: 4.9%
89,824		ALS Ltd.	$497,679	0.3
4,798		Altium Ltd.	72,914	0.0
64,318		Ausdrill Ltd.	87,323	0.0
508,619		Beach Energy Ltd.	721,643	0.4
105,026		Charter Hall Group	522,752	0.3
183,776		Cleanaway Waste Management Ltd.	254,208	0.1
2,566	(1)	Clinuvel Pharmaceuticals Ltd.	23,544	0.0
10,505		Codan Ltd./Australia	22,868	0.0
106,111		CSR Ltd.	334,849	0.2
31,294		Data#3 Ltd.	35,477	0.0
10,667		Dicker Data Ltd.	23,711	0.0
16,765		Domino's Pizza Enterprises Ltd.	622,554	0.3
51,594		Downer EDI Ltd.	283,401	0.1
106,711		Estia Health Ltd.	255,434	0.1
19,741		Evolution Mining Ltd.	40,937	0.0
28,894	(2)	Galileo Japan Trust	–	–
130,852		Grange Resources Ltd.	16,561	0.0
156,949	(1)	Horizon Oil Ltd.	15,752	0.0
35,606		Iluka Resources Ltd.	303,471	0.2
69,521	(1)	Karoon Gas Australia Ltd.	60,752	0.0
13,901		Kogan.com Ltd.	48,578	0.0
5,891		Lovisa Holdings Ltd.	49,106	0.0
124,991		Metcash Ltd.	244,362	0.1
20,344		Mineral Resources Ltd.	250,860	0.1
29,661		Monadelphous Group Ltd.	324,977	0.2
73,222	(1)	Netwealth Group Ltd.	411,123	0.2
27,702		New Hope Corp., Ltd.	65,654	0.1
14,695	(1)	Northern Star Resources Ltd.	78,652	0.0
384,950	(1)	NRW Holdings Ltd.	485,686	0.2
57,693		Nufarm Ltd.	306,605	0.2
21,602	(1)	oOh!media Ltd.	77,895	0.0
148,911		oOh!media Ltd.	536,959	0.3
30,854		OZ Minerals Ltd.	217,882	0.1
29,735		Pendal Group Ltd.	205,525	0.1
227,162	(1)	Ramelius Resources Ltd.	93,002	0.1
13,972		Regis Resources Ltd.	46,331	0.0
5,045		Sandfire Resources NL	27,713	0.0
35,491		Seek Ltd.	564,526	0.3
21,017		Seven Group Holdings Ltd.	299,707	0.2
33,009	(1)	Sheffield Resources Ltd./AU	21,806	0.0
47,984		SpeedCast International Ltd.	221,057	0.1
48,802		St Barbara Ltd.	149,515	0.1
59,667		Star Entertainment Grp Ltd.	220,142	0.1
28,523	(1)	Watpac Ltd.	15,794	0.0
213,848		Whitehaven Coal Ltd.	864,354	0.4
			10,023,641	4.9

		Austria: 1.0%
4,395		ams AG	316,194	0.2
1,154		CA Immobilien Anlagen AG	40,375	0.0
1,698		Fabasoft AG	26,221	0.0
2,092		Lenzing AG	265,670	0.1
6,842		Polytec Holding AG	107,479	0.0
8,457	(3)	Porr AG	299,597	0.1
2,114		Rhi Magnesita NV	135,184	0.1
3,182		Schoeller-Bleckmann Oilfield Equipment AG	363,181	0.2
22,136		Wienerberger AG	542,622	0.3
			2,096,523	1.0

		Belgium: 1.2%
151,931	(1)	AGFA-Gevaert NV	725,328	0.4
1,177	(1)	Barco NV	167,060	0.1
3,504		Cie d'Entreprises CFE	437,818	0.2
566		D'ieteren SA	24,647	0.0
53,168	(3)	Euronav NV	449,925	0.2
2,654	(1),(3)	Galapagos NV	292,020	0.1
873		Jensen-Group NV	32,361	0.0
3,044		Warehouses De Pauw SCA	408,687	0.2
			2,537,846	1.2

		Bermuda: 0.1%
7,100		Brookfield Business Partners L.P.	278,193	0.1

		Brazil: 0.2%
41,700	(1)	Biotoscana Investments SA	101,214	0.1
3,269		FII BTG Pactual Corporate Office Fund	77,690	0.0
8,100		Magnesita Refratarios SA	147,938	0.1
14,300		QGEP Participacoes SA	62,331	0.0
			389,173	0.2

		Canada: 7.6%
15,960		AGF Management Ltd.	80,361	0.1
15,700		Aimia, Inc.	41,759	0.0
12,308	(1)	Air Canada	222,629	0.1
1,600		Altus Group Ltd. - Canada	34,439	0.0
4,100		Brookfield Real Estate Services, Inc.	61,744	0.0
13,427		BRP, Inc./CA	626,322	0.3
10,000		Canaccord Capital, Inc.	55,656	0.0
9,821	(1),(3)	Canada Goose Holdings, Inc.	564,020	0.3
8,711		Canadian Apartment Properties REIT	290,289	0.2
8,588		Canadian Western Bank	240,901	0.1
16,987	(1)	Canfor Corp.	372,425	0.2
21,323		Canfor Pulp Products, Inc.	446,671	0.2
13,052		Capital Power Corp.	265,084	0.1
232,852	(1)	Capstone Mining Corp.	171,840	0.1
2,287		Cascades, Inc.	21,923	0.0
1,700		Cervus Equipment Corp.	18,047	0.0
9,093	(1)	Cipher Pharmaceuticals, Inc.	20,201	0.0
981		Cogeco, Inc.	53,241	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
2,025		Cogeco, Inc.	$97,541	0.1
5,300		Dream Hard Asset Alternatives Trust	28,112	0.0
1,380		Dream Office Real Estate Investment Trust	25,439	0.0
100		E-L Financial Corp. Ltd.	63,420	0.0
4,100		Empire Co. Ltd.	84,531	0.1
17,182		Enerflex Ltd.	194,558	0.1
1,200		Enghouse Systems Ltd.	71,547	0.0
73,699		Entertainment One Ltd.	346,484	0.2
97,910	(1)	Gran Tierra Energy, Inc.	327,408	0.2
3,600	(1)	Great Canadian Gaming Corp.	129,986	0.1
1,800		Hardwoods Distribution, Inc.	22,984	0.0
35,657		High Arctic Energy Services, Inc.	106,353	0.1
30,966		HudBay Minerals, Inc.	161,156	0.1
72,918	(1)	Iamgold Corp.	400,787	0.2
6,500	(1)	IBI Group, Inc.	32,329	0.0
1,532		Information Services Corp.	20,457	0.0
51,981	(1)	Interfor Corp.	821,562	0.4
300		Lassonde Industries, Inc.	61,160	0.0
400		Leon's Furniture Ltd.	5,624	0.0
11,100		Linamar Corp.	507,280	0.3
1,300		Magellan Aerospace Corp.	15,760	0.0
8,000		Maple Leaf Foods, Inc.	191,567	0.1
45,000		Martinrea International, Inc.	486,720	0.2
4,368		Maxar Technologies Ltd.	214,060	0.1
1,800		Medical Facilities Corp.	20,202	0.0
37,200	(1)	MEG Energy Corp.	242,500	0.1
600		Morguard Corp.	76,547	0.0
1,636		Morguard North American Residential Real Estate Investment Trust	19,443	0.0
4,764		NFI Group, Inc.	183,001	0.1
25,893		Norbord, Inc.	931,539	0.5
25,217		North American Construction Group Ltd.	165,171	0.1
29,302	(1)	Parex Resources, Inc.	517,180	0.3
1,900		Polaris Infrastructure, Inc.	17,936	0.0
4,471		Premium Brands Holdings Corp.	350,538	0.2
23,600		Reitmans Canada Ltd.	76,922	0.0
4,400	(1)	Roots Corp.	31,828	0.0
7,810	(4)	Sleep Country Canada Holdings, Inc.	185,637	0.1
3,384		Stella-Jones, Inc.	113,030	0.1
183		Stuart Olson, Inc.	1,048	0.0
118,752	(1)	Tamarack Valley Energy Ltd.	438,182	0.2
137,466	(1)	Taseko Mines Ltd.	124,063	0.1
14,000	(1)	Teranga Gold Corp.	49,183	0.0
10,638		TFI International, Inc.	353,278	0.2
6,300		TMX Group Ltd.	405,164	0.2
17,200		Torstar Corp.	15,734	0.0
54,139		Transcontinental, Inc.	1,287,250	0.6
28,718		Tricon Capital Group, Inc.	240,411	0.1
5,400		VersaBank	28,560	0.0
3,900		Wajax Corp.	73,992	0.0
20,588		West Fraser Timber Co., Ltd.	1,278,787	0.6
19,100		Western Forest Products, Inc.	35,532	0.0
4,400		WSP Global, Inc.	250,095	0.1
			15,517,130	7.6

		China: 2.2%
274,700		Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. - A Shares	271,256	0.1
121,500		Asia Cement China Holdings Corp.	93,723	0.1
30,000		Carpenter Tan Holdings Ltd.	19,353	0.0
182,000		China SCE Property Holdings Ltd.	81,527	0.0
155,000		China Sunshine Paper Holdings Co. Ltd.	34,467	0.0
19,022		China Yuchai International Ltd.	379,679	0.2
741	(1)	CKH Food & Health Ltd.	309	0.0
285,555	(1)	Datong Coal Industry Co. Ltd. - A Shares	213,019	0.1
34,200		Dutech Holdings Ltd.	7,222	0.0
819,100		Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. - A Shares	394,782	0.2
166,000		Golden Wheel Tiandi Holdings Co. Ltd.	16,299	0.0
1,244,000		Greenland Hong Kong Holdings Ltd.	453,658	0.2
54,000		Henan Jinma Energy Co. Ltd. - H Shares	33,849	0.0
194,000		Hopefluent Group Holdings Ltd.	76,165	0.0
28,500		Kingboard Holdings Ltd	99,734	0.1
278,000		Microport Scientific Corp.	321,287	0.2
124,000		Nexteer Automotive Group Ltd.	176,937	0.1
438,600		Oriental Energy Co. Ltd. - A Shares	625,834	0.3
279,000		Poly Property Group Co. Ltd.	111,593	0.1
149,161		Renhe Pharmacy Co. Ltd. - A Shares	166,644	0.1
88,000	(1),(2)	RREEF China Commercial Trust	–	–
401,500		Shanxi Xishan Coal & Electricity Power Co. Ltd. - A Shares	405,220	0.2
163,000		Sinotruk Hong Kong Ltd.	230,533	0.1
194,000	(1)	SPT Energy Group, Inc.	17,560	0.0
116,000		Ten Pao Group Holdings Ltd.	11,707	0.0
246,000		Towngas China Co. Ltd.	244,575	0.1
39,000		Xingfa Aluminium Holdings Ltd.	29,912	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
319,000		Xiwang Special Steel Co. Ltd. - H Shares	$72,957	0.0
			4,589,801	2.2

		Denmark: 1.0%
49,826		Columbus A/S	119,585	0.0
5,214	(1)	Dfds A/S	343,418	0.2
13,365		GN Store Nord A/S	637,539	0.3
3,846		Jyske Bank	217,835	0.1
1,622		Parken Sport & Entertainment A/S	21,877	0.0
612		Per Aarsleff Holding A/S	21,861	0.0
6,518	(1)	Royal Unibrew A/S	542,898	0.3
4,574	(1)	Sparekassen Sjaelland-Fyn AS	72,495	0.1
			1,977,508	1.0

		Finland: 1.0%
3,392		Atria PLC	37,602	0.1
15,120		Cramo PLC	322,926	0.2
11,173	(1)	DNA Oyj	221,460	0.1
10,269		Finnair Oyj	95,622	0.0
16,552		F-Secure Oyj	70,528	0.0
8,882		Metso Oyj	325,316	0.2
19,665		Metsa Board Oyj	203,871	0.1
35,690	(1)	Outotec Oyj	293,117	0.1
2,389		Ponsse Oyj	86,270	0.0
1,058	(1)	Talenom Oyj	18,557	0.0
1,388		Vaisala Oyj	34,246	0.0
14,484		Valmet Oyj	300,908	0.2
			2,010,423	1.0

		France: 6.0%
4,358		Alten Ltd.	432,498	0.2
896		ARGAN SA	46,834	0.0
5,093		Arkema SA	637,758	0.3
2,762		AST Groupe SA	34,752	0.0
1,723		Beneteau SA	28,231	0.0
1,451		Boiron SA	114,520	0.1
435		Savencia SA	38,252	0.0
1,601		Caisse Regionale de Credit Agricole Mutuel Nord de France	39,689	0.0
5,181		CBO Territoria	22,961	0.0
678	(1)	Cegedim SA	26,107	0.0
2,308		Cie des Alpes	79,833	0.1
16,411		Derichebourg SA	99,166	0.1
1,435		Devoteam SA	174,818	0.1
5,439		Eiffage SA	607,810	0.3
8,129		Elis SA	186,595	0.1
1,998		Eramet SLN	197,682	0.1
5,058		Faurecia SA	343,579	0.2
279		Gerard Perrier Industrie SA	19,183	0.0
1,559		Groupe Crit	132,168	0.1
562		Groupe Open	18,932	0.0
125		Groupe Partouche SA	3,800	0.0
4,119	(1)	ID Logistics Group	678,167	0.4
3,551		Imerys SA	275,422	0.1
762		Infotel SA	47,234	0.0
17,272	(1),(3)	Innate Pharma SA	98,770	0.1
4,669		Ipsen SA	775,726	0.4
1,527	(1)	Kaufman & Broad SA	78,047	0.0
135		LDC SA	19,733	0.0
1,992		Lectra	51,821	0.0
21,504	(1),(4)	Maisons du Monde SA	657,377	0.3
271		Manutan International	25,356	0.0
5,861	(1)	Mersen SA	241,708	0.1
5,112		AKWEL	127,016	0.1
9,615		Nexity SA	591,630	0.3
6,120		Plastivaloire	107,597	0.1
731		PSB Industries SA	42,666	0.0
4,072		Rubis SCA	240,158	0.1
5,419	(1)	SCOR SE	210,818	0.1
1,239		SEB SA	235,342	0.1
776		Societe Marseillaise du Tunnel Prado-Carenage SA	18,535	0.0
16,651		Television Francaise 1	180,689	0.1
6,943	(1)	SOITEC	593,274	0.3
1,286		Synergie SA	60,003	0.0
5,396		Teleperformance	988,174	0.5
1,112	(1)	Trigano SA	159,604	0.1
16,913	(1)	UbiSoft Entertainment	1,864,143	0.9
284		Vetoquinol SA	18,261	0.0
1,954	(1)	Virbac SA	278,375	0.1
229		Voyageurs du Monde	39,096	0.0
3,864	(1),(4)	Worldline SA/France	229,806	0.1
			12,219,716	6.0

		Germany: 4.6%
4,734		Aareal Bank AG	217,554	0.1
248		All for One Steeb AG	18,328	0.0
21,060		Alstria Office REIT-AG	326,982	0.2
7,260		Amadeus Fire AG	785,273	0.4
2,325	(3),(4)	Aumann AG	162,109	0.1
3,707		Bechtle AG	332,855	0.2
1,656		Blue Cap AG	45,119	0.0
8,047		Borussia Dortmund GmbH & Co. KGaA	58,138	0.0
5,822		Carl Zeiss Meditec AG	452,303	0.2
1,041		CENTROTEC Sustainable AG	15,533	0.0
6,864		Cewe Stiftung & Co. KGAA	628,531	0.3
3,580		comdirect bank AG	52,998	0.0
43,125		Deutz AG	392,016	0.2
6,478		Duerr AG	284,391	0.1
156		Eckert & Ziegler AG	7,556	0.0
3,487		Elmos Semiconductor AG	93,972	0.1
654	(1)	FinTech Group AG	22,754	0.0
9,593		Francotyp-Postalia Holding AG	41,617	0.0
2,791		Gerresheimer AG	237,638	0.1
7,547		IVU Traffic Technologies AG	45,537	0.0
2,998		Jenoptik AG	120,603	0.1
35,708		Kloeckner & Co. SE	393,340	0.2
1,106		Koenig & Bauer AG	85,975	0.0
1,899		MTU Aero Engines AG	402,697	0.2
768		MVV Energie AG	22,721	0.0
564		Nexus AG	17,477	0.0
726		OHB SE	25,260	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
1,578		PSI Software AG	$32,199	0.0
2,359		Rheinmetall AG	285,087	0.1
34,796		SAF-Holland SA	578,796	0.3
7,874		Siltronic AG	1,373,326	0.7
5,695	(3)	STRATEC Biomedical AG	480,144	0.3
23,538		TAG Immobilien AG	532,077	0.3
219		Westag & Getalit AG	8,040	0.0
4,796		Wirecard AG	897,203	0.4
			9,476,149	4.6

		Guernsey: 0.0%
12,995		Renewables Infrastructure Group Ltd./The	18,694	0.0

		Hong Kong: 2.3%
2,000		Allied Group Ltd.	12,486	0.0
236,000		Allied Properties HK Ltd.	53,830	0.0
52,000		Beijing Tong Ren Tang Chinese Medicine Co. Ltd	109,339	0.1
361,778		Cathay Pacific Airways Ltd.	559,216	0.3
92,000		Champion REIT	62,662	0.0
1,304,000	(1)	Chigo Holding Ltd.	13,486	0.0
2,802,920	(1)	China Billion Resources Ltd.	4,285	0.0
87,913	(1)	S&C Engine Group Ltd.	46,760	0.1
200,000		Computime Group Ltd.	29,303	0.0
68,000		Convenience Retail Asia Ltd.	30,149	0.0
507,500	(1),(2)	DMX Technologies Group Ltd.	–	–
64,000		Dream International Ltd.	43,868	0.0
90,000		EcoGreen International Group Ltd.	19,178	0.0
486,000		Emperor International Holdings Ltd.	139,395	0.1
42,000	(1)	eSun Holdings Ltd.	6,804	0.0
814,000		Fountain SET Hldgs	122,479	0.1
566,000		Get Nice Holdings Ltd.	19,867	0.0
102,000		Guangnan Holdings Ltd.	11,559	0.0
120,944		Hanison Construction Holdings Ltd.	21,120	0.0
10,000		Hong Kong Ferry Holdings Co. Ltd.	11,163	0.0
238,000		Hop Fung Group Holdings Ltd.	22,796	0.0
90,000		Hung Hing Printing Group Ltd.	16,970	0.0
523,000		K Wah International Holdings Ltd.	303,129	0.2
53,200		Lai Fung Holdings Ltd.	74,341	0.0
6,000		Liu Chong Hing Investment Ltd.	9,488	0.0
76,000		Luk Fook Holdings International Ltd.	270,394	0.1
36,000		Lung Kee Bermuda Holdings	17,621	0.0
108,000		Melco International Development	307,201	0.2
118,000		Ming Fai International Holdings Ltd.	15,623	0.0
23,000	(1)	Rich Goldman Holdings Ltd.	852	0.0
106,000		Overseas Chinese Town Asia Holdings Ltd.	46,488	0.0
278,000	(1),(2)	Pacific Andes International Holdings Ltd.	–	–
138,000		PC Partner Group Ltd.	116,101	0.1
320,000		Pico Far East Holdings Ltd.	132,554	0.1
10,000		Public Financial Holdings Ltd.	4,200	0.0
270,000		Rivera Holdings Ltd.	18,957	0.0
496,000		Road King Infrastructure	943,510	0.5
406,000		Shanghai Industrial Urban Development Group Ltd.	73,605	0.0
140,000		SHK Hong Kong Industries Ltd.	3,835	0.0
15,500		Soundwill Holdings Ltd.	24,727	0.0
206,000		Sun Hung Kai & Co. Ltd.	120,393	0.1
375,000		Tang Palace China Holdings Ltd.	72,692	0.0
189,000		Tao Heung Holdings Ltd.	32,748	0.0
110,000		Tomson Group Ltd.	39,563	0.0
950,000		Tongda Group Holdings Ltd.	191,616	0.1
92,000		TPV Technology Ltd.	9,508	0.0
124,000		Tradelink Electronic Commerce Ltd.	19,144	0.0
465,000		Value Partners Group Ltd.	363,166	0.2
33,220		Valuetronics Holdings Ltd.	16,389	0.0
212,000		Vedan International Holdings Ltd.	20,770	0.0
40,000		Wai Kee Holdings Ltd.	20,874	0.0
104,000		Water Oasis Group Ltd.	15,767	0.0
			4,641,971	2.3

		India: 0.2%
5,111		Andhra Sugars Ltd./The	28,337	0.0
25,620	(1),(2)	Geodesic Ltd.	–	–
393		Hawkins Cookers Ltd.	15,591	0.0
6,074		Hinduja Global Solutions Ltd.	71,332	0.0
2,556		Polyplex Corp. Ltd.	16,712	0.0
874		Sharda Motor Industries Ltd.	28,947	0.0
21,379	(1),(2)	Varun Industries Ltd.	–	–
27,065		West Coast Paper Mills Ltd.	109,732	0.1
2,236	(1)	WNS Holdings Ltd. ADR	108,804	0.1
			379,455	0.2

		Indonesia: 0.0%
301,000		Gajah Tunggal Tbk PT	13,899	0.0
91,800		Mitrabara Adiperdana Tbk PT	20,857	0.0
4,480		Sunway Construction Group Bhd	2,108	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: (continued)
1,144,300		Surya Semesta Internusa Tbk PT	$46,103	0.0
			82,967	0.0

		Ireland: 0.7%
16,141	(1),(3)	Avadel Pharmaceuticals PLC ADR	101,850	0.0
177,835	(1)	Cairn Homes PLC	353,515	0.2
30,306	(1)	Dalata Hotel Group PLC	243,277	0.2
22,123		Grafton Group PLC	221,979	0.1
40,135		UDG Healthcare PLC	441,867	0.2
			1,362,488	0.7

		Israel: 1.3%
58,765	(1)	Ceragon Networks Ltd.	235,648	0.1
583	(1)	CyberArk Software Ltd.	35,394	0.0
3,002		Danel Adir Yeoshua Ltd.	130,269	0.1
1,384		FIBI Holdings Ltd.	34,971	0.0
2,764		First International Bank Of Israel Ltd.	59,470	0.1
3,561		Fox Wizel Ltd.	73,573	0.1
3,790		Kerur Holdings Ltd.	99,492	0.1
12,187	(1)	Mellanox Technologies Ltd.	956,679	0.5
10,351		Mendelson Infrastructures & Industries Ltd.	28,214	0.0
9,381		Naphtha Israel Petroleum Corp. Ltd.	53,647	0.0
1,879		Norstar Holdings, Inc.	32,545	0.0
120,423		Oil Refineries Ltd.	55,468	0.0
2,548	(1)	Radware Ltd.	67,318	0.0
1,583		Scope Metals Group Ltd.	40,126	0.0
5,397	(1)	SodaStream International Ltd.	471,158	0.2
2,710	(1)	Wix.com Ltd.	257,450	0.1
			2,631,422	1.3

		Italy: 4.9%
201,721		A2A SpA	370,038	0.2
35,424		Amplifon S.p.A.	790,032	0.4
67,144	(4)	Anima Holding SpA	359,901	0.2
18,469	(1)	Arnoldo Mondadori Editore SpA	31,414	0.0
9,304		Ascopiave SpA	34,574	0.0
61,825		Autogrill S.p.A.	674,884	0.3
22,817		ASTM SpA	620,495	0.3
32,745		Banca Finnat Euramerica S.p.A.	14,359	0.0
5,710		Banca Generali SpA	153,701	0.1
9,381	(1)	Biesse S.p.A.	386,036	0.2
44,370		Brembo SpA	607,302	0.3
11,248		Brunello Cucinelli SpA	466,955	0.2
17,669		Buzzi Unicem SpA	388,623	0.2
2,661		Cembre SpA	77,860	0.0
41,313		Cerved Group SpA	474,617	0.2
44,585		Cofide SpA	24,039	0.0
13,424		Danieli & Co. Officine Meccaniche S.p.A.	329,455	0.2
7,390		DiaSorin SpA	792,808	0.4
10,417		Digital Bros SpA	116,412	0.1
1,676	(1)	El.En. SpA	55,296	0.0
26,705	(1)	Elica SpA	67,139	0.1
15,292		Emak SpA	21,558	0.0
15,810		ERG S.p.A.	355,341	0.2
26,879	(3),(4)	Gima TT SpA	419,164	0.2
2,369		Gruppo MutuiOnline SpA	38,062	0.0
52,825	(1),(4)	Infrastrutture Wireless Italiane SpA	432,036	0.2
14,450		Interpump Group SpA	454,233	0.2
3,300		Italian Wine Brands SpA	49,548	0.0
24,267	(1)	Maire Tecnimont SpA	125,579	0.1
59,707	(4)	OVS SpA	195,186	0.1
1,910		Prima Industrie SpA	81,096	0.0
103,261		Reno de Medici SpA	125,312	0.1
30,915		Salvatore Ferragamo Italia SpA	713,781	0.4
22,774		Saras S.p.A.	54,526	0.0
7,403		Servizi Italia SpA	40,054	0.0
1,913		Societa Iniziative Autostradali e Servizi S.p.A.	33,884	0.0
			9,975,300	4.9

		Japan: 24.4%
4,600		A&D Co., Ltd.	43,168	0.0
1,700		Achilles Corp.	35,511	0.0
1,000		ACKG Ltd.	15,638	0.0
500		Aeon Fantasy Co., Ltd.	22,182	0.0
1,000		Aichi Bank Ltd.	46,939	0.0
600		Aichi Tokei Denki Co., Ltd.	24,026	0.0
66,500	(1),(3)	Aiful Corp.	212,598	0.1
1,600		Alpha Systems, Inc.	33,018	0.0
1,500		Amaze Co. Ltd.	22,042	0.0
1,900		Arakawa Chemical Industries Ltd.	31,888	0.0
500		Arata Corp.	26,976	0.0
21,200		Asahi Intecc Co. Ltd.	811,055	0.4
1,400		ASKA Pharmaceutical Co., Ltd.	16,309	0.0
3,000		Avant Corp.	29,956	0.0
700		Axyz Co. Ltd.	23,791	0.0
6,000		Bando Chemical Industries Ltd.	65,999	0.0
1,700		Bank of Kochi Ltd.	17,965	0.0
800		Bank of Saga Ltd.	18,716	0.0
15,500		BIC Camera, Inc.	233,871	0.1
1,200		Business Brain Showa-Ota, Inc.	23,311	0.0
2,200		Chilled & Frozen Logistics Holdings Co. Ltd.	26,476	0.0
1,300		Chori Co., Ltd.	24,133	0.0
9,000		Chubu Shiryo Co., Ltd.	130,749	0.1
600		Chuo Spring Co., Ltd.	21,008	0.0
22,300		CKD Corp.	342,156	0.2
1,700		CMC Corp.	39,303	0.0
1,400		Contec Co. Ltd.	27,867	0.0
2,500		Corona Corp.	28,682	0.0
5,400		CTI Engineering Co., Ltd.	70,128	0.0
1,400		Dai Nippon Toryo Co., Ltd.	17,821	0.0
1,600		Daido Kogyo Co., Ltd.	16,907	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
4,400		Daidoh Ltd.	$17,014	0.0
5,000		Daifuku Co., Ltd.	220,346	0.1
2,700		Daihatsu Diesel Manufacturing Co., Ltd.	17,918	0.0
53,100		Daikyonishikawa Corp.	789,097	0.4
2,700		Dainichi Co., Ltd.	19,474	0.0
11,200		Daiwa Industries Ltd.	127,025	0.1
7,400		Denka Co., Ltd.	255,033	0.1
800		Densan Co. Ltd.	16,273	0.0
18,600		Dip Corp.	473,019	0.2
45,500		DMG Mori Co. Ltd.	698,643	0.4
10,800		Doutor Nichires Holdings Co., Ltd.	203,492	0.1
14,091		DTS Corp.	536,085	0.3
100		Duskin Co., Ltd.	2,535	0.0
2,300		Eco's Co., Ltd.	36,257	0.0
1,500		Elematec Corp.	35,350	0.0
21,800		EPS Holdings, Inc.	417,109	0.2
4,500		Excel Co., Ltd.	102,405	0.1
10,000		Ezaki Glico Co., Ltd.	463,155	0.2
33,100		Ferrotec Holdings Corp.	494,812	0.3
146,200		FIDEA Holdings Co., Ltd.	229,159	0.1
11,700		FJ Next Co. Ltd.	106,857	0.1
11,000	(3)	Fuji Furukawa Engineering & Construction Co. Ltd.	40,228	0.0
10,200		Fuji Oil Holdings, Inc.	335,816	0.2
1,600		Fuji Pharma Co. Ltd.	27,846	0.0
10,027		Fuji Soft, Inc.	408,364	0.2
7,900		Fujikura Kasei Co., Ltd.	45,823	0.0
12,500		Fujitsu Frontech Ltd.	151,020	0.1
2,200		FuKoKu Co. Ltd.	19,706	0.0
500		Fukuda Denshi Co., Ltd.	33,292	0.0
5,450		Furukawa Electric Co., Ltd.	192,568	0.1
2,000		Furusato Industries Ltd.	34,051	0.0
700		Fuso Pharmaceutical Industries Ltd.	18,441	0.0
11,800		Future Corp.	163,266	0.1
8,400		G-7 Holdings, Inc.	209,532	0.1
7,400		Grandy House Corp.	32,277	0.0
19,300		H2O Retailing Corp.	309,039	0.2
3,100		Hakudo Co., Ltd.	60,216	0.0
1,800		Haruyama Trading Co., Ltd.	16,565	0.0
1,100		Hashimoto Sogyo Holdings Co. Ltd.	17,381	0.0
20,800		Hitachi Metals Ltd.	225,416	0.1
6,000		Hokko Chemical Industry Co. Ltd.	32,783	0.0
2,400		Honshu Chemical Industry Co. Ltd.	24,296	0.0
4,400		Horiba Ltd.	303,708	0.2
1,000		Hosokawa Micron Corp.	65,181	0.0
1,800		Housecom Corp.	30,063	0.0
112,200		Ichigo, Inc.	500,579	0.3
22,000		IHI Corp.	772,646	0.4
9,800		IJT Technology Holdings Co. Ltd.	73,823	0.0
21,300		Infocom Corp.	584,383	0.3
11,000		TIS, Inc.	528,265	0.3
48,300		Itoham Yonekyu Holdings, Inc.	393,007	0.2
11,000		Iwaki & Co., Ltd.	49,494	0.0
16,600	(3)	Jamco Corp.	367,602	0.2
296		Japan Hotel REIT Investment Corp.	217,055	0.1
7,100		JBCC Holdings, Inc.	83,795	0.1
4,300		JCR Pharmaceuticals Co. Ltd.	206,509	0.1
1,000		JFE Systems, Inc.	19,946	0.0
16,700		JGC Corp.	324,052	0.2
1,600		Kakiyasu Honten Co. Ltd.	37,728	0.0
700		Kamei Corp.	9,817	0.0
8,100		Kanamoto Co., Ltd.	252,567	0.1
64,900		Kanematsu Corp.	935,812	0.5
24,100	(3)	Kanto Denka Kogyo Co., Ltd.	226,241	0.1
16,786		Kawasaki Heavy Industries Ltd.	493,559	0.3
1,200		Kawasumi Laboratories, Inc.	7,637	0.0
4,700		Keihanshin Building Co. Ltd.	39,150	0.0
18,700		Keihin Corp.	386,089	0.2
45,700		Kenedix, Inc.	261,543	0.1
34		Kenedix Office Investment Corp.	206,222	0.1
12,500		KH Neochem Co. Ltd.	403,157	0.2
2,100		Kimura Unity Co., Ltd.	23,917	0.0
5,700		King Co. Ltd.	25,588	0.0
1,200	(1)	KNT-CT Holdings Co., Ltd.	16,060	0.0
2,400		Kita-Nippon Bank Ltd.	56,163	0.0
1,000		Kitano Construction Corp.	3,577	0.0
1,900		Koatsu Gas Kogyo Co., Ltd.	15,920	0.0
67,800		Kobe Steel Ltd.	668,188	0.3
2,800		Kohsoku Corp.	34,237	0.0
4,500	(1)	Kojima Co., Ltd.	21,624	0.0
1,200		Komaihal Tec, Inc.	26,123	0.0
1,800		KSK Co. Ltd./Inagi	28,980	0.0
14,000		Kurabo Industries Ltd.	43,803	0.0
2,000		Kyodo Printing Co., Ltd.	54,358	0.0
11,300		Kyowa Exeo Corp.	306,203	0.2
8,300		Kyowa Leather Cloth Co., Ltd.	75,227	0.0
13,082		Kyudenko Corp.	524,002	0.3
22,700		Maeda Corp.	266,802	0.1
23,000		Makino Milling Machine Co., Ltd.	185,863	0.1
4,000		Marudai Food Co., Ltd.	17,089	0.0
1,000		Maruhachi Holdings Co. Ltd.	8,924	0.0
14,500	(1)	Maruzen CHI Holdings Co. Ltd.	48,123	0.0
8,700		Matsumotokiyoshi Holdings Co., Ltd.	377,307	0.2
5,900		Meiwa Corp.	25,658	0.0
1,400		Minori Solutions Co., Ltd.	17,975	0.0
13,100		Mirait Holdings Corp.	201,558	0.1
39,500		Mito Securities Co., Ltd.	138,191	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
6,000		Mitsui Home Co., Ltd.	$41,615	0.0
19,900		Miura Co., Ltd.	522,217	0.3
800		Morishita Jintan Co. Ltd.	19,232	0.0
2,000		Murakami Corp.	54,554	0.0
1,900		Mutoh Holdings Co., Ltd.	40,667	0.0
1,300		Nadex Co., Ltd.	12,203	0.0
700		Nafco Co., Ltd.	11,480	0.0
1,500		Nagano Bank Ltd.	24,824	0.0
15,800		Nakano Corp.	100,297	0.1
2,600		Nakayamafuku Co., Ltd.	16,662	0.0
11,000		Narasaki Sangyo Co. Ltd.	40,942	0.0
900		NDS Co. Ltd.	45,210	0.0
26,100		Net One systems Co., Ltd.	569,665	0.3
1,500		Nicca Chemical Co. Ltd.	17,749	0.0
1,400		Nichiban Co. Ltd	37,622	0.0
10,073		Nichireki Co., Ltd.	112,971	0.1
4,940		Nichirin Co. Ltd.	107,380	0.1
4,000		Nihon Unisys Ltd.	92,331	0.1
52		Nippon Accommodations Fund, Inc.	246,216	0.1
1,000		Nippon Beet Sugar Manufacturing Co., Ltd.	20,995	0.0
400		Nippon Chemiphar Co., Ltd.	16,588	0.0
18,800		Nippon Filcon Co., Ltd./Tokyo	102,957	0.1
1,600		Nippon Fine Chemical Co., Ltd.	19,788	0.0
2,000		Nippon Seisen Co., Ltd.	85,126	0.1
14,013		Nippon Shinyaku Co., Ltd.	797,634	0.4
44,800		Nippon Suisan Kaisha Ltd.	220,344	0.1
2,100		Nippon Systemware Co., Ltd.	38,110	0.0
23,100		Nippon Yusen KK	445,495	0.2
160,000		Niraku GC Holdings, Inc.	14,473	0.0
58,700		Nissan Tokyo Sales Holdings Co., Ltd.	181,505	0.1
1,900		Nissei Plastic Industrial Co., Ltd.	21,705	0.0
13,000		Nisshin Fudosan Co.	80,245	0.1
9,000		Nittetsu Mining Co., Ltd.	432,356	0.2
4,600		Nitto Seiko Co., Ltd.	30,523	0.0
3,400		NJS Co. Ltd.	54,476	0.0
700		Noritake Co., Ltd.	38,289	0.0
78,500		North Pacific Bank Ltd.	282,635	0.1
2,000		Nozawa Corp.	22,211	0.0
6,000		Oenon Holdings, Inc.	24,501	0.0
800		Ohki Healthcare Holdings Co. Ltd.	17,156	0.0
2,200		Oita Bank Ltd.	77,675	0.0
4,200		Okuma Corp.	237,159	0.1
1,600		Okura Industrial Co., Ltd.	37,409	0.0
4,000		Onoken Co., Ltd.	68,866	0.0
7,400		Onward Holdings Co., Ltd.	50,394	0.0
7,800		Open House Co. Ltd.	427,709	0.2
1,000		Origin Electric Co. Ltd.	20,434	0.0
14,600		Outsourcing, Inc.	314,977	0.2
9,700		Paltac Corp.	512,729	0.3
16,000		Parker Corp.	79,059	0.1
2,600		Pasona Group, Inc.	44,322	0.0
2,300		PCA Corp.	32,962	0.0
43,200		Penta-Ocean Construction Co., Ltd.	272,200	0.1
29,800		Persol Holdings Co. Ltd	649,586	0.3
1,000		Pickles Corp.	19,884	0.0
16,400		Poletowin Pitcrew Holdings, Inc.	390,208	0.2
23,100		Rengo Co., Ltd.	211,245	0.1
600		Resort Solution Co., Ltd.	23,364	0.0
2,300		Rheon Automatic Machinery Co., Ltd.	38,599	0.0
900		Rhythm Watch Co. Ltd.	16,872	0.0
13,400		Rohto Pharmaceutical Co., Ltd.	402,994	0.2
21,900		Round One Corp.	326,093	0.2
8,400		Ryobi Ltd.	280,788	0.1
5,000		S LINE CO Ltd.	51,686	0.0
1,000		Saison Information Systems Co. Ltd.	12,006	0.0
1,100		Sakai Heavy Industries Ltd.	37,049	0.0
700		San Holdings, Inc.	15,295	0.0
1,100	(1)	San ju San Financial Group, Inc.	21,210	0.0
16,282		San-Ai Oil Co., Ltd.	208,976	0.1
31,600		San-In Godo Bank Ltd.	296,911	0.2
3,200		Sanko Metal Industrial Co. Ltd.	101,682	0.1
2,000		Sankyo Frontier Co. Ltd.	60,641	0.0
5,100		Sankyu, Inc.	268,775	0.1
70,300		Sanwa Holdings Corp.	799,596	0.4
2,100		Sanyo Engineering & Construction, Inc.	16,819	0.0
3,300		Saxa Holdings, Inc.	70,508	0.0
2,700		Screen Holdings Co. Ltd.	196,981	0.1
45,300		Scroll Corp.	235,850	0.1
21,700	(1)	Seikitokyu Kogyo Co., Ltd.	142,572	0.1
20,800		Seino Holdings Co. Ltd	363,283	0.2
1,200		Senshu Electric Co. Ltd	35,949	0.0
14,000		Shibaura Mechatronics Corp.	48,297	0.0
62,000		Shiga Bank Ltd.	328,657	0.2
1,800		Shimojima Co., Ltd.	18,009	0.0
1,300		Shindengen Electric Manufacturing Co., Ltd.	61,940	0.0
6,200		Shinko Electric Industries	59,432	0.0
6,300		Shinmaywa Industries Ltd.	76,259	0.0
21,600		Shinsho Corp.	633,199	0.3
7,200		Ship Healthcare Holdings, Inc.	279,963	0.1
3,100		Shofu, Inc.	37,888	0.0
6,400		Showa Corp.	107,641	0.1
7,900		Showa Denko KK	376,799	0.2
1,400		Sigma Koki Co. Ltd.	24,970	0.0
9,500		Softcreate Holdings Corp.	148,340	0.1
44,000		Sojitz Corp.	159,750	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
6,100		Soken Chemical & Engineering Co. Ltd.	$111,364	0.1
1,320		Space Co. Ltd.	16,845	0.0
1,100		SPK Corp.	26,554	0.0
500		Star Flyer, Inc.	16,861	0.0
9,500		Starts Corp., Inc.	220,328	0.1
18,000		SCSK Corp.	851,114	0.4
38,000		Sumitomo Bakelite Co., Ltd.	384,278	0.2
20,500		Sumitomo Forestry Co., Ltd.	334,763	0.2
1,700		Sushiro Global Holdings Ltd.	94,546	0.1
2,000		Suzuken Co., Ltd.	87,581	0.1
27,200		Systena Corp.	332,641	0.2
4,200		Tachikawa Corp.	51,444	0.0
15,500		Taiheiyo Cement Corp.	489,766	0.3
3,800		Taiko Bank Ltd.	77,314	0.0
1,300		Taiyo Kagaku Co. Ltd.	17,548	0.0
16,300		Taiyo Yuden Co., Ltd.	487,504	0.3
1,500		Takano Co., Ltd.	14,711	0.0
14,700		Takasago Thermal Engineering Co., Ltd.	288,868	0.2
1,800		Takebishi Corp	27,462	0.0
400		Taki Chemical Co., Ltd.	16,994	0.0
1,200		Tanabe Management Consulting Co. Ltd.	22,660	0.0
5,500		Tayca Corp.	115,186	0.1
8,700		TechnoPro Holdings, Inc.	552,208	0.3
4,400		Tigers Polymer Corp.	30,526	0.0
15,200		TOA Road Corp.	521,149	0.3
46,000		Tochigi Bank Ltd.	169,845	0.1
31,600		Toda Corp.	276,725	0.1
4,000		Togami Electric Manufacturing Co. Ltd.	66,595	0.0
12,890		Tokyo Ohka Kogyo Co., Ltd.	467,790	0.2
14,400		Tokyo Sangyo Co. Ltd.	91,554	0.1
17,100		Tokyo Seimitsu Co., Ltd.	580,469	0.3
86,600		Tokyo Steel Manufacturing Co., Ltd.	742,968	0.4
10,500		Tokyo Tekko Co., Ltd.	164,828	0.1
6,121		Tokyo Kiraboshi Financial Group, Inc.	140,984	0.1
2,000		Tomoku Co., Ltd.	37,048	0.0
3,400		Tonami Holdings Co., Ltd.	200,867	0.1
30,000		Toshiba Tec Corp.	174,764	0.1
4,800		Towa Bank Ltd.	51,405	0.0
1,000		Toyo Business Engineering Corp.	17,816	0.0
36,000		Toyo Tire & Rubber Co., Ltd.	569,204	0.3
7,600		Tsubaki Nakashima Co. Ltd.	180,432	0.1
3,600		Tsubakimoto Kogyo Co., Ltd.	121,035	0.1
5,200		Uchida Yoko Co., Ltd.	164,767	0.1
2,400		UNIRITA, Inc.	39,280	0.0
11,700	(1)	UT Group Co. Ltd.	408,537	0.2
13,200		Utoc Corp.	61,990	0.0
11,500		Warabeya Nichiyo Co., Ltd.	235,940	0.1
1,200		Waseda Academy Co., Ltd.	23,812	0.0
10,304		Watabe Wedding Corp.	53,359	0.0
1,000		Wood One Co., Ltd.	12,850	0.0
6,400		Yamato Kogyo Co., Ltd.	199,591	0.1
900		Yamaya Corp.	23,499	0.0
13,400		Yamazen Corp.	137,073	0.1
2,500		Yashima Denki Co., Ltd.	20,593	0.0
16,100		Yokogawa Bridge Holdings Corp.	297,210	0.2
51,000		Yuasa Trading Co., Ltd.	1,662,374	0.8
2,100		Yushiro Chemical Industry Co., Ltd.	29,990	0.0
1,100		Yutaka Giken Co., Ltd.	26,847	0.0
2,200		Zaoh Co. Ltd.	31,022	0.0
26,900		Zenkoku Hosho Co. Ltd.	1,183,889	0.6
1,900		Zero Co. Ltd.	19,007	0.0
			49,919,847	24.4

		Liechtenstein: 0.1%
473		Liechtensteinische Landesbank AG	28,232	0.0
592		VP Bank AG	115,437	0.1
			143,669	0.1

		Luxembourg: 0.3%
5,930		Stabilus SA	504,776	0.3
959		Ternium SA ADR	34,764	0.0
			539,540	0.3

		Malaysia: 0.3%
57,500		AFFIN Bank Bhd	36,353	0.0
4,300		Batu Kawan Bhd	18,427	0.0
67,600		Deleum Bhd	15,565	0.0
66,800		Hengyuan Refining Co. Bhd	112,045	0.1
128,700		I-Bhd	16,972	0.0
247,200	(1)	KSL Holdings BHD	54,156	0.0
69,850		Kumpulan Fima BHD	29,555	0.1
20,200		Lingkaran Trans Kota Holdings Bhd	21,567	0.0
192,523	(1)	Lion Industries Corp. Bhd	39,754	0.0
1,600		Malaysian Pacific Industries Bhd	4,233	0.0
210,000		Media Chinese International Ltd.	13,685	0.0
42,000	(1)	MNRB Holdings Bhd	20,307	0.0
14,200		Oriental Holdings BHD	21,972	0.0
83,883		Protasco Bhd	11,363	0.0
85,918		Tropicana Corp. Bhd	18,172	0.0
122,100		Uchi Technologies Bhd	92,981	0.1
64,300	(1)	Wah Seong Corp. Bhd	21,077	0.0
53,000		WTK Holdings Bhd	7,823	0.0
			556,007	0.3

		Mexico: 0.1%
158,993	(1)	Grupo Famsa SAB de CV	106,634	0.1
5,753	(1)	Industrias CH, SA	26,793	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Mexico: (continued)
5,584		Rassini SAB de CV	$20,427	0.0
			153,854	0.1

		Netherlands: 2.3%
16,175	(1)	AMG Advanced Metallurgical Group NV	954,982	0.5
3,299		ASM International NV	189,918	0.1
7,637		ASR Nederland NV	341,651	0.2
15,038		BE Semiconductor Industries NV	325,114	0.2
7,564	(4)	Euronext NV	469,448	0.2
12,020		IMCD NV	873,291	0.4
4,004		KAS Bank NV	45,653	0.0
1,419		Kendrion NV	61,491	0.0
11,332		Ordina NV	26,256	0.0
8,830		Rhi Magnesita NV	557,567	0.3
478,561	(1),(2),(3)	SNS Reaal NV	–	–
3,770		TKH Group NV	235,627	0.1
62,237	(1)	TomTom NV	635,603	0.3
			4,716,601	2.3

		New Zealand: 0.3%
9,033	(1)	Eroad Ltd.	20,502	0.0
9,568		Hallenstein Glasson Holdings Ltd.	33,325	0.0
10,892		Kathmandu Holdings Ltd.	22,895	0.0
14,173		NEW Zealand King Salmon Investments Ltd.	27,532	0.0
41,622		NZX Ltd.	31,207	0.0
136,059		PGG Wrightson Ltd.	59,352	0.1
88,842		Summerset Group Holdings Ltd.	468,616	0.2
			663,429	0.3

		Norway: 2.0%
85,745	(3)	Subsea 7 SA	1,241,684	0.6
1,408		Aker ASA	109,990	0.1
4,802		Atea ASA	68,637	0.0
4,851		Austevoll Seafood ASA	70,653	0.1
8,418		Bonheur ASA	120,336	0.0
211,450	(1)	DNO ASA	447,890	0.2
49,916		Kongsberg Gruppen ASA	1,013,723	0.5
51,237	(1)	Kvaerner ASA	92,117	0.1
6,351		Selvaag Bolig ASA	34,588	0.0
7,502		SpareBank 1 Nord Norge	57,022	0.0
59,056		SpareBank 1 SMN	617,717	0.3
10,349	(1)	Sparebanken Vest	60,076	0.0
5,559		TGS Nopec Geophysical Co. ASA	211,944	0.1
			4,146,377	2.0

		Peru: 0.0%
18,398		Cia Minera San Ignacio de Morococha SAA	13,609	0.0
217,350	(1)	Refineria La Pampilla SAA Relapasa	12,622	0.0
			26,231	0.0

		Philippines: 0.0%
9,200		Lopez Holdings Corp.	656	0.0

		Poland: 0.0%
4,112		Grupa Lotos SA	73,460	0.0
29,912	(1)	Impexmetal SA	35,112	0.0
			108,572	0.0

		Portugal: 0.1%
5,397		Semapa-Sociedade de Investimento e Gestao	126,639	0.1

		Qatar: 0.1%
5,387		Qatar Fuel QSC	216,013	0.1
13,944		United Development Co. QSC	53,233	0.0
			269,246	0.1

		Singapore: 1.2%
31,400		800 Super Holdings Ltd.	23,116	0.0
27,600		AEM Holdings Ltd.	20,251	0.0
43,600		Banyan Tree Holdings Ltd	18,116	0.0
181,200		BreadTalk Group Ltd.	154,556	0.1
133,000		China Sunsine Chemical Holdings Ltd.	146,892	0.1
400		Chip Eng Seng Corp. Ltd.	237	0.0
143,900		CSE Global Ltd.	47,639	0.0
25,500		Elec & Eltek International Co., Ltd.	37,250	0.0
381,100		Frasers Logistics & Industrial Trust	293,915	0.2
102,900		Frencken Group Ltd.	34,849	0.0
187,400		Golden Energy & Resources Ltd.	51,666	0.0
36,600		Ho Bee Investment Ltd.	67,778	0.0
11,800		Hock Lian Seng Holdings Ltd.	3,424	0.0
33,790	(1)	Hong Leong Asia Ltd.	21,516	0.0
12,500		Hong Leong Finance Ltd.	24,582	0.0
35,500		HRnetgroup Ltd.	22,817	0.0
42,200		iFAST Corp. Ltd.	34,737	0.0
533,000		IGG, Inc.	690,707	0.4
220,344		Mapletree Industrial Trust	324,098	0.2
15,100		Micro-Mechanics Holdings Ltd.	19,873	0.0
13,300		Sing Investments & Finance Ltd.	14,948	0.0
210,100		SingHaiyi Group Ltd.	15,279	0.0
79,940		Sunningdale Tech Ltd.	80,732	0.1
134,000		Tai Sin Electric Ltd.	37,404	0.0
83,500	(1)	Tiong Woon Corp. Holding Ltd.	17,787	0.0
90,612		UMS Holdings Ltd.	54,585	0.0
17,700		Venture Corp. Ltd.	217,650	0.1
			2,476,404	1.2

		South Africa: 0.5%
18,756		Aeci Ltd.	150,774	0.1
158,675		Alviva Holdings Ltd.	225,732	0.1
2,198		Hudaco Industries Ltd.	24,530	0.0
20,236		Hulamin Ltd.	7,592	0.0
44,762		Metair Investments Ltd.	52,691	0.0
3,509		MiX Telematics Ltd. ADR	61,478	0.1
32,074		Raubex Group Ltd.	48,351	0.0
18,680		Reinet Investments SCA	329,835	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
9,548		Telkom SA Ltd.	$36,676	0.0
			937,659	0.5

		South Korea: 2.8%
432		Asia Holdings Co., Ltd.	48,465	0.0
10,059		AUK Corp.	22,255	0.0
4,393		Bixolon Co. Ltd.	24,309	0.0
16		Bookook Securities Co. Ltd.	343	0.0
2,371		Chong Kun Dang Pharmaceutical Corp.	221,960	0.1
50		Dae Han Flour Mills Co. Ltd.	7,963	0.0
3,308		Daewon Co. Ltd.	34,463	0.0
20,399		Daewon San Up Co. Ltd.	122,542	0.1
1,517	(1)	Daeyang Electric Co. Ltd.	16,569	0.0
4,212		Dongil Industries Co. Ltd.	243,106	0.1
7,176		Douzone Bizon Co. Ltd	348,206	0.2
2,065		GIIR, Inc.	15,005	0.0
1,386		GS Home Shopping, Inc.	246,661	0.1
7,449		Hankook Tire Co. Ltd.	295,661	0.2
3,397		JLS Co. Ltd.	21,828	0.0
17,595		KISCO Corp.	100,664	0.0
4,615		Kiwoom Securities Co. Ltd.	384,853	0.2
6,463	(1)	Korea Aerospace Industries Ltd.	203,051	0.1
1,480		Korea Airport Service Co. Ltd.	53,747	0.0
7,474		Korea United Pharm, Inc.	160,317	0.1
3,014		Kwangju Bank Co. Ltd.	29,681	0.0
2,451	(1)	Kyeryong Construction Industrial Co., Ltd.	48,601	0.0
1,996		LF Corp.	49,128	0.0
4,797		LS Industrial Systems Co. Ltd.	311,108	0.2
2,562		Maeil Dairies Co. Ltd.	186,445	0.1
218		Mi Chang Oil Industrial Co. Ltd.	15,670	0.0
41,094		Nexen Tire Corp.	394,905	0.2
6,273		Poongsan Corp./New	183,872	0.1
843		POSCO Coated & Color Steel Co. Ltd.	16,843	0.0
887		S&T Holdings Co. Ltd.	10,038	0.0
843		Sam Jung Pulp Co. Ltd.	26,564	0.0
8,006		Sam Young Electronics Co. Ltd.	103,516	0.1
10,631		Samsung Securities Co. Ltd.	310,042	0.2
6,070		Samwonsteel Co. Ltd.	15,577	0.0
7,804		SFA Engineering Corp.	256,541	0.1
2,206	(1)	SillaJen, Inc.	103,316	0.1
7,234		SKC Co., Ltd.	277,776	0.1
11,497		SL Corp.	210,229	0.1
3,256		Soulbrain Co. Ltd.	174,164	0.1
126		Taekwang Industrial Co. Ltd.	164,899	0.1
10,124		TES Co. Ltd./Korea	224,682	0.1
4,014		UIL Co. Ltd	20,385	0.0
3,650		Uju Electronics Co. Ltd.	31,831	0.0
4,884		Visang Education, Inc.	40,639	0.0
1,233		Yesco Holdings Co. Ltd	43,307	0.0
4,602		Yoosung Enterprise Co. Ltd.	12,506	0.0
			5,834,233	2.8

		Spain: 1.1%
23,096		Bankinter S.A.	222,765	0.1
2,311	(1)	Cia de Distribucion Integral Logista Holdings SA	54,747	0.1
101,419		Faes Farma SA	442,572	0.2
725		Iberpapel Gestion SA	31,707	0.0
11,095		Lar Espana Real Estate Socimi SA	118,062	0.1
65,260		Melia Hotels International SA	858,198	0.4
16,049		Merlin Properties Socimi SA	237,068	0.1
1,162		Prim SA	17,800	0.0
116,956		Unicaja Banco SA	197,408	0.1
			2,180,327	1.1

		Sweden: 2.6%
32,411	(1),(4)	Ahlsell AB	189,961	0.1
2,249	(1)	Betsson AB	20,075	0.0
3,827		BioGaia AB	187,786	0.1
39,710		Biotage AB	499,403	0.2
99,784		Bredband2 i Skandinavien AB	17,022	0.0
3,589		Cellavision AB	97,670	0.0
26,493		Concentric AB	457,560	0.2
34,028	(4)	Dometic Group AB	330,130	0.2
28,212		Elekta AB	396,102	0.2
810	(1)	G5 Entertainment AB	37,819	0.0
49,903		Hexpol AB	536,787	0.3
56,272		KappAhl AB	243,243	0.1
9,388		KNOW IT AB	185,410	0.1
35,832		NetEnt AB	153,189	0.1
24,222		Peab AB	195,202	0.1
32,265	(1),(4)	Resurs Holding AB	250,455	0.1
156,091		Rottneros AB	203,081	0.1
1,195		Sectra AB	32,662	0.0
3,012		Semcon AB	19,560	0.0
82,981		SSAB AB Class B	329,339	0.2
11,650	(1)	Swedish Orphan Biovitrum AB	315,170	0.2
2,024		Tethys Oil AB	25,092	0.0
14,185		Vitrolife AB	184,582	0.1
34,135		Wihlborgs Fastigheter AB	406,024	0.2
			5,313,324	2.6

		Switzerland: 4.5%
307		Banque Cantonale de Geneve	56,430	0.0
2,006		Bobst Group AG	185,772	0.1
448		Calida Holding AG	15,707	0.0
21		Carlo Gavazzi Holding AG	6,829	0.0
15,113		Coca-Cola HBC AG	542,433	0.3
1,440		Coltene Holding AG	161,139	0.1
8,003	(3)	Dufry Group	1,058,943	0.5
1,059		EDAG Engineering Group AG	21,671	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
1,117		Feintool International Holding AG	$125,221	0.1
16,486		GAM Holding Ltd.	166,683	0.1
538		Georg Fischer AG	694,153	0.3
289		Helvetia Holding AG	170,806	0.1
6,744		Julius Baer Group Ltd.	369,974	0.2
2,332		Kardex AG	358,144	0.2
16,377		Logitech International SA	720,251	0.3
9		Metall Zug AG	27,950	0.0
36,481		OC Oerlikon Corp. AG	566,819	0.3
6,269		Oriflame Holding AG	208,504	0.1
429		Straumann Holding AG	333,130	0.2
1,591		Swiss Life Holding AG	570,499	0.3
3,025		Swissquote Group Holding SA	198,793	0.1
6,635		Tecan Group AG	1,683,392	0.8
282		Thurgauer Kantonalbank	29,050	0.0
1,310		Tornos Holding AG	14,814	0.0
1,393	(4)	VAT Group AG	182,885	0.1
84		Vetropack Holding AG	171,906	0.1
10,905	(1),(4)	Wizz Air Holdings PLC	496,084	0.2
			9,137,982	4.5

		Taiwan: 1.0%
9,000		Advancetek Enterprise Co. Ltd.	5,721	0.0
8,175		ASPEED Technology, Inc.	216,815	0.1
11,000		Aten International Co. Ltd.	31,940	0.0
963,000		AU Optronics Corp.	416,778	0.2
35,000		Cathay No 2 REIT	16,672	0.0
40,000		Chia Chang Co. Ltd.	34,533	0.0
38,000		Chroma ATE, Inc.	214,438	0.1
75,200		Coretronic Corp.	117,433	0.1
18,000		E-LIFE MALL Corp.	38,006	0.0
82,000		Founding Construction & Development Co. Ltd.	44,648	0.0
42,000		Foxlink Image Technology Co. Ltd.	30,617	0.0
46,000		Froch Enterprise Co. Ltd.	21,326	0.0
18,300		Hotung Investment Holdings Ltd.	24,600	0.0
482,000		Innolux Corp.	181,534	0.1
13,000		Jarllytec Co. Ltd.	21,131	0.0
10,000		Lumax International Corp., Ltd.	19,932	0.0
13,000		Macroblock, Inc.	52,549	0.0
254,000		Masterlink Securities Corp.	86,729	0.1
14,177		Raydium Semiconductor Corp.	24,993	0.0
14,000		Senao International Co. Ltd.	22,842	0.0
18,000		Sinher Technology, Inc.	30,568	0.0
14,000		Stark Technology, Inc.	18,241	0.0
154,526		Sunrex Technology Corp.	96,597	0.1
27,000		Sweeten Real Estate Development Co. Ltd.	18,754	0.0
34,000		Taiwan Fire & Marine Insurance Co. Ltd.	22,612	0.0
26,000		Taiwan Surface Mounting Technology Co. Ltd.	22,648	0.0
114,000		Tsann Kuen Enterprise Co., Ltd.	87,368	0.1
32,000		Unitech Computer Co. Ltd.	21,287	0.0
80,000		Wah Lee Industrial Corp.	140,166	0.1
49,000		Winstek Semiconductor Co. Ltd	45,973	0.0
			2,127,451	1.0

		Thailand: 0.8%
76,200		AAPICO Hitech PCL	75,121	0.0
159,700		Banpu PCL	101,454	0.1
222,200		Esso Thailand PCL	95,468	0.1
183,700		Lanna Resources PCL	86,197	0.0
203,900		Star Petroleum Refining PCL	89,482	0.0
10,900		Thai Rayon PCL	15,398	0.0
825,800		Thanachart Capital PCL	1,273,708	0.6
			1,736,828	0.8

		Turkey: 0.1%
423,599		Albaraka Turk Katilim Bankasi AS	113,013	0.1
13,542		Is Yatirim Menkul Degerler A.S.	5,866	0.0
46,726		Iskenderun Demir ve Celik AS	77,987	0.0
			196,866	0.1

		United Kingdom: 14.0%
98		4imprint Group PLC	2,598	0.0
47,001	(1)	888 Holdings PLC	153,425	0.1
30,534		Abcam PLC	592,037	0.3
51,031		Ashmore Group PLC	244,038	0.1
3,561	(1)	ASOS PLC	283,534	0.1
43,061	(4)	Auto Trader Group PLC	240,187	0.1
4,056		Awilco Drilling PLC	23,869	0.0
258,979		B&M European Value Retail SA	1,401,318	0.7
33,353		Beazley PLC	245,507	0.1
6,475		Bellway PLC	247,524	0.1
6,204	(1)	BTG PLC	43,193	0.0
85,765	(1)	Cairn Energy PLC	274,885	0.1
4,313		Caretech Holdings PLC	22,572	0.0
11,018		Cello Health PLC	17,860	0.0
78,822		Cineworld Group PLC	279,922	0.1
29,207		Clinigen Group Plc	385,529	0.2
6,227		CLS Holdings PLC	18,104	0.0
3,576		Communisis PLC	2,394	0.0
30,333		Computacenter PLC	623,573	0.3
24,212		Consort Medical PLC	350,208	0.2
103,528	(4)	ConvaTec Group PLC	297,252	0.2
36,424		Costain Group PLC	207,888	0.1
79,333		Dart Group PLC	958,498	0.5
6,182		Dechra Pharmaceuticals PLC	242,089	0.1
20,275		Drax Group PLC	96,867	0.1
30,399		DS Smith PLC	200,844	0.1
39,820		Electrocomponents PLC	374,579	0.2
98,999		Elementis PLC	337,296	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
61,092	(1)	EI Group PLC	$122,489	0.1
7,655		Fidessa Group PLC	387,317	0.2
14,872		Finsbury Food Group PLC	23,229	0.0
4,270		Focusrite PLC	25,781	0.0
6,838		Games Workshop Group PLC	268,726	0.1
23,972	(1)	Gem Diamonds Ltd.	36,973	0.0
17,741		Genus PLC	668,153	0.3
9,748		Go-Ahead Group PLC	197,290	0.1
32,767		Gocompare.Com Group PLC	52,298	0.0
52,729		Grainger PLC	211,789	0.1
16,007		Hansteen Holdings PLC	23,111	0.0
590		Hargreaves Services PLC	2,746	0.0
7,862		Harvey Nash Group PLC	11,712	0.0
481,109		Hays PLC	1,253,693	0.6
2,445		Headlam Group PLC	14,698	0.0
34,896		Hikma Pharmaceuticals PLC	750,919	0.4
24,683		Hill & Smith Holdings PLC	486,981	0.2
81,387	(1)	Hunting PLC	833,899	0.4
109,651	(4)	Ibstock PLC	353,279	0.2
26,305		IG Group Holdings PLC	317,534	0.2
2,106	(1)	IMImobile PLC	8,984	0.0
158,398	(1)	Indivior PLC	635,347	0.3
27,077		Inland Homes PLC	22,319	0.0
24,894		Intermediate Capital Group PLC	346,404	0.2
80,717		Investec PLC - INP - ZAR	585,826	0.3
4,768		J D Wetherspoon PLC	76,287	0.1
7,150		James Fisher & Sons PLC	169,112	0.1
94,421		JD Sports Fashion PLC	579,448	0.3
10,345		Johnson Service Group PLC	18,629	0.0
644		Judges Scientific PLC	21,555	0.0
183,228		Just Group PLC	260,456	0.1
3,978		K3 Capital Group PLC	16,395	0.0
6,152		Kainos Group PLC	29,974	0.0
45,092		Keller Group PLC	638,016	0.3
4,255		Keystone Law Group PLC	19,826	0.0
29,106		Kier Group PLC	369,422	0.2
52,612		Lancashire Holdings Ltd.	395,301	0.2
106,862		LondonMetric Property PLC	263,944	0.1
8,035		LSL Property Services PLC	27,525	0.0
742		Luxfer Holdings PLC	13,727	0.0
2,335		Mattioli Woods PLC	23,752	0.0
12,901		Mcbride PLC	23,943	0.0
31,514		Meggitt PLC	235,655	0.1
34,431		Pagegroup PLC	270,396	0.1
14,095		Microgen PLC	74,149	0.0
10,083		Miton Group PLC	8,668	0.0
10,666		Moneysupermarket.com Group PLC	43,973	0.0
6,137		Morgan Sindall PLC	113,577	0.1
60,769		National Express Group PLC	321,848	0.2
11,560	(1)	Nomad Foods Ltd.	219,640	0.1
32,676		Northgate PLC	187,423	0.1
42,324		OneSavings Bank PLC	241,597	0.1
206,565		Pendragon PLC	63,308	0.1
78,282		QinetiQ PLC	278,238	0.1
43,687		Redrow PLC	307,985	0.2
152,323		Rentokil Initial PLC	677,219	0.3
138,295		Restaurant Group PLC	480,288	0.2
6,997		Rightmove PLC	447,011	0.2
17,263		RPC Group PLC	184,549	0.1
53,011		Safestore Holdings PLC	389,610	0.2
59,336		Sanne Group PLC	549,840	0.3
40,957		Savills PLC	476,032	0.2
15,573		Severfield PLC	16,965	0.0
35,734		Softcat PLC	378,971	0.2
7,334		Spectris PLC	222,762	0.1
21,050		Speedy Hire PLC	16,577	0.0
20,407		Spirent Communications PLC	30,374	0.0
7,630		SSP Group Plc	68,275	0.0
53,392		Stock Spirits Group PLC	151,371	0.1
59,635		Synthomer PLC	413,894	0.2
44,112		Tate & Lyle PLC	360,790	0.2
864		Tribal Group PLC	987	0.0
9,186		Reach PLC	8,560	0.0
139,845		Tyman PLC	619,490	0.3
4,125		U & I Group PLC	11,993	0.0
26,812		Ultra Electronics Holdings PLC	581,018	0.3
28,029		Unite Group PLC	321,752	0.2
36,615		Vertu Motors PLC	23,549	0.0
37,867		Vesuvius PLC	314,731	0.2
3,429		Victrex Plc	142,074	0.1
168		Vitec Group PLC	2,679	0.0
150,657		Volution Group PLC	401,420	0.2
53,366		William Hill PLC	208,301	0.1
20,089		XLMedia PLC	28,345	0.0
3,585		YouGov PLC	22,821	0.0
			28,675,104	14.0

		United States: 0.4%
2,770	(1)	Nova Measuring Instruments Ltd.	77,532	0.0
11,112		Orion Engineered Carbons SA	364,474	0.2
72,373	(1)	Pieris Pharmaceuticals, Inc.	397,328	0.2
			839,334	0.4

	Total Common Stock (Cost $172,015,585)		201,034,580	98.2

EXCHANGE-TRADED FUNDS: 0.2%
13,184		Vanguard FTSE Developed Markets ETF	578,514	0.2

	Total Exchange-Traded Funds (Cost $576,506)		578,514	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.6%
	Brazil: 0.0%
2,158	Cia de Gas de Sao Paulo	$34,693	0.0

	Germany: 0.6%
11,528	Draegerwerk AG & Co. KGaA	885,315	0.5
517	Einhell Germany AG	59,232	0.0
50	KSB SE & Co. KGaA	20,649	0.0
225	STO AG	28,942	0.0
6,622	Villeroy & Boch AG	128,850	0.1
		1,122,988	0.6

	South Africa: 0.0%
776	Absa Bank Ltd.	41,253	0.0

	Total Preferred Stock (Cost $858,182)	1,198,934	0.6

	Total Long-Term Investments (Cost $173,450,273)	202,812,028	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateral(5): 2.3%
1,088,898	CF Secured LLC, Repurchase Agreement dated 07/31/18, 1.92%, due 08/01/18 (Repurchase Amount $1,088,955, collateralized by various U.S. Government Securities, 0.125%-3.125%, Market Value plus accrued interest $1,110,676, due 02/28/19-09/09/49)	1,088,898	0.5
229,002	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/18, 1.91%, due 08/01/18 (Repurchase Amount $229,014, collateralized by various U.S. Government Securities, 2.125%-2.625%, Market Value plus accrued interest $233,582, due 05/31/20-02/29/24)	229,002	0.1
1,088,898	Millennium Fixed Income Ltd., Repurchase Agreement dated 07/31/18, 2.08%, due 08/01/18 (Repurchase Amount $1,088,960, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,110,676, due 11/15/42-08/15/44)	1,088,898	0.6
1,088,898	Mizuho Securities USA LLC, Repurchase Agreement dated 07/31/18, 1.92%, due 08/01/18 (Repurchase Amount $1,088,955, collateralized by various U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $1,110,676, due 08/01/23-02/01/48)	1,088,898	0.6
1,088,898	RBC Dominion Securities Inc., Repurchase Agreement dated 07/31/18, 1.92%, due 08/01/18 (Repurchase Amount $1,088,955, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,110,676, due 08/15/18-09/09/49)	1,088,898	0.5
		4,584,594	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
1,685,257	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $1,685,257)	1,685,257	0.8

	Total Short-Term Investments (Cost $6,269,851)	6,269,851	3.1

	Total Investments in Securities (Cost $179,720,124)	$209,081,879	102.1
	Liabilities in Excess of Other Assets	(4,374,323)	(2.1)
	Net Assets	$204,707,556	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of July 31, 2018.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Industrials	25.9%
Consumer Discretionary	14.0
Information Technology	13.0
Materials	11.7
Health Care	10.5
Financials	8.6
Energy	5.3
Real Estate	5.3
Consumer Staples	3.3
Utilities	0.8
Telecommunication Services	0.4
Exchange-Traded Funds	0.2
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$239,824	$9,783,817	$–	$10,023,641
Austria	175,559	1,920,964	–	2,096,523
Belgium	57,008	2,480,838	–	2,537,846
Bermuda	278,193	–	–	278,193
Brazil	389,173	–	–	389,173
Canada	15,170,646	346,484	–	15,517,130
China	450,662	4,139,139	–	4,589,801
Denmark	72,495	1,905,013	–	1,977,508
Finland	90,405	1,920,018	–	2,010,423
France	1,074,635	11,145,081	–	12,219,716
Germany	1,556,946	7,919,203	–	9,476,149
Guernsey	18,694	–	–	18,694
Hong Kong	231,886	4,410,085	–	4,641,971
India	124,395	255,060	–	379,455
Indonesia	–	82,967	–	82,967
Ireland	455,365	907,123	–	1,362,488
Israel	2,285,330	346,092	–	2,631,422
Italy	119,560	9,855,740	–	9,975,300
Japan	54,713	49,865,134	–	49,919,847
Liechtenstein	28,232	115,437	–	143,669
Luxembourg	34,764	504,776	–	539,540
Malaysia	80,917	475,090	–	556,007
Mexico	153,854	–	–	153,854
Netherlands	557,567	4,159,034	–	4,716,601
New Zealand	171,918	491,511	–	663,429
Norway	120,336	4,026,041	–	4,146,377
Peru	26,231	–	–	26,231
Philippines	–	656	–	656
Poland	35,112	73,460	–	108,572
Portugal	–	126,639	–	126,639
Qatar	269,246	–	–	269,246
Singapore	111,659	2,364,745	–	2,476,404
South Africa	675,251	262,408	–	937,659
South Korea	874,882	4,959,351	–	5,834,233
Spain	167,569	2,012,758	–	2,180,327
Sweden	239,663	5,073,661	–	5,313,324
Switzerland	428,290	8,709,692	–	9,137,982
Taiwan	72,435	2,055,016	–	2,127,451
Thailand	15,398	1,721,430	–	1,736,828
Turkey	–	196,866	–	196,866

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
United Kingdom	$6,688,332	$21,986,772	$–	$28,675,104
United States	839,334	–	–	839,334
Total Common Stock	34,436,479	166,598,101	–	201,034,580
Exchange-Traded Funds	578,514	–	–	578,514
Preferred Stock	233,738	965,196	–	1,198,934
Short-Term Investments	1,685,257	4,584,594	–	6,269,851
Total Investments, at fair value	$36,933,988	$172,147,891	$–	$209,081,879
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(473)	$–	$(473)
Total Liabilities	$–	$(473)	$–	$(473)

(1)	For the period ended July 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2018, securities valued at $22,263,810 and $4,158,373 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2018, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 2,540,778	USD 22,874	BNP Paribas	08/02/18	$(151)
JPY 6,027,778	USD 54,230	UBS AG	08/01/18	(322)
				$(473)

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$473
Total Liability Derivatives		$473

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2018:

	BNP Paribas	UBS AG	Totals
Liabilities:
Forward foreign currency contracts	$151	$322	$473
Total Liabilities	$151	$322	$473

Net OTC derivative instruments by counterparty, at fair value	$(151)	$(322)	$(473)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(151)	$(322)	$(473)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $180,487,270.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$41,982,942
Gross Unrealized Depreciation	(13,188,743)

Net Unrealized Appreciation	$28,794,199

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 87.2%
		Consumer Staples: 6.6%
29,000	(1)	Magnit OJSC	$1,916,289	2.4
125,000		X5 Retail Group N.V. GDR	3,349,361	4.2
			5,265,650	6.6

		Energy: 36.8%
686,421	(1)	Gazprom Neft JSC	3,606,008	4.5
110,000		Gazprom Neft PJSC ADR	2,861,853	3.6
1,100,000		Gazprom PJSC	2,533,732	3.1
151,000		Lukoil PJSC ADR	10,796,500	13.5
31,300		Novatek PJSC GDR	4,969,767	6.2
69,000		Tatneft PJSC ADR	4,761,000	5.9
			29,528,860	36.8

		Financials: 14.8%
240,000		Halyk Savings Bank of Kazakhstan JSC GDR	2,796,000	3.5
480,000		Sberbank PAO	1,644,920	2.1
530,000		Sberbank PAO ADR	7,435,900	9.2
			11,876,820	14.8

		Industrials: 1.4%
590,000	(1)	Aeroflot - Russian Airlines PJSC	1,160,925	1.4

		Information Technology: 9.8%
18,450	(1)	EPAM Systems, Inc.	2,402,374	3.0
60,000	(1)	Mail.ru Group Ltd. GDR	1,620,396	2.0
106,000	(1)	Yandex NV	3,811,760	4.8
			7,834,530	9.8

		Materials: 10.2%
220,000	(1)	Kinross Gold Corp.	794,865	1.0
221,800		MMC Norilsk Nickel PJSC ADR	3,840,467	4.8
270,000		PhosAgro OJSC GDR	3,568,641	4.4
			8,203,973	10.2

		Real Estate: 1.5%
420,000		Etalon Group PLC GDR	1,176,000	1.5

		Telecommunication Services: 5.0%
330,000	(1)	Mobile TeleSystems PJSC	1,394,590	1.7
221,500		Mobile TeleSystems PJSC ADR	1,942,555	2.4
255,000		Sistema PJSFC GDR	720,630	0.9
			4,057,775	5.0

		Utilities: 1.1%
14,000,000	(1)	Inter RAO UES PJSC	928,198	1.1

	Total Common Stock
	(Cost $47,786,355)		70,032,731	87.2

PREFERRED STOCK: 6.2%
		Energy: 6.2%
2,500,000		Surgutneftegas	1,386,402	1.8
459,626	(1)	Tatneft	3,544,263	4.4

	Total Preferred Stock
	(Cost $2,767,877)		4,930,665	6.2

	Total Long-Term Investments
	(Cost $50,554,232)		74,963,396	93.4

SHORT-TERM INVESTMENTS: 7.7%
		Mutual Funds: 7.7%
6,199,858	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
		(Cost $6,199,858)	6,199,858	7.7

	Total Short-Term Investments
	(Cost $6,199,858)		6,199,858	7.7

	Total Investments in Securities (Cost $56,754,090)		$81,163,254	101.1
	Liabilities in Excess of Other Assets		(876,174)	(1.1)
	Net Assets		$80,287,080	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of July 31, 2018.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$5,265,650	$–	$5,265,650
Energy	15,557,500	13,971,360	–	29,528,860
Financials	10,231,900	1,644,920	–	11,876,820
Industrials	–	1,160,925	–	1,160,925
Information Technology	6,214,134	1,620,396	–	7,834,530
Materials	4,635,332	3,568,641	–	8,203,973
Real Estate	1,176,000	–	–	1,176,000
Telecommunication Services	2,663,185	1,394,590	–	4,057,775
Utilities	–	928,198	–	928,198
Total Common Stock	40,478,051	29,554,680	–	70,032,731
Preferred Stock	–	4,930,665	–	4,930,665
Short-Term Investments	6,199,858	–	–	6,199,858
Total Investments, at fair value	$46,677,909	$34,485,345	$–	$81,163,254

(1)	For the period ended July 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2018, securities valued at $3,370,200 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $56,754,723.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$27,462,020
Gross Unrealized Depreciation	(3,051,969)

Net Unrealized Appreciation	$24,410,051

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 26, 2018